As filed with the Securities and Exchange Commission on April 29, 2021

Securities Act File No. 333-253470

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. 1

Post-Effective Amendment No. / /

Tactical Investment Series Trust
(Exact Name of Registrant as Specified in Charter)

11726 Seven Gables Road

Cincinnati, OH 45249
(Address of Principal Executive Offices) (Zip Code)

(513) 984-9933
(Registrant’s Telephone Number, including Area Code)

Capitol Services, Inc.

1675 South State Street, Suite B

Dover, DE 19901
(Name and Address of Agent for Service)

With Copy To:

Bo J. Howell Strauss Troy Co., LPA 150 East 4th Street, 4th Floor Cincinnati, Ohio 45202-4018	Drew K. Horter Tactical Fund Advisors, LLC 11726 Seven Gables Road Cincinnati, OH 45249

Title of securities being registered: Shares of series of the Registrant:

1.	Tactical Conservative Allocation Fund
2.	Tactical Moderate Allocation Fund
3.	Tactical Growth Allocation Fund
4.	TFA Quantitative Fund
5.	TFA Multidimensional Tactical Fund

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities

Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

COLLABORATIVE INVESTMENT SERIES TRUST
800 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

Tactical Conservative Allocation Fund

Tactical Moderate Allocation Fund

Tactical Growth Allocation Fund

TFA Quantitative Fund

TFA Multidimensional Tactical Fund

Important Proxy Materials
PLEASE CAST YOUR VOTE TODAY

April 29, 2021

Dear Shareholder:

A special joint meeting (the “Meeting”) of the shareholders of the series of Collaborative Investment Series Trust (the “Trust”) identified above (each, an “Existing Fund” and together, the “Existing Funds”) will be held at the offices of Tactical Fund Advisors, LLC, 11726 Seven Gables Road, Cincinnati, Ohio 45249 on June 10, 2021 at 10:00 a.m. Eastern time. At the Meeting, shareholders of each Existing Fund will be asked to vote on (1) a proposal to reorganize their Existing Fund into a newly created series of Tactical Investment Series Trust (each, a “New Fund” and together, the “New Funds”), as identified below; and (2) a proposal to approve the new expense limitation agreement between the New Funds and Tactical Fund Advisors, LLC (the “Adviser”) (the “New ELA”), including the Adviser’s ability to recoup amounts that it previously waived or reimbursed under the prior expense limitation agreement:

Existing Fund		New Fund
Tactical Conservative Allocation Fund	→	Tactical Conservative Allocation Fund
Tactical Moderate Allocation Fund	→	Tactical Moderate Allocation Fund
Tactical Growth Allocation Fund	→	Tactical Growth Allocation Fund
TFA Quantitative Fund	→	TFA Quantitative Fund
TFA Multidimensional Tactical Fund	→	TFA Multidimensional Tactical Fund

The Trust is an open-end investment management company organized as a Delaware statutory trust. Each Existing Fund proposes to reorganize into a New Fund of Tactical Investment Series Trust (the “New Trust”), an open-end management company organized as a Delaware statutory trust (the “Reorganization”). Tactical Fund Advisors, LLC (the “Adviser”), serves as the investment adviser to the Existing Funds and New Funds. Additionally, each sub-adviser (each, a “Sub-Adviser” and together, the “Sub-Advisers”) to an Existing Fund serves as sub-adviser to the respective New Fund. Each New Fund and the respective Existing Fund have substantially similar investment objectives, investment policies, principal investment strategies and risks. Further, it is expected that each New Fund will be managed by the current portfolio managers of the respective Existing Fund. The Adviser is proposing this Reorganization for the following reasons:

•	so it can manage all its mutual funds, including the Existing Funds, in a trust dedicated to those funds;
•	lower gross and net expenses for shareholders; and

•	improve the quality and customization of services offered to the Existing Funds, including enhanced technology such as an improved shareholder portal that is mobile-enabled and secure, which will provide a better experience for the Funds’ shareholders.

The Adviser believes that by consolidating all its funds into a single, dedicated trust, the Adviser will be better positioned to grow fund assets, have more flexibility to acquire or launch new products, and potentially achieve greater economies of scale for fund shareholders, and such economies could result in a further reduction of expenses to shareholders. By operating under a single proprietary trust, the Adviser believes it will be better positioned to market and brand its mutual fund business. The Adviser has committed to continue the current expense limitation agreement with the Existing Funds through at least April 30, 2023, but wants the ability to recoup previously waived fees and reimbursed expenses of the Existing Funds following the Reorganization.

The Existing Funds are sensitive to the health and travel concerns that shareholders may have and the protocols that federal, state, and local governments may impose at the time of the shareholder meeting. Due to the difficulties arising from the coronavirus known as COVID-19, the date, time, location or means of conducting the special meeting may change. In the event of such a change, the Existing Funds will announce alternative arrangements for the special meeting as soon as possible, which may include holding the special meeting by means of remote communication. If there are any such changes to the meeting, the Existing Funds may not deliver additional soliciting materials to shareholders or otherwise amend the Existing Funds’ proxy materials. Instead, the Existing Funds plan to announce these changes, if any, by: (i) issuing a press release at www.tfafunds.com and encourage you to check this website before the special meeting if you plan to attend; and (ii) filing the announcement with the Securities and Exchange Commission. Anyone who attends the meeting in-person will need to comply with state and local safety guidelines for attending such events (e.g., self-provided mask or face covering, social distancing, etc.). We are urging all shareholders to take advantage of voting by mail, the internet, or telephone, as provided on the attached proxy card.

The proposed Reorganization would enable the Adviser to continue to serve as the investment adviser with respect to the assets that you have invested in the Existing Funds, by transferring such assets to the New Funds.

The Adviser made a recommendation to the Trust’s Board of Trustees (the “Existing Fund Board”) to approve the Reorganization, pursuant to an Agreement and Plan of Reorganization (the “Plan”). Following careful analysis and consideration, the Existing Fund Board approved the Reorganization after concluding that the implementation of the Reorganization is in the best interests of the Existing Funds and their shareholders.

Upon the closing of the Reorganization, all the assets of each Existing Fund will be transferred to the respective New Fund in exchange for shares of such New Fund, which shares will then be distributed pro rata to each Existing Fund’s shareholders.

The Reorganization is not expected to have any adverse federal or state tax consequences to the Existing Funds or their shareholders. Please refer to the enclosed Combined Proxy Statement and Prospectus for a detailed explanation of the Reorganization.

The Existing Fund Board has approved the Reorganization and the New ELA and recommends that you vote “FOR” the Reorganization and the New ELA.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Combined Proxy

Statement and Prospectus and cast your vote. It is important that your vote be received no later than June 10, 2021.

You may cast your vote by signing, dating, and mailing the enclosed voting instruction form or proxy card in the postage prepaid return envelope provided. In addition to voting by mail, you may also vote either by telephone or through the Internet as follows:

TO VOTE BY TELEPHONE:	TO VOTE BY INTERNET:
1) Read the Combined Proxy Statement and Prospectus and have the enclosed proxy card at hand 2) Call the toll-free number that appears on the enclosed proxy card and follow the simple instructions	1) Read the Combined Proxy Statement and Prospectus and have the enclosed proxy card at hand 2) Go to the website that appears on the enclosed proxy card and follow the simple instructions

We encourage you to vote by telephone or through the Internet using the control number that appears on the enclosed proxy card. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation. Whichever method you choose, please read the enclosed Combined Proxy Statement and Prospectus carefully before you vote.

We appreciate your participation and prompt response in this matter. If you should have any questions regarding the proposals, please call Okapi Partners, the Existing Funds’ proxy solicitor, toll-free at (855) 208-8903. To vote your shares, please call the telephone number listed on the proxy card or visit the listed website.

Thank you for your continued support.

Respectfully,

/s/ Gregory Skidmore

Gregory Skidmore

President, Collaborative Investment Series Trust

COLLABORATIVE INVESTMENT SERIES TRUST
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

Tactical Conservative Allocation Fund

Tactical Moderate Allocation Fund

Tactical Growth Allocation Fund

TFA Quantitative Fund

TFA Multidimensional Tactical Fund

NOTICE OF MEETING OF SHAREHOLDERS
TO BE HELD ON JUNE 10, 2021

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Meeting”) of the series identified above (the “Existing Funds”), each a series of Collaborative Investment Series Trust, an open-end investment management company organized as a Delaware statutory trust (the “Trust”), will be held at 10:00 a.m. Eastern Time on June 10, 2021, at the offices of Tactical Fund Advisors, 11726 Seven Gables Road, Cincinnati, Ohio 45249, to consider and vote on the following proposals, and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

1.	(“Proposal 1”) To approve an Agreement and Plan of Reorganization (the “Plan”) between the Trust, on behalf of the Existing Funds, and Tactical Investment Series Trust (the “New Trust”), an open-end management investment company organized as a Delaware statutory trust, on behalf of the series listed below (the “New Funds”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Existing Funds by the New Funds in exchange for shares of the New Funds, as applicable; (b) the distribution of such shares to the shareholders of the Existing Funds; and (c) the liquidation and termination of the Existing Funds (the “Reorganization”).
Existing Fund		New Fund
Tactical Conservative Allocation Fund	→	Tactical Conservative Allocation Fund
Tactical Moderate Allocation Fund	→	Tactical Moderate Allocation Fund
Tactical Growth Allocation Fund	→	Tactical Growth Allocation Fund
TFA Quantitative Fund	→	TFA Quantitative Fund
TFA Multidimensional Tactical Fund	→	TFA Multidimensional Tactical Fund

2.	(“Proposal 2”) To approve the new expense limitation agreement between the New Funds and Tactical Fund Advisors, LLC (the “Adviser”) (the “New ELA”), including the Adviser’s ability to recoup amounts that it previously waived or reimbursed under the prior expense limitation agreement.

The Existing Funds are sensitive to the health and travel concerns that shareholders may have and the protocols that federal, state, and local governments may impose at the time of the shareholder meeting. Due to the difficulties arising from the coronavirus known as COVID-19, the date, time, location or means of conducting the special meeting may change. In the event of such a change, the Existing Funds will announce alternative arrangements for the special meeting as soon as possible, which may include holding the special meeting by means of remote communication. If there are any such changes to the meeting, the Existing Funds may not deliver additional soliciting materials to shareholders or otherwise amend the Existing Funds’ proxy materials. Instead, the Existing Funds plan to announce these changes, if any, by: (i) issuing a press release at www.tfafunds.com and encourage you to check this website before the special meeting if you plan to attend;

and (ii) filing the announcement with the Securities and Exchange Commission. Anyone who attends the meeting in-person will need to comply with state and local safety guidelines for attending such events (e.g., self-provided mask or face covering, social distancing, etc.). We are urging all shareholders to take advantage of voting by mail, the internet, or telephone, as provided on the attached proxy card.

The proposed Reorganization is described in the attached Combined Proxy Statement and Prospectus. The form of Agreement and Plan of Reorganization is attached as Appendix A.

Shareholders of record as of the close of business on January 29, 2021, are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

The Board of Trustees of the Trust has approved the Reorganization and the New ELA and recommends that you vote “FOR” the Reorganization and the New ELA.

By Order of the Board of Trustees,

Gregory Skidmore

President, Collaborative Investment Series Trust

April 29, 2021

YOUR VOTE IS IMPORTANT. PLEASE FILL IN, DATE, SIGN AND RETURN THE ENCLOSED PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU PLAN TO BE PRESENT AT THE MEETING. YOU CAN ALSO VOTE BY TELEPHONE OR THROUGH THE INTERNET AT THE TOLL-FREE TELEPHONE NUMBER OR WEBSITE THAT APPEAR ON THE PROXY CARD. YOU MAY STILL VOTE IN PERSON IF YOU ATTEND THE MEETING.

COLLABORATIVE INVESTMENT SERIES TRUST
8000 Town Center Drive, Suite 400
Broadview Heights, Ohio 44147

QUESTIONS AND ANSWERS

Dated: April 29, 2021

The following questions and answers provide an overview of key features of the proposed Reorganization. Please call (855) 208-8903 with any questions about the Reorganization or the Combined Proxy Statement and Prospectus generally or to obtain a copy of the Existing Funds’ prospectuses and statements of additional information.

1.	What is this document and why did we send it to you?

The attached document is a proxy statement for Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, Tactical Growth Allocation Fund, TFA Quantitative Fund, and TFA Multidimensional Tactical Fund (together, the “Existing Funds”), each a series of Collaborative Investment Series Trust, an open-end investment management company established as a Delaware statutory trust (the “Trust”), and a prospectus for shares of Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, Tactical Growth Allocation Fund, TFA Quantitative Fund, and TFA Multidimensional Tactical Fund (together, the “New Funds”), each a newly created series of Tactical Investment Series Trust (the “New Trust”). The purpose of this Combined Proxy Statement and Prospectus is to solicit votes from shareholders of the Existing Funds to approve the proposed reorganization of each of the Existing Funds into the New Funds (the “Reorganization”) as described in the Agreement and Plan of Reorganization between the Trust, on behalf of the Existing Funds, and New Trust, on behalf of the New Funds (the “Plan”).

Tactical Fund Advisors, LLC (the “Adviser”), the investment adviser of each Existing Fund, serves as investment adviser of each New Fund. Each New Fund and the corresponding Existing Fund have substantially similar investment objectives, investment policies, principal investment strategies, and risks. Further, each New Fund will be managed by the same sub-adviser or sub-advisers and the current portfolio managers of the respective Existing Fund. Please refer to the enclosed Combined Proxy Statement and Prospectus for a description of the qualifications and business experience of the portfolio management teams.

Shareholder approval is needed to proceed with the Reorganization of the Existing Funds, and a special meeting of shareholders of the Existing Funds will be held on June 10, 2021, to consider whether to approve the Reorganization.

2.	What is the purpose of the Reorganization?

The Adviser is proposing this Reorganization so it can manage all its mutual funds, including the Existing Funds, in a trust dedicated to those funds, lower gross and net expenses for shareholders, and improve the quality and customization of services offered to the Existing Funds, including enhanced technology such as an improved shareholder portal that is mobile-enabled and secure, which will provide a better experience for the Funds’ shareholders and reduce the likelihood of errors from manual processes. The Adviser believes that by consolidating all its funds into a single, dedicated trust, the Adviser will be better positioned to grow fund assets, have more flexibility to acquire or launch new products, and achieve greater economies of scale for fund shareholders. By operating under a single proprietary trust, the Adviser believes it will be better positioned to market and brand its mutual fund business.

3.	How will the Reorganization affect me as a shareholder?

If you are a shareholder of an Existing Fund, you will become a shareholder of the corresponding New Fund because of the Reorganization. The shares of the New Fund that you receive immediately following the Reorganization will have a total net asset value (“NAV”) equal to the total NAV of the shares you held in the corresponding Existing Fund as of the closing date of the Reorganization. Each Existing Fund’s Reorganization is expected to be tax-free to each Existing Fund and its shareholders.

Each New Fund has engaged the Adviser to manage such New Fund, and it is expected that each New Fund will be managed by the same sub-adviser or sub-advisers and portfolio management team as the corresponding Existing Fund. Each New Fund’s investment objective is substantially similar to its corresponding Existing Fund and each New Fund’s principal investment strategies are similar to its corresponding Existing Fund. The New Funds’ Board of Trustees (the “New Fund Board”), officers, legal counsel, and chief compliance officer will be different from those of the Existing Funds. For information on the New Fund Board and officers please see the New Funds’ Statement of Additional Information (“SAI”) filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 22, 2021.

The New Funds’ service providers are listed below.

Service Providers	Existing Fund	New Fund
Fund Administrator	Collaborative Fund Services, LLC	Tactical Fund Services LLC
Sub-Fund Administrator and Fund Accountant	Mutual Shareholder Services, LLC	Ultimus Fund Solutions, LLC
Transfer Agent	Mutual Shareholder Services, LLC	Ultimus Fund Solutions, LLC
Principal Underwriter/Distributor	Arbor Court Capital, LLC	Ultimus Fund Distributors, LLC
Custodian	US Bancorp Fund Services, LLC	US Bancorp Fund Services, LLC
Legal Counsel	Thompson Hine LLP	Strauss Troy Co., LPA
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.	BBD, LLP

In addition, the New Funds will operate under the supervision of a board of trustees that is different from the board of trustees of the Existing Funds.

4.	How will the Reorganization affect the fees and expenses I pay as a shareholder of a New Fund?

Each New Fund will have the same investment management fee as the corresponding Existing Fund. The Adviser has agreed to enter into a contractual expense limitation agreement with each New Fund through April 30, 2023, that has substantially similar terms as each Existing Fund’s current expense limitation agreement, except the Adviser has agreed to lower the expense limit to 1.89% for Class I Shares and 2.14% for Class A Shares; currently, the expense limits are 1.95% for Class I Shares, and 2.20% for Class A Shares. If shareholders approve the Reorganization, they will pay lower fees for the New Fund without any change in the management of the portfolios.

Existing Fund Expense Limitation Agreement. The Adviser has entered into a contractual expense limitation agreement with each Existing Fund under which the Adviser has agreed, until April 30, 2022, to reduce its fees payable under the advisory agreement with each Existing Fund and/or reimburse other expenses of the

Existing Fund to the extent necessary to limit total annual operating expenses of each Existing Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Existing Fund’s business) to an amount not exceeding 1.95% and 2.20% of the average daily net assets attributable to the Class I and Class A shares, respectively (the “Existing ELA”). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

New Fund Expense Limitation Agreement. The Adviser has contractually agreed, until April 30, 2023, to reduce its fees payable under the advisory agreement with each New Fund and/or reimburse other expenses of each New Fund to the extent necessary to limit total operating expenses of the New Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the New Fund’s business) to an amount not exceeding 1.89% and 2.14% of the average daily net assets attributable to the Class I and Class A shares, respectively (the “New ELA”). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

Under the New ELA, the Adviser’s right to repayment also includes the fee reductions and expense reimbursements by the Adviser under the Existing ELA with each Existing Fund, if the foregoing conditions are met. More information about the fees and expenses of the Existing Funds and the New Funds are described further in the “Comparison Fee Tables and Examples” section of this Combined Proxy Statement and Prospectus.

5.	How will the Reorganization work?

Pursuant to the Plan, each Existing Fund will transfer all its assets at closing to the corresponding New Fund in exchange for shares of such New Fund and the New Fund’s assumption of all the Existing Fund’s liabilities. Each Existing Fund will then distribute the shares it receives from the corresponding New Fund to shareholders in proportion to their holdings of such shares in the Existing Fund, in liquidation of the Existing Fund. At the time of the Reorganization, holders of an Existing Fund’s shares will receive shares of the corresponding New Fund with the same aggregate NAV as their Existing Fund shares held immediately prior to the Reorganization.

If the Plan is carried out as proposed, the Reorganization is not expected to have any adverse federal or state tax consequences to the Existing Funds or their shareholders. Please refer to the enclosed Combined Proxy Statement and Prospectus for a detailed explanation of the Reorganization.

6.	What will happen if the Reorganization is not approved?

If the shareholders of an Existing Fund do not approve the Reorganization, then such Existing Fund will continue to operate as a series of the Trust and the Trust’s Board of Trustees (the “Existing Fund Board”) may take any further action that it deems to be in the best interests of an Existing Fund and its shareholders, such as re-soliciting shareholders to approve the Reorganization.

7.	Why do I need to vote?

Your vote is important and is needed to ensure that the Reorganization, including the recoupment provisions under the New ELA, can be acted upon. Even if you are a small investor, your vote makes a difference. If too few shareholders vote, an Existing Fund may not receive enough votes to go forward with the special meeting. Your immediate response will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate and vote as soon as possible to avoid any delay in the proposed Reorganization. If necessary, we may ask Existing Fund shareholders to vote on a proposal to adjourn the special meeting to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the Reorganization.

8.	How does the Existing Fund Board recommend that I vote?

After careful consideration, the Existing Fund Board approved the Proposals and recommends that you vote “FOR” the Proposals. The passage of Proposal 2 (Expense Limitation Agreement) is contingent on the passage of Proposal 1 (Reorganization).

9.	Who is paying for expenses related to the Reorganization?

The Adviser has agreed to pay all the expenses related to the Reorganization. Neither the Existing Funds nor the New Funds will bear any costs relating to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the New Funds’ Registration Statement and printing and distribution of the Combined Proxy Statement and Prospectus, legal fees, accounting fees, proxy solicitation expenses and other expenses of holding the special meeting. The Adviser expects the expenses of the Reorganization to be approximately $110,074.

10.	How do I vote?

You can vote in one of the following four ways:

1.	Complete, sign, date and promptly return the enclosed proxy card in the enclosed postage prepaid envelope;

2.       Call the toll-free number that appears on the enclosed proxy card and follow the simple instructions;

3.       Go to the website that appears on the enclosed proxy card and follow the simple instructions; or

4.       Attend the shareholder meeting in person.

Whether or not you plan to attend the special meeting, your prompt voting by proxy will help ensure a quorum at the special meeting. Voting by proxy will not prevent you from voting your shares in person at the special meeting. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by an Existing Fund, (ii) by properly executing a later-dated proxy, or (iii) by attending the Meeting and voting in person.

11.	What if I have questions?

If you have any questions regarding the proposed Reorganization or how to vote your shares, please call the Existing Funds’ proxy solicitor, Okapi Partners, toll-free at (855) 208-8903.

COMBINED PROXY STATEMENT AND PROSPECTUS
APRIL 29, 2021

COLLABORATIVE INVESTMENT SERIES TRUST
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147
(440) 922-0066

TACTICAL INVESTMENT SERIES TRUST
11726 Seven Gables Road
Cincinnati, OH 45249
(513) 984-9933

This Combined Proxy Statement and Prospectus is being sent to you in connection with the solicitation of proxies by Collaborative Investment Series Trust, an open-end investment management company established as a Delaware Statutory trust (the “Trust”), on behalf of each series of the Trust identified below (the “Existing Funds”), in connection with a special meeting of shareholders of the Existing Fund (the “Meeting”) to be held at 10:00 a.m. Eastern Time on June 10, 2021, at the offices of Tactical Fund Advisors, 11726 Seven Gables Road, Cincinnati, Ohio 45249. At the Meeting, shareholders of each Existing Fund will be asked to consider the following proposals, and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

1.	(“Proposal 1”) To approve an Agreement and Plan of Reorganization (the “Plan”) between the Trust, on behalf of the Existing Funds, and Tactical Investment Series Trust (the “New Trust”), an open-end management investment company organized as a Delaware statutory trust, on behalf of the series listed below (the “New Funds”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Existing Funds by the New Funds in exchange for shares of the New Funds, as applicable; (b) the distribution of such shares to the shareholders of the Existing Funds; and (c) the liquidation and termination of the Existing Funds (the “Reorganization”).
Existing Fund		New Fund
Tactical Conservative Allocation Fund	→	Tactical Conservative Allocation Fund
Tactical Moderate Allocation Fund	→	Tactical Moderate Allocation Fund
Tactical Growth Allocation Fund	→	Tactical Growth Allocation Fund
TFA Quantitative Fund	→	TFA Quantitative Fund
TFA Multidimensional Tactical Fund	→	TFA Multidimensional Tactical Fund

2.	(“Proposal 2”) To approve the new expense limitation agreement between the New Funds and Tactical Fund Advisors, LLC (the “Adviser”) (the “New ELA”), including the Adviser’s ability to recoup amounts that it previously waived or reimbursed under the prior expense limitation agreement.

The Existing Funds are sensitive to the health and travel concerns that shareholders may have and the protocols that federal, state, and local governments may impose at the time of the shareholder meeting. Due to the difficulties arising from the coronavirus known as COVID-19, the date, time, location or means of conducting the special meeting may change. In the event of such a change, the Existing Funds will announce alternative arrangements for the special meeting as soon as possible, which may include holding the special meeting by means of remote communication. If there are any such changes to the meeting, the Existing Funds may not deliver additional soliciting materials to shareholders or otherwise amend the Existing Funds’ proxy materials. Instead, the Existing Funds plan to announce these changes, if any, by: (i) issuing a press release at www.tfafunds.com and encourage you to check this website before the special meeting if you plan to attend; and (ii) filing the announcement with the Securities and Exchange Commission. Anyone who attends the meeting in-person will need to comply with state and local safety guidelines for attending such events (e.g., self-provided mask or face covering, social distancing, etc.). We are urging all shareholders to take advantage of voting by mail, the internet, or telephone, as provided on the attached proxy card.

A copy of the Plan is attached as Appendix A. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Existing Fund, (ii) by properly executing a later-dated proxy, or (iii) by attending the Meeting and voting in person.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference into this Combined Proxy Statement and Prospectus, which means that they are legally considered to be a part of this Combined Proxy Statement and Prospectus:

•	the Prospectus and Statement of Additional Information (“SAI”) of the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund, dated May 1, 2020, are incorporated by reference to Post-Effective Amendment No. 52 to those Fund’s Registration Statement on Form N-1A (File Nos. 333-221072 and 811-23306), filed with the SEC on April 29, 2020; the Prospectus of the TFA Quantitative Fund and TFA Multidimensional Tactical Fund dated March 4, 2020, is incorporated by reference to the filing pursuant to Rule 497(c) filed with the SEC on March 6, 2020; and the SAI of the TFA Quantitative Fund and TFA Multidimensional Tactical Fund dated March 4, 2020, is incorporated by reference to the filing pursuant to Rule 497(c) filed with the SEC on March 5, 2020 (the “Existing Funds’ Prospectus and SAI”);
•	the report of the Independent Registered Public Accounting Firm for and audited financial statements of the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund and Tactical Growth Allocation Fund are incorporated by reference to the Annual Report to Shareholders of the Existing Funds for their fiscal year ended December 31, 2020, filed on Form N-CSR (File No. 811-23306) with the SEC on March 11, 2021 (the “Existing Funds’ Annual Report”); and
•	the report of the Independent Registered Public Accounting Firm for and audited financial statements of the TFA Quantitative Fund and TFA Multidimensional Tactical Fund are incorporated by reference to the Annual Report to Shareholders of those Existing Funds for their fiscal year ended December 31, 2020, filed on Form N-CSR (File No. 811-23306) with the SEC on March 2, 2021(the “Existing Funds’ Annual Report”); and
•	the Prospectus and SAI of the New Funds, dated April 26, 2021, are incorporated by reference to Pre-Effective Amendment No. 1 to the New Fund’s Registration Statement on Form N-1A (File Nos. 333-252544 and 811-23631), filed with the SEC on April 22, 2021 (the “New Funds’ Prospectus and SAI”).

Copies of the Existing Funds’ documents are available upon request and without charge by writing to Collaborative Investment Series Trust, c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, or by calling 1-800-869-1679. Free copies of these Existing Fund documents are also available at www.tfafunds.com. Because the New Funds have not yet commenced operations as of the date of this Combined Proxy Statement and Prospectus, no Annual or Semi-Annual Report to Shareholders is available. Once available, copies of this document will be provided upon request and without charge by writing to Tactical Investment Series Trust c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling (833) 974-3787.

The Existing Funds’ Prospectus and Annual Report to Shareholders have been previously mailed to shareholders of the Existing Funds. The principal offices of the Trust and New Trust are identified above. This Combined Proxy Statement and Prospectus will be first sent to shareholders on or about May 5, 2021.

This Combined Proxy Statement and Prospectus includes information about the New Funds that you should know before considering the Plan and resulting Reorganization, and it should be retained for future reference. Additional information contained in the SAI of the New Funds relating to this Combined Proxy Statement and Prospectus, as required by the SEC, is on file with the SEC. The New Funds’ SAI is available without charge, upon request by calling the toll-free number set forth above for the New Funds or by writing to the New Funds at the address set forth above.

The SEC has not approved or disapproved these securities nor has it passed on the accuracy or adequacy of this Combined Proxy Statement and Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

PROPOSAL 1: To Approve the Agreement and Plan of Reorganization	16
Overview	16
Reasons for the Reorganization and Board Deliberations	16
The Proposed Plan and Resulting Reorganization	19
Comparison of the Existing Funds and the New Funds	19
Federal Tax Consequences of the Proposed Reorganization	27
COMPARISON FEE TABLES AND EXAMPLES	27
PRINCIPAL RISK FACTORS	31
THE PROPOSED PLAN AND RESULTING REORGANIATION	49
Summary of the Proposed Reorganization	49
Description of the New Fund Shares	50
Reasons for the Reorganization Considered by the Existing Fund Board	50
Federal Income Tax Consequences	50
Comparison of Shareholder Rights	52
Capitalization	54
INFORMATION ABOUT THE EXISTING FUNDS AND NEW FUNDS	56
Investment Objectives	56
Fees and Expenses	56
Principal Investment Strategies	57
Performance and Portfolio Turnover	60
Investment Adviser, Sub-Advisers, and Portfolio Managers	65
How the Funds Value their Shares	69
Purchase of Fund Shares	70
How to Redeem Shares	74
Other Information	77
Dividends, Distributions and Taxes	78
Financial Highlights	79
Distribution Arrangements	79
Investment Policies	80
Payments to Broker-Dealers and Other Financial Intermediaries	80
PROPOSAL 2: To Approve the New Expense Limitation Agreement	81
VOTING INFORMATION	83
LEGAL MATTERS	87
EXPERTS	87
INFORMATION FILED WITH THE SEC	87
APPENDIX A: Agreement and Plan of Reorganization	A-1
APPENDIX B: Financial Highlights	B-1
APPENDIX C: Form of Expense Limitation Agreement	C-1

1.	PROPOSAL 1: To Approve the Agreement and Plan of Reorganization
A.	Overview

The following synopsis is a summary of certain information contained elsewhere in this Combined Proxy Statement and Prospectus, including the documents incorporated by reference, as well as in the Agreement and Plan of Reorganization (the “Plan”, and the transaction contemplated in the Plan, collectively the “Reorganization”). This synopsis is qualified by reference to the more complete information contained herein as well as in the Prospectus and SAI of the Existing Funds, as supplemented to date, which includes information about the Existing Funds, and in the Plan attached hereto as Appendix A. Shareholders should read this entire Combined Proxy Statement and Prospectus carefully.

B.	Reasons for the Reorganization and Board Deliberations

The Board of Trustees of the Trust (the “Existing Fund Board”) considered the Reorganization at a meeting held on February 19, 2021. At the meeting the Existing Fund Board, including a majority of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved the Reorganization. In approving the Reorganization, the Existing Fund Board determined that: (i) participation in the Reorganization is in the best interest of each Existing Fund and its shareholders; and (ii) the interests of each Existing Fund’s shareholders would not be diluted because of the Reorganization.

The Adviser is proposing this Reorganization so it can manage all its mutual funds, including the Existing Funds, in a trust dedicated to those funds, lower gross and net expenses for shareholders, and improve the quality of services offered to the Existing Funds and their shareholders. The Adviser believes that by consolidating all its funds into a single, dedicated trust, the Adviser will be better positioned to grow fund assets, have more flexibility to acquire or launch new products, and potentially achieve greater economies of scale for fund shareholders. By operating under a single proprietary trust, the Adviser believes it will be better positioned to market and brand its mutual fund business.

In addition, the Adviser has agreed to a new expense limitation agreement with the New Funds (the “New ELA”) substantially similar to the Adviser’s current expense limitation agreement with the Existing Funds, except the Adviser has agreed to lower the expense limit to 1.89% for Class I Shares and 2.14% for Class A Shares; currently, the expense limits are 1.95% for Class I Shares, and 2.20% for Class A Shares. The Adviser represented to the Existing Fund Board that it believes the Reorganization would be in the best interests of the Existing Funds shareholders and recommended that the Existing Fund Board approve the Reorganization. In particular, the Adviser believes that the lower expenses and enhanced technology, such as an improved shareholder portal that is mobile-enabled and secure, will greatly benefit shareholders.

In determining that (i) the participation in the Reorganization is in the best interest of each Existing Fund and its shareholders; and (ii) the interests of each Existing Fund’s shareholders would not be diluted because of the Reorganization, the Existing Fund Board reviewed and considered various information provided to them to assist them in evaluating the Reorganization, such as information relating to:

•	the terms of the Plan; the investment objective, strategies, risks, and policies of each New Fund, as compared to the corresponding Existing Fund’s investment objective, strategies, risks and policies;
•	each New Fund’s fee structure, as compared to the corresponding Existing Fund’s fee structure;

•	the New Funds’ investment adviser, including that the Adviser has been the adviser to each Existing Fund since its inception and that it is anticipated that the sub-advisers and portfolio managers of each Existing Fund will continue as portfolio managers of the corresponding New Fund;
•	the New Funds’ other services providers and their anticipated general fee structures;
•	the New Trust’s board, including its composition and governance structure; the Adviser’s strategic plans for the New Funds following the Reorganization, including marketing and distribution plans;
•	the anticipated U.S. federal income tax consequences of the Reorganization; the costs anticipated to be incurred in connection with the Reorganization and the fact that the Adviser, the Existing Funds’ investment adviser, would pay such costs; and the recommendation of the Adviser, among other relevant information.

The Adviser’s recommendation was based on, among other things, its view that the Existing Funds and the New Funds would be, from a shareholder perspective, the same investment decision with similar expenses and there would be continuity in the management of the strategy. In addition, the Independent Trustees were advised by independent legal counsel in their considerations of the Plan and the Reorganization.

The members of the Existing Fund Board (each a “Trustee,” and together, the “Trustees”) did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Reorganization. Rather, the approval determinations were made based on each Trustee’s business judgment after consideration of all the factors taken in their entirety. Although not meant to be all-inclusive, the following were some of the factors considered by the Existing Fund Board in making its determination:

•	each New Fund and its corresponding Existing Fund have substantially similar investment objectives, fundamental investment policies, principal investment strategies, and principal risks;
•	the Adviser would serve as the investment adviser to the New Funds, and it is expected that the New Funds will be managed by the same sub-adviser or sub-advisers and portfolio management team, providing continuity of management;
•	the management fee rate for each New Fund will be the same as the management fee rate of the corresponding Existing Fund and the total expenses of each New Fund are expected to be lower than the total expenses of the corresponding Existing Fund;
•	the Adviser has agreed to enter into a contractual expense limitation agreement with the New Funds through April 30, 2023 that has similar terms as the Existing Funds’ current expense limitation agreement, which caps expenses at 1.89% for Class I Shares and 2.14% for Class A Shares of each New Fund;
•	the determination of the Adviser to manage all its mutual funds under a proprietary trust, New Trust;
•	the range and quality of services that the shareholders of each Existing Fund would receive as shareholders of the corresponding New Fund are expected to generally be comparable to the range and quality of services that such shareholders currently receive;
•	the reasonableness of the terms and conditions in the Plan;

•	the proposed Reorganization is intended to be tax-free for U.S. federal income tax purposes for each Existing Fund and its shareholders;
•	the proposed Reorganization will not result in the dilution of each Existing Fund’s shareholders’ interests;
•	the Adviser, not the Existing Funds or the New Funds, would pay all costs associated with the Reorganization; and
•	the shareholders of each Existing Fund will continue to have the ability to redeem their shares prior to the Reorganization.

After careful analysis and consideration and evaluating all of the information and factors above and after consulting with legal counsel, the Existing Fund Board, in the exercise of their responsibility and duty under applicable law, concluded that the terms of the Plan were reasonable, and that the Reorganization is in the best interest of each Existing Fund’s shareholders and that their interest would not be diluted as a result of the transactions contemplated by the Reorganization. Therefore, the Existing Fund Board directed that the Plan be submitted to shareholders of each Existing Fund for approval.

The Existing Fund Board has approved the Reorganization and recommends that you vote “FOR” the Reorganization.

If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the closing of the Reorganization will occur on or about July 9, 2021, or such other date as is agreed to by the parties, provided that the Existing Funds and the New Funds have obtained prior to that time an opinion of Strauss Troy Co., LPA (“Strauss Troy”), legal counsel to the New Funds, concerning the tax consequences of the Reorganization as set forth in the Plan. The Plan may be terminated, and the Reorganization abandoned, whether before or after the requisite approval by the shareholders of the Existing Funds, at any time prior to the closing: (i) by either the Existing Funds or the New Funds, if the other party or the Adviser materially breaches certain provisions of the Plan; (ii) by either the Existing Funds or the New Funds, if certain conditions of the Plan are not met; (iii) by either the Existing Funds or the New Fund, if a government order prohibits the closing of the Reorganization; or (iv) by the mutual consent of the Existing Funds and the New Funds. Further, if the Reorganization has not been substantially completed by the first anniversary of the Plan, the Plan shall automatically terminate unless a later date is agreed to in writing by both the Existing Funds and the New Funds.

The Adviser has agreed to pay all the expenses related to the Reorganization. Neither the Existing Funds nor the New Funds will bear any costs relating to the Reorganization. The expenses of the Reorganization are expected to be approximately $110,074. The costs of the Reorganization include, but are not limited to, costs associated with the preparation, filing, printing, and mailing of this Combined Proxy Statement/Registration Statement; legal, accounting, and other professional fees; proxy solicitation expenses; and other expenses of holding the special meeting and expenses incurred in connection with the dissolution and liquidation of the Existing Funds following the Reorganization. In addition to solicitations by mail, certain officers and agents of the Existing Funds, and the Adviser also may solicit proxies, without special compensation, by telephone. If shareholders holding a sufficient number of shares of an Existing Fund do not approve the Reorganization, then it is expected that such Existing Fund will continue to operate as a series of the Trust and the Existing Fund Board may take any further action as it deems to be in the best interests of such Existing Fund and its shareholders, such as re-soliciting shareholders to approve the Reorganization.

C.	The Proposed Plan and Resulting Reorganization

If each Existing Fund’s shareholders approve the Plan, and certain closing conditions are met, the Reorganization is expected to take place as follows:

•	each Existing Fund will transfer all its assets at closing to the corresponding New Fund;
•	each New Fund will assume the liabilities of the corresponding Existing Fund and issue shares to the Existing Fund, which will distribute those shares pro rata to its shareholders;
•	shareholders of each Existing Fund will become shareholders of the corresponding New Fund;
•	shares of each New Fund received by shareholders of the corresponding Existing Fund at the time of the Reorganization will have the same aggregate net asset value (“NAV”) as the shares of the Existing Fund held immediately prior to the Reorganization; and
•	the Existing Funds will be liquidated.
D.	Comparison of the Existing Funds and the New Funds
a)	Investment Objectives

Each Existing Fund and its corresponding New Fund share a substantially similar investment objective. The Existing Fund Board may change the investment objective of each Existing Fund without shareholder approval. The Board of Trustees of the New Fund (the “New Fund Board”) also may change the investment objective of each New Fund without a New Fund’s shareholders’ approval.

Fund	Existing Fund Investment Objective	New Fund Investment Objective
Tactical Conservative Allocation Fund	The Fund seeks to provide capital appreciation with a secondary objective of capital preservation	The Fund seeks to provide capital appreciation with a secondary objective of capital preservation
Tactical Moderate Allocation Fund	The Fund will seek to provide capital appreciation.	The Fund seeks to provide capital appreciation.
Tactical Growth Allocation Fund	The Fund will seek to provide capital appreciation.	The Fund seeks to provide capital appreciation.
TFA Quantitative Fund	The Fund seeks capital growth.	The Fund seeks to provide capital appreciation.
TFA Multidimensional Tactical Fund	The Fund seeks capital growth.	The Fund seeks to provide capital appreciation.

b)	Principal Investment Strategies

Each Existing Fund and its corresponding New Fund have similar principal investment strategies. For more information, please see the discussion under “Information about the Existing Funds and New Funds – Principal Investment Strategies”.

Tactical Conservative Allocation Fund – Principal Investment Strategies

Existing Fund	New Fund

The Fund seeks to provide capital appreciation. The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index exchange traded funds (“ETFs”), investment grade fixed income securities, ETFs that primarily invest in equities and/or fixed income securities and exchange traded notes (“ETNs”) linked to the VIX (market volatility) index. ETFs that primarily invest in fixed income securities will include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment grade corporate bonds, municipal securities and U.S. Treasury securities. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- or higher by S&P at the time of purchase.

The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity and fixed income ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -20% and 25% and fixed income exposure between -50% and 75%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Capital Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of dividend-paying domestic and international equities and equity ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in fixed income ETFs. The sub-adviser may also use volatility-linked ETNs for hedging purposes.

Synergy Financial Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets in a diversified portfolio of global equity investments that seeks

The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the daily management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and determining the amount of the Fund’s assets that each sub-adviser will manage, which will vary from time to time.

The Fund may invest in equity securities of domestic and foreign issuers of any size, equity-related securities such as options on equity indices or index exchange-traded funds (“ETFs”), investment grade fixed income securities, ETFs that primarily invest in equities and/or fixed income securities and exchange traded notes (“ETNs”) linked to the VIX (market volatility) index. ETFs that primarily invest in fixed income securities will include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment-grade corporate bonds, municipal securities and U.S. Treasury securities. High yield bonds are securities that are generally rated below investment grade by the primary rating agencies (BBB- or lower by S&P and Baa3 or lower by Moody’s). The Fund may short shares of equity and fixed income ETFs and invest in foreign equity securities or ETFs, including issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index.

The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and short in domestic and foreign equity and fixed income ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -20% and 25% and fixed income exposure between -50% and 75%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Capital Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of dividend-paying domestic and international equities and equity ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in fixed income ETFs. The sub-adviser may also use volatility-linked ETNs for hedging purposes.

Synergy Financial Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets in a diversified portfolio of global equity investments that seeks to outperform the S&P 500 by investing primarily in U.S. and foreign equity securities and ETFs.

Heritage Capital Advisors, LLC (“Heritage”) – Heritage invests its allocation of the Fund’s assets in a diversified to outperform the S&P 500 by investing primarily in U.S. and foreign equity securities and ETFs.

Heritage Capital Advisors, LLC (“Heritage”) – Heritage invests its allocation of the Fund’s assets in a diversified portfolio of global equity securities and short and intermediate term bonds. Heritage may also invest in exchange traded funds to provide global equity and bond exposure for the Fund.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

portfolio of global equity securities and short, intermediate, and long-term bonds. Heritage may also invest in exchange traded funds to provide global equity and bond exposure for the Fund.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

Tactical Moderate Allocation Fund – Principal Investment Strategies

Existing Fund	New Fund

The Fund seeks to provide capital appreciation. The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index ETFs, investment grade fixed income securities, ETFs that primarily invest in equities and/or fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that primarily invest in fixed income securities will include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment grade corporate bonds, municipal securities and U.S. Treasury securities. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EM Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase.

The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity and fixed income ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -25% and 50% and fixed income exposure between -50% and 50%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or

The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the daily management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and determining the amount of the Fund’s assets that each sub-adviser will manage, which will vary from time to time.

The Fund may invest in equity securities of domestic and foreign issuers of any size, equity-related securities such as options on equity indices or index exchange-traded funds (“ETFs”), investment grade fixed income securities, ETFs that primarily invest in equities or fixed income securities and exchange-traded notes (“ETNs”) linked to the VIX (market volatility) index. ETFs that primarily invest in fixed income securities will include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment grade corporate bonds, municipal securities and U.S. Treasury securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BBB- or lower by S&P and Baa3 or lower by Moody’s). The Fund may short shares of equity and fixed income ETFs and invest in foreign equity securities or ETFs, including issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index.

The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity and fixed income ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -25% and 50% and fixed income exposure between -50% and 50%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Capital Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of domestic and international and equity ETFs including leveraged, fixed income, and inverse ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The sub-adviser may also use volatility-linked ETNs for hedging purposes.

Synergy Financial Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets in a diversified portfolio of global equity investments that seeks to outperform the S&P 500 by investing primarily in U.S. and foreign equity securities and ETFs.

Heritage Capital Advisors, LLC (“Heritage”) – Heritage invests its allocation of the Fund’s assets in a diversified portfolio of global equity securities and short and intermediate term bonds. Heritage may also invest in exchange traded funds to provide global equity and bond exposure for the Fund.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Capital Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of dividend-paying domestic and international and equity ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The sub-adviser may also use volatility-linked ETNs for hedging purposes.

Synergy Financial Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets in a diversified portfolio of global equity investments that seeks to outperform the S&P 500 by investing primarily in U.S. and foreign equity securities and ETFs.

Heritage Capital Advisors, LLC (“Heritage”) – Heritage invests its allocation of the Fund’s assets in a diversified portfolio of global equity securities and short, intermediate, and long-term bonds. Heritage may also invest in exchange traded funds to provide global equity and bond exposure for the Fund.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

Tactical Growth Allocation Fund – Principal Investment Strategies

The Fund seeks to provide capital appreciation. The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index ETFs, investment grade fixed income securities, ETFs that primarily invest in equities and/or investment grade fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that the Fund may invest in include leveraged ETFs. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index. The Fund considers investment grade securities to be those that are rated Baa3 or

The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the daily management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and determining the amount of the Fund’s assets that each sub-adviser will manage, which will vary from time to time.

The Fund may invest in equity securities of domestic and foreign issuers of any size, equity-related securities such as options on equity indices or index exchange-traded funds (“ETFs”), investment grade fixed income securities, ETFs that primarily invest in equities or investment grade fixed income securities and exchange-traded notes (“ETNs”) linked to the VIX (market volatility) index. ETFs that the Fund may invest in include leveraged ETFs and ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment-grade corporate bonds, municipal securities, and U.S. Treasury securities. High yield bonds are securities that are generally rated below investment grade by the primary rating agencies (BBB- or lower by S&P or Baa3 or lower by Moody’s). The Fund may short shares of equity and fixed income ETFs and foreign equity securities or ETFs, including issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index.

higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase.

The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -40% and 100%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Capital Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of domestic and international and equity ETFs including leveraged and inverse ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The portfolio can also use volatility ETNs for hedging purposes and leveraged ETFs to take advantage of opportunities the sub-adviser sees in the market.

Synergy Financial Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets in a diversified portfolio of global equity investments that seeks to outperform the S&P 500 by investing primarily in U.S. and foreign equity securities and ETFs.

Heritage Capital Advisors, LLC (“Heritage”) – Heritage invests its allocation of the Fund’s assets in a diversified portfolio of global equity securities and short and intermediate term bonds. Heritage may also invest in exchange traded funds to provide global equity and bond exposure for the Fund.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -40% and 100%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Capital Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of dividend-paying domestic and international and equity ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The portfolio can also use volatility ETNs for hedging purposes and leveraged ETFs to take advantage of opportunities the sub-adviser sees in the market.

Synergy Financial Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets in a diversified portfolio of global equity investments that seeks to outperform the S&P 500 by investing primarily in U.S. and foreign equity securities and ETFs.

Heritage Capital Advisors, LLC (“Heritage”) – Heritage invests its allocation of the Fund’s assets in a diversified portfolio of global equity securities and short, intermediate, and long-term bonds. Heritage may also invest in exchange traded funds to provide global equity and bond exposure for the Fund.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

TFA Quantitative Fund – Principal Investment Strategies

Existing Fund	New Fund

In pursuing the Fund’s investment objective, the Fund’s Adviser, Tactical Fund Advisors, LLC (the “Adviser”) executes the Fund’s investment strategy based on signals and analysis provided by the Fund’s sub-adviser, Potomac Advisors, Inc. (the “Sub-Adviser”). The Adviser will, under normal conditions, invest the Fund’s assets in leveraged and unleveraged registered investment funds which include mutual funds and exchange traded funds (the “Underlying Funds”) which seek to provide investment returns that match

The Fund’s Adviser, Tactical Fund Advisors, LLC (the “Adviser”) executes the Fund’s investment strategy based on signals and analysis provided by the Fund’s sub-adviser, Potomac Advisors, Inc. (the “Sub-Adviser”) resulting from the outputs of the Sub-Adviser’s proprietary investment models. Under normal market conditions, the Adviser will invest the Fund’s assets in leveraged and unleveraged mutual funds and exchange-traded funds (the “Underlying Funds”), on a daily or monthly basis either (1) 100% exposure to the NASDAQ 100 Index, (2) up to 150% exposure to the S&P 500 Index or (3) up to 100% exposure to an inverse S&P 500 index based on the outputs of the Sub-Adviser’s proprietary investment model. The Fund may invest in inverse funds, which are funds that are designed to provide returns that are the inverse, or opposite of a specific benchmark or index.

The Adviser delegates the day-to-day management of the Fund’s portfolio to the Sub-Adviser. The Sub-Adviser’s model generates signals based on a quantitative analysis, which is then used to determine in which of the Underlying Funds to invest. The model’s buy, sell, or hold signals are generated by the model’s algorithmic, rules-based system. The Sub-Adviser's model is predicated on whether the model anticipates a market advance, correction, or decline. Final allocations among the Underlying Funds and/or cash is determined by short-term technical analysis and momentum indicators that track recent price changes in the Underlying Funds.

The Sub-Adviser’s model utilizes a proprietary quantitative process that aggregates over thirty different trading systems into one algorithm to identify buy, sell, and short signals, based on historic and raw stock market data, including major and secondary market indexes, interest rate data, internal market data such as technical indicators that measure market indices movements, new highs and lows, volume and volatility measures and seasonality and sentiment data. The Sub-Adviser’s model incorporates seasonality and sentiment data to identify patterns in the time of year to determine stock market advances or declines and consumer sentiment about markets or the economy.

The Fund may hold significant cash or fixed income positions during unfavorable market conditions and may be fully invested in the Underlying Funds when favorable conditions warrant. The factors used to determine the Fund’s allocations are based upon the strength of sub-adviser’s trading signals. In managing the Fund’s portfolio, the Fund will engage in frequent trading, resulting in a high portfolio turnover rate.

which seek to provide investment returns that match on a daily or monthly basis

(1) up to 150% exposure to the NASDAQ 100 Index,

(2) up to 150% exposure to the S&P 500 Index,

(3) up to 150% exposure to the Russell 2000 Index, or

(4) up to 100% exposure to an inverse S&P 500 Index.

The Fund may invest in inverse funds, which are funds that are designed to provide returns that are the inverse, or opposite of a specific benchmark or index.

The Adviser delegates the daily management of the Fund’s portfolio to the Sub-Adviser whose model generates signals based on a quantitative analysis. The Sub-Adviser uses these signals to invest in the Underlying Funds. The model’s buy, sell, or hold signals are generated by the model’s algorithmic, rules-based system. The Sub-Adviser's model seeks to anticipate a market advance, correction, or decline. The Sub-Adviser determines the final allocations among the Underlying Funds and other assets using short-term technical analysis and momentum indicators that track recent price changes in the Underlying Funds.

The Sub-Adviser’s model utilizes a proprietary quantitative process that aggregates over 30 different trading systems into one algorithm to identify buy, sell, and short signals, based on market data. The input information includes historic and raw stock market data, including major and secondary market indexes, interest rate data, internal market data such as technical indicators that measure market indices movements, new market highs and lows, volume and volatility measures and seasonality and sentiment data.

In managing the Fund’s portfolio, the Fund will engage in frequent trading, resulting in a high portfolio turnover rate.

TFA Multidimensional Tactical Fund – Principal Investment Strategies

Existing Fund	New Fund

Tactical Fund Advisors, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in equity securities of small, mid, and large U.S. capitalization companies and fixed income ETFs (the “Underlying ETFs”). The Fund’s investments in the Underlying ETFs exposes the Fund to the following types of fixed income securities: U.S. Treasuries, investment grade corporate securities, U.S. floating rate treasury notes and high yield bonds with maturity dates ranging from one to thirty years. The Underlying ETFs are not limited to a

Tactical Fund Advisors, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in:

(1)     equity securities of small, mid, and large U.S. capitalization companies;

(2)     exchange-traded funds (“ETFs”) that invest in fixed income securities of any quality or maturity, including below investment grade securities that are commonly referred to as “junk bonds” (the “Underlying ETFs”);

(3)     cash and cash equivalents.

to particular credit quality and may invest in below investment grade securities (commonly referred to as "junk bonds"). The Fund defines below investment grade securities as bonds with a credit rating below Baa3 or BBB- as judged by either Moody’s Investors Service or Standard & Poor’s.

The Adviser delegates the day-to-day management of the Fund’s portfolio to the Fund’s sub-adviser, Preston Wealth Advisors, LLC (the “Sub-Adviser”). Under normal market conditions, the Sub-Adviser will allocate the Fund’s investments equally between equities and the Underlying ETFs. The Sub-Adviser will adjust the Fund’s holdings based on the daily output of its quantitative model which analyzes multiple variables, such as price and risk factors, over four different lookback periods. The Sub-Adviser utilizes the outputs of its proprietary model to determine whether to adjust the Fund’s investment allocations or shift the Fund to cash.

The Fund may hold significant cash or fixed income positions during unfavorable market conditions and may be fully invested when favorable conditions warrant. The Sub-Adviser decides whether to transition between asset classes based on the recommendations from its quantitative analysis. In managing the Fund’s portfolio, the Fund will engage in frequent trading, resulting in a high portfolio turnover rate.

The Adviser delegates the daily management of the Fund’s portfolio to the Fund’s sub-adviser, Preston Wealth Advisors, LLC (the “Sub-Adviser”). The Sub-Adviser will adjust the Fund’s holdings based on the daily output of its quantitative model, which analyzes multiple variables, such as price, risk, and other statistical factors. The Sub-Adviser utilizes the outputs of its proprietary model daily to determine whether to adjust the Fund’s specific investment allocations or shift the holdings to cash based on the amount of risk currently in the market.

In managing the Fund’s portfolio, the Fund will engage in frequent trading, resulting in a high portfolio turnover rate.

c)	Investment Advisory Services

Tactical Fund Advisors, LLC, located at 11726 Seven Gables Road, Cincinnati, Ohio 45249, is the investment adviser to each Existing Fund and each New Fund. If the Reorganization is approved, the Adviser will continue to be the investment adviser of the New Funds under an investment advisory agreement with the New Funds (the “New Advisory Agreement”) dated July 9, 2021 that will provide for an annual management fee rate of 1.30% as a percentage of each New Fund’s net assets, which is the same as the management fee of each Existing Fund. Except for the date and term of the New Advisory Agreement, all other terms of the New Advisory Agreement are materially identical to the terms of the Existing Funds’ management agreement.

It is expected that each New Fund will be managed by the same sub-adviser or sub-advisers and portfolio management team as its corresponding Existing Fund.

The sub-advisers to the Existing Funds are outlined in the following table.

Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund	Anchor Capital Management Group, Inc. Exceed Advisory LLC Tuttle Capital Management, LLC Synergy Financial Management, LLC Heritage Capital Advisors, LLC
TFA Quantitative Fund	Potomac Advisors, Inc.
TFA Multidimensional Tactical Fund	Preston Wealth Advisors, LLC

The portfolio managers for the Existing Funds are responsible for the daily management of the Existing Fund’s portfolio and are outlined in the table below. For a discussion of the experience and qualifications of the current portfolio managers, see below.

Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund

Drew Horter, Chief Executive Officer of the Adviser, has served the Fund as a portfolio manager since its inception in March 2019.

Eric Leake, President of Anchor Capital and Garrett Waters, Chief Executive Officer of Anchor Capital, have each served the Fund as a portfolio manager since its inception in March 2019.

Joseph Halpern, Managing Member of Exceed Advisory, has served the Fund as a portfolio manager since its inception in March 2019.

Matthew Tuttle, Managing Member and Chief Investment Officer of Tuttle, has served the Fund as a portfolio manager since its inception in March 2019.

Joe Maas, Chief Investment Officer of Synergy, has served the Fund as a portfolio manager since January 1, 2020.

David Moenning, Investment Officer of Heritage, and Jeff Pietsch, Portfolio Manager of Heritage, have served the Fund as portfolio managers since December 17, 2020.

TFA Quantitative Fund	Richard M. Paul, Founder and Chief Investment Officer of Potomac Advisors, and Meghan S. Paul, Vice President of Potomac Advisors, have served as the Fund’s portfolio managers since its inception in May 2020.
TFA Multidimensional Tactical Fund	Theodore J. Doremus, Chief Executive Officer and Co-Founder of Preston, has served as the Fund’s portfolio manager since its inception in May 2020.

d)	Distribution Services

The Existing Funds’ principal underwriter is Arbor Court Capital, LLC, located at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 (the “Distributor”). Ultimus Fund Distributors, LLC (“UFD”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 will be the New Funds’ distributor. UFD will serve as the principal underwriter, the exclusive agent for the distribution of the New Funds’ shares. Like the Distributor’s arrangement with the Existing Funds, UFD may sell the New Funds’ shares to or through qualified securities dealers or other approved entities. It is expected that the distribution services provided to the New Funds by UFD will be substantially similar to the services the Distributor provides the Existing Funds.

e)	Purchase and Redemption Procedures

The Existing Funds and the New Funds have substantially similar purchase and redemption procedures. Purchases and sales (redemptions) of shares of both the Existing Funds and the New Funds are made at the NAV per share next determined after receipt of a purchase or redemption order by the transfer agent.

The minimum initial investment in either share class of the Existing Funds is $500 with a minimum subsequent amount of $250 in either share class. The Existing Funds or the Adviser may waive any investment minimum.

There is no minimum initial investment for shares in the New Funds with respect to investors who receive these shares as part of the Reorganization. The minimum initial investment in either share class of the New Funds is $250 with a minimum subsequent amount of $250 in either share class. The New Funds or the Adviser may waive any investment minimum.

E.	Federal Tax Consequences of the Proposed Reorganization

The Existing Funds and the New Funds will have received on the closing date of the Reorganization an opinion of Strauss Troy, legal counsel to the New Funds, to the effect that Strauss Troy believes that the Reorganization, if carried out as proposed, will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is anticipated that: (i) no gain or loss will be recognized by each Existing Fund upon the transfer of assets to the corresponding New Fund solely in exchange for shares of the New Fund and the assumption by the New Fund of liabilities of the Existing Fund, if any, or by shareholders of the Existing Fund upon their receipt of shares of the New Fund in exchange for shares of the Existing Fund; (ii) the aggregate tax basis of the shares of each New Fund received by a shareholder of the corresponding Existing Fund will be the same as the aggregate tax basis of the shares of the Existing Fund exchanged therefor; and (iii) the holding period of a shareholder of each Existing Fund for the shares of the New Fund received in the Reorganization will include the period during which the shares of the Existing Fund exchanged therefor were held, provided the latter shares were held as capital assets by the shareholder on the date of the exchange.

2.	COMPARISON FEE TABLES AND EXAMPLES
A.	Fee Tables

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Existing Fund and the corresponding New Fund (each referred to as a “Fund” as appropriate). The expenses for the Existing Funds are based on expenses incurred by each Existing Fund during its most recently completed fiscal year or period ended December 31, 2020. Only pro forma information has been presented for the New Funds because they will not commence operations until the Reorganization is completed.

Comparison of Shareholder Fees – Tactical Conservative Allocation Fund

	Existing Fund		New Fund
	Class A	Class I	Class A	Class I
SHAREHOLDER FEES (fees paid directly from your investment)	None	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	None	0.25%	None

Other Expenses	1.01%	1.00%	0.71%(1)	0.71%(1)
Acquired Fund Fees and Expenses(2)	0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	2.77%	2.51%	2.47%	2.22%
Fee Waiver and/or Expense Reimbursement	(0.36)%(3)	(0.35)%(3)	(0.12)%(4)	(0.12)%(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.41%	2.16%	2.35%	2.10%

(1) Other Expenses for the New Fund have been restated to reflect estimated expenses to be incurred in the current fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(3) The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2022, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.95% and 2.20% of the average daily net assets attributable to the Class I and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

(4) The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2023, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.89% and 2.14% of the average daily net assets attributable to the Class I and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

Comparison of Shareholder Fees – Tactical Moderate Allocation Fund

	Existing Fund		New Fund
	Class A	Class I	Class A	Class I
SHAREHOLDER FEES (fees paid directly from your investment)	None	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	None	0.25%	None
Other Expenses	0.77%	0.97%	0.66%(1)	0.66%(1)
Acquired Fund Fees and Expenses(2)	0.17%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	2.49%	2.44%	2.38%	2.13%
Fee Waiver and/or Expense Reimbursement	(0.12)%(3)	(0.32)%(3)	(0.07)%(4)	(0.07)%(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.37%	2.12%	2.31%	2.06%

(1) Other Expenses for the New Fund have been restated to reflect estimated expenses to be incurred in the current fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(3) The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2022, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.95% and 2.20% of the average daily net assets attributable to the Class I and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

(4) The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2023, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.89% and 2.14% of the average daily net assets attributable to the Class I and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

Comparison of Shareholder Fees – Tactical Growth Allocation Fund

Existing Fund		New Fund
Class A	Class I	Class A	Class I

SHAREHOLDER FEES (fees paid directly from your investment)	None	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	None	0.25%	None
Other Expenses	0.74%	0.88%	0.59%(1)	0.59%(1)
Acquired Fund Fees and Expenses(2)	0.16%	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	2.45%	2.34%	2.30%	2.05%
Fee Waiver and/or Expense Reimbursement	(0.09)%(3)	(0.23)%(3)	N/A	N/A
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.36%	2.11%	N/A	N/A

(1) Other Expenses for the New Fund have been restated to reflect estimated expenses to be incurred in the current fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(3) The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2022, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.95% and 2.20% of the average daily net assets attributable to the Class I and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

Comparison of Shareholder Fees – TFA Quantitative Fund

	Existing Fund		New Fund
	Class A	Class I	Class A	Class I
SHAREHOLDER FEES (fees paid directly from your investment)	None	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	None	0.25%	None
Other Expenses	0.76%	0.76%	0.47%(1)	0.47%(1)
Acquired Fund Fees and Expenses(2)	1.08%	1.08%	1.08%	1.08%
Total Annual Fund Operating Expenses	3.39%	3.14%	3.10%	2.85%

(1) Other Expenses for the New Fund have been restated to reflect estimated expenses to be incurred in the current fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Comparison of Shareholder Fees – TFA Multidimensional Tactical Fund

	Existing Fund		New Fund
	Class A	Class I	Class A	Class I
SHAREHOLDER FEES (fees paid directly from your investment)	None	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	None	0.25%	None
Other Expenses	0.74%	0.74%	0.40%(1)	0.40%(1)

Acquired Fund Fees and Expenses(2)	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	2.38%	2.13%	2.04%	1.79%

(1) Other Expenses for the New Fund have been restated to reflect estimated expenses to be incurred in the current fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

B.	Examples

These examples will help you compare the cost of investing in each Existing Fund and the corresponding New Fund with the costs of investing in other mutual funds. The examples assume that you invest $10,000 in the specified fund for the periods indicated and then redeem all your shares at the end of those periods. With respect to the New Funds, the example assumes that the Reorganization has been completed as contemplated. The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same, except that, for purposes of the example, the contractual agreement to waive management fees and reimburse expenses remains in effect until April 30, 2022 for each Existing Fund and April 30, 2023 for each New Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Comparison of Expense Examples – Tactical Conservative Allocation Fund

Existing Fund	1 Year	3 Years	5 Years	10 Years
Class A	$244	$825	$1,433	$3,073
Class I	$219	$748	$1,304	$2,820
New Fund	1 Year	3 Years	5 Years	10 Years
Class A	$238	$758	$1,305	$2,797
Class I	$213	$683	$1,179	$2,545

Comparison of Expense Examples – Tactical Moderate Allocation Fund

Existing Fund	1 Year	3 Years	5 Years	10 Years
Class A	$240	$764	$1,315	$2,817
Class I	$215	$730	$1,272	$2,752
New Fund	1 Year	3 Years	5 Years	10 Years
Class A	$234	$736	$1,264	$2,711
Class I	$209	$660	$1,138	$2,457

Comparison of Expense Examples – Tactical Growth Allocation Fund

Existing Fund	1 Year	3 Years	5 Years	10 Years
Class A	$239	$755	$1,297	$2,779
Class I	$214	$708	$1,230	$2,658
New Fund	1 Year	3 Years	5 Years	10 Years
Class A	$233	$718	$1,230	$2,636
Class I	$208	$643	$1,103	$2,379

Comparison of Expense Examples – TFA Quantitative Fund

Existing Fund	1 Year	3 Years	5 Years	10 Years
Class A	$342	$1,042	$1,765	$3,676
Class I	$317	$969	$1,645	$3,448
New Fund	1 Year	3 Years	5 Years	10 Years
Class A	$313	$957	$1,625	$3,411
Class I	$288	$883	$1,504	$3,176

Comparison of Expense Examples – TFA Multidimensional Tactical Fund

Existing Fund	1 Year	3 Years	5 Years	10 Years
Class A	$241	$742	$1,270	$2,716
Class I	$216	$667	$1,144	$2,462
New Fund	1 Year	3 Years	5 Years	10 Years
Class A	$207	$640	$1,098	$2,369
Class I	$182	$563	$970	$2,105

3.	PRINCIPAL RISK FACTORS

The following table sets forth information on the principal risks of investing in each Existing Fund and the corresponding New Fund. Because the New Funds will be managed by the investment adviser to the Existing Funds using substantially similar investment objectives principal investment strategies as the Existing Funds, and because, if the Reorganization of the Existing Funds is completed as proposed, the New Funds will obtain the portfolio of the Existing Funds, it is anticipated that the Existing Funds’ and the New Funds’ principal risks will be similar. An explanation of each of the risks is provided following the tables.

As with any mutual fund investment, there is a risk that you could lose money by investing in either Fund. The success of each New Fund’s investment strategy depends largely upon the Adviser’s and sub-advisers’ skill in selecting securities for purchase and sale by a New Fund and there is no assurance that a New Fund will achieve its investment objective.

The differences in the principal risk factors between the Existing Funds and the New Funds relate to revisions made to harmonize the risk descriptions among the New Funds.

Below are the principal risks for the Existing Funds, as disclosed in each Fund’s Summary Prospectus. The order of presentation follows the Existing Funds’ order.

The new Tactical Allocation Funds have added the following risk disclosure: Small and Medium Capitalization Stock Risk, Large Capitalization Risk, Fixed Income Securities Risk, Floating Rate Risk, High Yield Risk, Additionally, the new Tactical Allocation Funds have dropped the following risk disclosure: Market and Geopolitical Risk.

For the Quantitative Fund, the new Fund added the following risk disclosure: Credit Risk and Interest Rate Risk.

For the Multidimensional Fund, the new Fund added the following risk disclosure: Underlying Fund Risk, Credit Risk, Interest Rate Risk, and Leverage Risk.

Tactical Conservative Allocation Fund – Principal Risks	Existing Fund	New Fund
Credit Risk	There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer's financial condition changes. The issuer of a fixed income security may also default on its obligations.	Identical
Equity Risk	The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.	Identical
Small and Medium Capitalization Stock Risk	No corresponding risk.	The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
Large Capitalization Risk	No corresponding risk	The Underlying Fund’s invest in large-capitalization companies. Large Capitalization Companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.
Emerging Markets Risk	Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.	Identical

Exchange Traded Fund Risk	The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.	Identical
Leveraged (ETF) Risk	Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same periodof time.	The use of leverage by the funds or ETFs in which the Fund invests, such as borrowing money to purchase securities, will cause a fund to incur additional expenses and magnify the fund's gains or losses. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in a fund’s portfolio because such investments may give rise to losses that exceed the amount the fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, investment exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the fund’s portfolio. Accordingly, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
Exchange Traded Note Risk	Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer, credit and interest rate risks.	Identical
Foreign Risk	Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.	Identical

Fixed Income Securities Risk	No corresponding risk.	When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.
Floating Rate Risk	No corresponding risk.	Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.
High Yield Risk	No corresponding risk.	Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.
Interest Rate Risk	Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.	Identical
Management Risk	The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.	Identical

Market and Geopolitical Risk	The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.	No corresponding risk.
Model Risk	Like all quantitative analysis, the sub-advisers’ investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-advisers’ mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.	Like all quantitative analysis, investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.
Options Risk	There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested if the value of the reference index or security is below (above) the call (put) strike at maturity.	Identical
Portfolio Turnover Risk	A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.	Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Short Position Risk	The Fund may also take short positions, including shares of an ETF. A “short” position is, in effect, similar to a sale in which the Fund sells a security it does not own but, has borrowed in anticipation that the market price of the security will decline. The Fund must replace a short security position by purchasing it at the market price at the time of replacement. Therefore, the potential loss on a “short” position is unlimited.	Identical

Tactical Moderate Allocation Fund – Principal Risks	Existing Fund	New Fund
Credit Risk	There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer's financial condition changes. The issuer of a fixed income security may also default on its obligations.	Identical
Equity Risk	The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.	Identical
Small and Medium Capitalization Stock Risk	No corresponding risk.	The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
Large Capitalization Risk	No corresponding risk	The Underlying Fund’s invest in large-capitalization companies. Large Capitalization Companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.
Emerging Markets Risk	Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.	Identical

Exchange Traded Fund Risk	The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.	Identical
Inverse ETF Risk	Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.	No corresponding risk.
Leveraged (ETF) Risk	Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.	The use of leverage by the funds or ETFs in which the Fund invests, such as borrowing money to purchase securities, will cause a fund to incur additional expenses and magnify the fund's gains or losses. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in a fund’s portfolio because such investments may give rise to losses that exceed the amount the fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, investment exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the fund’s portfolio. Accordingly, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
Exchange Traded Note Risk	Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer, credit and interest rate risks.	Identical
Foreign Risk	Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.	Identical

Fixed Income Securities Risk	No corresponding risk.	When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.
Floating Rate Risk	No corresponding risk.	Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.
High Yield Risk	Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.	Identical
Interest Rate Risk	Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.	Identical
Management Risk	The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.	Identical

Market and Geopolitical Risk	The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.	No corresponding risk.
Model Risk	Like all quantitative analysis, the sub-advisers’ investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-advisers’ mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.	Like all quantitative analysis, investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.
Options Risk	There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested if the value of the reference index or security is below (above) the call (put) strike at maturity.	Identical

Portfolio Turnover Risk	A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.	Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.
Short Position Risk	The Fund may also take short positions, including shares of an ETF. A “short” position is, in effect, similar to a sale in which the Fund sells a security it does not own but, has borrowed in anticipation that the market price of the security will decline. The Fund must replace a short security position by purchasing it at the market price at the time of replacement. Therefore, the potential loss on a “short” position is unlimited.	Identical

Tactical Growth Allocation Fund – Principal Risks	Existing Fund	New Fund
Credit Risk	There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer's financial condition changes. The issuer of a fixed income security may also default on its obligations.	Identical
Equity Risk	The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.	Identical
Small and Medium Capitalization Stock Risk	No corresponding risk.	The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
Large Capitalization Risk	No corresponding risk	The Underlying Fund’s invest in large-capitalization companies. Large Capitalization Companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Emerging Markets Risk	Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.	Identical
Exchange Traded Fund Risk	The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.	Identical
Inverse ETF Risk	Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.	No corresponding risk.
Leverage Risk	No corresponding risk.	The use of leverage by the funds or ETFs in which the Fund invests, such as borrowing money to purchase securities, will cause a fund to incur additional expenses and magnify the fund's gains or losses. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in a fund’s portfolio because such investments may give rise to losses that exceed the amount the fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, investment exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the fund’s portfolio. Accordingly, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
Leveraged ETF Risk	Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.	No corresponding risk.
Exchange Traded Note Risk	Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer, credit and interest rate risks.	Identical

Foreign Risk	Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.	Identical
Fixed Income Securities Risk	No corresponding risk.	When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.
Floating Rate Risk	No corresponding risk.	Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.
High Yield Risk	Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.	Identical
Interest Rate Risk	Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.	Identical

Management Risk	The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.	Identical
Market and Geopolitical Risk	The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.	No corresponding risk.

Model Risk	Like all quantitative analysis, the sub-advisers’ investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-advisers’ mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.	Like all quantitative analysis, investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.
Options Risk	There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested if the value of the reference index or security is below (above) the call (put) strike at maturity.	Identical
Portfolio Turnover Risk	A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.	Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.
Short Position Risk	The Fund may also take short positions, including shares of an ETF. A “short” position is, in effect, similar to a sale in which the Fund sells a security it does not own but, has borrowed in anticipation that the market price of the security will decline. The Fund must replace a short security position by purchasing it at the market price at the time of replacement. Therefore, the potential loss on a “short” position is unlimited.	Identical

TFA Quantitative Fund – Principal Risks	Existing Fund	New Fund
Equity Risk	The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.	Identical

Exchange Traded Fund Risk	The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF. ETF shares may trade at a discount to or a premium above NAV if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.	The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.
Fixed Income Securities Risk	When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.	Identical
Credit Risk	No corresponding risk.	There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer's financial condition changes. The issuer of a fixed income security may also default on its obligations.
Interest Rate Risk	No corresponding risk.	Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.
Large Capitalization Risk	The Underlying Fund’s invest in large-capitalization companies. Large Capitalization Companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.	Identical

Leverage Risk	The use of leverage by the Underlying Fund’s, such as borrowing money to purchase securities, will cause an Underlying Fund to incur additional expenses and magnify the Underlying Fund's gains or losses. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in an Underlying Fund’s portfolio because such investments may give rise to losses that exceed the amount the Underlying Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, investment exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Underlying Fund’s portfolio. Accordingly, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.	The use of leverage by the funds or ETFs in which the Fund invests, such as borrowing money to purchase securities, will cause a fund to incur additional expenses and magnify the fund's gains or losses. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in a fund’s portfolio because such investments may give rise to losses that exceed the amount the fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, investment exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the fund’s portfolio. Accordingly, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
Management Risk	The ability of the Fund to meet its investment objective is directly related to the Sub-Adviser’s investment model. The models used by the Adviser to determine or guide investment decisions may not achieve the objectives of the Fund. The Sub-Adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the Sub-Adviser’s investment strategy will produce the desired results, causing losses for the Fund.	The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.
Model Risk	Like all quantitative analysis, the sub-advisers’ investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-advisers’ mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.	Like all quantitative analysis, investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.
Portfolio Turnover Risk	Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.	Identical
Underlying Fund Risk	Other investment companies including mutual funds and ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the Sub-Adviser expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Fund.	Identical
Inverse Fund Risk	Investments in inverse funds will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse funds may not perform in the manner they are designed. Inverse funds do not provide the inverse return of the target index over the life of the Fund.	Investments in inverse funds, including ETFs, will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse funds may not perform in the manner they are designed. Inverse funds do not provide the inverse return of the target index over the life of the Fund.

Multidimensional Tactical Fund – Principal Risks	Existing Fund	New Fund
Equity Risk	The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.	Identical
Underlying Fund Risk	No corresponding risk.	Other investment companies including mutual funds and ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the Sub-Adviser expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Fund.
Exchange Traded Fund Risk	The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF. ETF shares may trade at a discount to or a premium above NAV if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.	The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.
Fixed Income Securities Risk	When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.	Identical

Floating Rate Risk	Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.	Identical
Credit Risk	No corresponding risk.	There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer's financial condition changes. The issuer of a fixed income security may also default on its obligations.
Interest Rate Risk	No corresponding risk.	Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.
High Yield Risk	Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.	Identical
Large Capitalization Stock Risk	Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.	Identical
Leverage Risk	No corresponding risk.	The use of leverage by the funds or ETFs in which the Fund invests, such as borrowing money to purchase securities, will cause a fund to incur additional expenses and magnify the fund's gains or losses. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in a fund’s portfolio because such investments may give rise to losses that exceed the amount the fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, investment exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the fund’s portfolio. Accordingly, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

Management Risk	The ability of the Fund to meet its investment objective is directly related to the Sub-Adviser’s investment model. The models used by the Adviser to determine or guide investment decisions may not achieve the objectives of the Fund. The Sub-Adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the Sub-Adviser’s investment strategy will produce the desired results, causing losses for the Fund.	The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.
Model Risk	Like all quantitative analysis, the sub-advisers’ investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-advisers’ mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.	Like all quantitative analysis, investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.
Portfolio Turnover Risk	Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.	Identical
Small and Medium Capitalization Stock Risk	The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.	Identical

4.	THE PROPOSED PLAN AND RESULTING REORGANIZATION

The Plan sets forth the terms by which each Existing Fund will be reorganized into its corresponding New Fund. The form of Plan is attached as Appendix A, and the description of the Plan contained herein is qualified in its entirety by the attached Plan. The following is a summary of key information concerning the proposed Reorganization.

A.	Summary of the Proposed Reorganization

The Plan provides that upon the transfer of all of the assets of each Existing Fund to the corresponding New Fund on the closing date of the Reorganization (“Closing Date”), the New Fund will assume all of the liabilities of the Existing Fund and issue to the Existing Fund that number of full and fractional shares having an aggregate NAV equal in value to the aggregate NAV of the Existing Fund’s shares, calculated as of the last business day preceding the Closing Date (the “Valuation Date”). Each Existing Fund will then distribute the shares it receives from the corresponding New Fund to its shareholders in proportion to their holdings of such shares in the Existing Fund, in liquidation of the Existing Fund. Existing Fund shareholders will receive shares of each New Fund based on their respective holdings in the Existing Fund as of the Valuation Date.

Upon completion of the Reorganization, each shareholder of an Existing Fund will own that number of full and fractional shares of the corresponding New Fund having an aggregate NAV equal to the aggregate NAV of such shareholder’s Existing Fund shares held in the Existing Fund as of the Valuation Date. Such shares will be held in an account with the New Fund identical in all material respects to the account currently maintained by the Existing Fund for such shareholder.

Until the Valuation Date, shareholders of each Existing Fund will continue to be able to redeem their shares as stated in the Existing Funds’ prospectuses, dated March 4, 2020 and May 1, 2020. Redemption and purchase requests received by the Existing Funds’ transfer agent after the Valuation Date will be treated as requests received for the redemption or purchase of shares of a New Fund. After the Reorganization, all the issued and outstanding shares of the Existing Funds will be canceled on the books of the Existing Funds and the transfer agent’s books of the Existing Funds will be permanently closed.

The Reorganization is subject to several conditions, including, without limitation, the receipt of a legal opinion from Strauss Troy, counsel to the New Funds, addressed to the Existing Funds and the New Funds. The opinion from Strauss Troy will address certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and assumes the parties’ performance in all material respects of their respective agreements and undertakings in the Plan. Assuming satisfaction of the conditions in the Plan, the Closing Date of the Reorganization will be on or about May 7, 2021, or such other date as is agreed to by the parties.

The Plan may not be changed except by a written agreement signed by each party to the Plan.

B.	Description of the New Fund Shares

The New Funds shares issued to the Existing Funds shareholders in connection with the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. The New Funds shares may be sold and redeemed based upon the NAV of the New Funds next determined after receipt of the purchase or redemption request, as described in the New Funds’ prospectus.

C.	Reasons for the Reorganization Considered by the Existing Fund Board

The Existing Fund Board, including a majority of the Independent Trustees, has determined that the interests of each Existing Fund’s shareholders will not be diluted as a result of the proposed Reorganization and that the proposed Reorganization is in the best interests of each Existing Fund’s shareholders.

The reasons for the Reorganization are described above under “Synopsis - Reasons for the Reorganization and Board Deliberations”.

D.	Federal Income Tax Consequences

The Reorganization is intended to be a tax-free reorganization for U.S. federal income tax purposes. Strauss Troy, counsel to the New Funds, has been asked to deliver to the New Funds and the Existing Funds an opinion, and the closing of the Reorganization will be conditioned on receipt of such an opinion, substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for U.S. federal income tax purposes:

•	The Reorganization will constitute a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Existing Funds and the New Funds will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
•	Under Sections 361 and 357 of the Code, no Existing Fund will recognize gain or loss upon (i) the transfer of all its assets to the corresponding New Fund solely in exchange for New Fund shares and the assumption by the New Fund of liabilities of the Existing Fund in the Reorganization and (ii) the distribution of the New Fund shares by the Existing Fund to its shareholders in the Reorganization;
•	Under Section 1032 of the Code, no New Fund will recognize gain or loss upon receipt of the assets of the corresponding Existing Fund solely in exchange for the New Fund shares and the assumption by the New Fund of all liabilities and obligations of the Existing Fund in the Reorganization;
•	Under Section 362(b) of the Code, each New Fund’s tax basis in the assets of the corresponding Existing Fund transferred to the New Fund in the Reorganization will be the same as the Existing Fund’s tax basis in such assets immediately prior to the transfer;
•	Under Section 1223(2) of the Code, each New Fund’s holding periods for the assets received from the corresponding Existing Fund in the Reorganization will include the periods during which such assets were held or treated for federal income tax purposes as being held by the Existing Fund;
•	Under Section 354 of the Code, no Existing Fund’s shareholders will recognize gain or loss upon the exchange of all their shares of an Existing Fund for the corresponding New Fund shares in the Reorganization;
•	Under Section 358 of the Code, the aggregate tax basis of New Fund shares received by a shareholder of an Existing Fund in the Reorganization will be the same as the aggregate tax basis of the Existing Fund’s shares exchanged therefor;
•	Under Section 1223(1) of the Code, an Existing Fund shareholder’s holding period for the New Fund shares received in the Reorganization will include the shareholder’s holding period for the Existing Fund shares exchanged therefor, provided the shareholder held such Existing Fund shares as capital assets on the date of the exchange;
•	Each New Fund will succeed to and consider the items of the corresponding Existing Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder; and
•	The Reorganization will not terminate the taxable year of the Existing Funds. The part of the taxable year of the Existing Funds before the Closing Date and the part of the taxable year of the New Funds after the Closing Date will constitute a single taxable year of the New Funds.

Although the Existing Funds are not aware of any adverse state income tax consequences, they have not made any investigation as to those consequences for their shareholders. Additionally, neither the Existing Funds nor the New Funds have sought, and none will seek, a private letter ruling from the Internal Revenue Service (“IRS”) with respect to the U.S. federal income tax consequences of the Reorganization. The

Strauss Troy opinion will be based on certain factual certifications made by officers of the Trust and New Trust and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the IRS or a court would agree with the opinion. An opinion of counsel is not binding upon the IRS or the courts. If the Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, a shareholder of an Existing Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Existing Fund shares and the fair market value of the shares of the New Fund he or she received in the Reorganization.

Each New Fund will succeed to the tax attributes, including capital loss carryovers (if any), of the corresponding Existing Fund in the Reorganization. The ability of each New Fund to carry forward capital losses (if any) of the corresponding Existing Fund and use such losses to offset future gains will not be limited as a direct result of the Reorganization.

Although the Reorganization is expected to be tax-free for shareholders of each Existing Fund, an Existing Fund may make one or more distributions to shareholders prior to the closing of the Reorganization. Any such distribution will generally be taxable to shareholders as ordinary income or capital gain.

This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S., and other tax laws.

E.	Comparison of Shareholder Rights

Set forth below is a discussion of the material similarities and differences in the rights of shareholders of the Existing Funds versus the rights of shareholders of the New Funds.

Governing Law. Both the Trust and the New Trust are organized as a Delaware statutory trust (collectively referred to as the “Trusts”). Both the Existing Funds and New Funds are organized as diversified separate series of the Trust, and are authorized to issue an unlimited number of shares of beneficial interest. The operations of the Existing Funds and the New Funds are each governed by their respective trust instruments (“Declarations of Trust”) and By-Laws (together with the Declarations of Trust, the “Governing Documents”) and applicable state law.

Term of Trustees; Removal of Trustees. Both Trusts’ Declarations of Trust generally provide that the Trustees shall serve for a term of unlimited duration, subject to their resignation, death, retirement, or removal. Both Trusts’ Declarations of Trust provide that any Trustee may be removed at any time by the action of a majority of the remaining Trustees.

Trustee Liability and Indemnification. Delaware law does not include an express provision limiting the liability of the trustees of a Delaware statutory trust, and the Trustees of the Trust could potentially be held personally liable for the obligations of the Trust. Both Trusts’ Declarations of Trust, however, generally provide that no Trustee shall be subject to any personal liability in connection with the assets or affairs of a series of a Trust. Neither Declaration of Trust protects Trustees from any liability that they may incur because of their bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Both Trusts are required to indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or Trustees, except under certain limited circumstances relating to the culpability of such officers or Trustees.

Shareholder Meetings. Under both Delaware law and the Declarations of Trust, neither the Trust nor New Trust is required to hold annual meetings of shareholders. The Trust’s Bylaws provide that the Existing Fund Board may call meetings of the shareholders from time to time for the purpose of acting upon any matter requiring the vote or authority of the shareholders or upon any other matter deemed by the Existing Fund Board to be necessary or desirable. The Trust’s Bylaws also generally provide that the Existing Fund Board shall call a meeting of the shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding not less than 10% of the shares of the Trust then outstanding. Further, the Trust’s Bylaws generally provide that if the Existing Fund Board fails to call a meeting of shareholders for a period of 30 days after written application by shareholders holding at least 25% of the shares then outstanding requesting a meeting be called for any other purpose requiring action by the shareholders, then the shareholders holding at least 25% of the shares then outstanding may call such meeting. New Trust’s By-Laws provide that meetings of shareholders shall be held at any time for any purpose by the Board of Trustees, the Chairman of the Board, the President, or upon the written request of Shareholders owning at least one-third of the outstanding Shares entitled to vote. Under the Governing Documents of the Trust, shareholders must be given not less than seven days’ notice of any shareholder meeting; under New Trust’s By-Laws, shareholders must be given at least 10 days’ notice. The Trust’s By-Laws state that a majority of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, but any lesser number shall be sufficient for adjournments. New Trust’s Agreement and Declaration of Trust states that the holders of shares representing 33.33% of the shares entitled to vote on a matter, present in person or represented by proxy, shall be requisite and shall constitute a quorum for the transaction of business as to such matter.

The Trust’s and New Trust’s Agreement and Declaration of Trust, shareholders have the power to vote (i) for the election of Trustees, including the filling of any vacancies in the Board of Trustees, as provided in Article IV, Section 1; (ii) with respect to such additional matters relating to the Trust as may be required by this Declaration of Trust, the By-Laws, the 1940 Act or any registration statement of the Trust filed with the Commission; and (iii) on such other matters as the Board of Trustees may consider necessary or desirable.

Shareholder Liability. Under Delaware law, shareholders of a statutory trust are generally afforded the same limited liability as their corporate counterparts and are permitted liberal indemnification rights.

The Governing Documents for both Trusts provide that any shareholder or former shareholder of the respective Trust shall not be held to be personally liable for any obligation or liability of the trust solely by reason of being or having been a shareholder, and the Trust and New Trust are required to indemnify their respective shareholders and former shareholders against all losses and expenses incurred in connection with proceedings relating to his or her being or having been a shareholder of the trust and not because of his or her acts or omissions or for some other reason from the assets of the series of which he or she was a shareholder.

Series Liability. The Existing Funds are among many series of the Trust, while the New Funds are the only series of the New Trust. Delaware law provides for the ability to limit liabilities of a series such that creditors of one series only have recourse against the assets of that series and not those of other series in the trust. This ability under Delaware law to limit the liability of a series is subject to certain specified conditions including that the trust must maintain separate and distinct records for each series, and each series’ assets must be held and accounted separately from other series and the statutory trust generally. In addition, governing documents under Delaware law must make appropriate references to the limitation of inter-series liability.

Board of Trustees. Each of the Trust and New Trust is a series trust with a board of trustees. The composition of the Existing Fund Board is different from that of the New Fund Board, both in terms of membership and size. The Trust’s and Trust’s Declaration of Trust provides that the number of trustees serving on the New Fund Board shall be set by the New Fund Board, provided that in no event shall there be less than 1 or more than 15 trustees; currently, the New Fund Board has set the number of trustees at three.

For more information on governance matters, refer to the SAIs for the Existing Funds and the SAI for the New Funds, each of which is incorporated by reference into this Combined Proxy Statement and Prospectus.

F.	Capitalization

The following table shows the capitalization of each Existing Fund and the corresponding New Fund and the pro forma combined capitalization of the New Fund on an unaudited basis as of December 31, 2020 as if the Reorganization had occurred on that date:

Capitalization – Tactical Conservative Allocation Fund – Class A Shares

	Existing Fund	New Fund*	New Fund Pro Forma Combined
Net Assets	$27,200	---	$27,200
Shares outstanding	2,584	---	2,584
NAV per share	$10.53	---	$10.53

* Prior to the proposed Reorganization, the New Fund is not expected to have any assets.

Capitalization – Tactical Conservative Allocation Fund – Class I Shares

	Existing Fund	New Fund*	New Fund Pro Forma Combined
Net Assets	$31,535,380	---	$31,535,380
Shares outstanding	2,978,464	---	2,978,464
NAV per share	$10.59	---	$10.59

* Prior to the proposed Reorganization, the New Fund is not expected to have any assets.

Capitalization – Tactical Moderate Allocation Fund – Class A Shares

	Existing Fund	New Fund*	New Fund Pro Forma Combined
Net Assets	$1,606	---	$1,606
Shares outstanding	152	---	152
NAV per share	$10.57	---	$10.57

* Prior to the proposed Reorganization, the New Fund is not expected to have any assets.

Capitalization – Tactical Moderate Allocation Fund – Class I Shares

	Existing Fund	New Fund*	New Fund Pro Forma Combined
Net Assets	$38,170,679	---	$38,170,679
Shares outstanding	3,589,692	---	3,589,692
NAV per share	$10.63	---	$10.63

* Prior to the proposed Reorganization, the New Fund is not expected to have any assets.

Capitalization – Tactical Growth Allocation Fund – Class A Shares

	Existing Fund	New Fund*	New Fund Pro Forma Combined
Net Assets	$3,525	---	$3,525
Shares outstanding	334	---	334
NAV per share	$10.55	---	$10.55

* Prior to the proposed Reorganization, the New Fund is not expected to have any assets.

Capitalization – Tactical Growth Allocation Fund – Class I Shares

	Existing Fund	New Fund*	New Fund Pro Forma Combined
Net Assets	$50,372,412	---	$50,372,412
Shares outstanding	4,712,741	---	4,712,741
NAV per share	$10.69	---	$10.69

* Prior to the proposed Reorganization, the New Fund is not expected to have any assets.

Capitalization – TFA Quantitative Fund – Class I Shares

	Existing Fund	New Fund*	New Fund Pro Forma Combined
Net Assets	$41,414,236	---	$41,414,236
Shares outstanding	3,667,081	---	3,667,081
NAV per share	$11.29	---	$11.29

* Prior to the proposed Reorganization, the New Fund is not expected to have any assets.

Capitalization – TFA Multidimensional Tactical Fund – Class I Shares

	Existing Fund	New Fund*	New Fund Pro Forma Combined
Net Assets	$54,123,678	---	$54,123,678
Shares outstanding	5,047,799	---	5,047,799
NAV per share	$10.72	---	$10.72

* Prior to the proposed Reorganization, the New Fund is not expected to have any assets.

5.	INFORMATION ABOUT THE EXISTING FUNDS AND NEW FUNDS
A.	Investment Objectives

Each Existing Fund and its corresponding New Fund has a substantially similar investment objective, as described in the following table. The Existing Fund Board has reserved the right to change the investment objective of each Existing Fund without shareholder approval upon at least 60 days’ prior written notice to shareholders. Similarly, the New Fund Board has reserved the right to change the investment objective of each New Fund without shareholder approval upon at least 60 days’ prior written notice to shareholders.

Fund	Existing Fund Investment Objective	New Fund Investment Objective
Tactical Conservative Allocation Fund	The Fund seeks to provide capital appreciation with a secondary objective of capital preservation	The Fund seeks to provide capital appreciation with a secondary objective of capital preservation
Tactical Moderate Allocation Fund	The Fund will seek to provide capital appreciation.	The Fund seeks to provide capital appreciation.
Tactical Growth Allocation Fund	The Fund will seek to provide capital appreciation.	The Fund seeks to provide capital appreciation.
TFA Quantitative Fund	The Fund seeks capital growth.	The Fund seeks to provide capital appreciation.
TFA Multidimensional Tactical Fund	The Fund seeks capital growth.	The Fund seeks to provide capital appreciation.

B.	Fees and Expenses

Existing Funds

For its services, each Existing Fund pays the Adviser a monthly investment advisory fee computed at the annual rate of 1.30% of the Existing Fund’s average daily net assets under the terms of an investment advisory agreement with the Adviser.

For more information, please see the discussion under “Comparison Fee Tables and Examples”. See also the discussion of each Existing Fund’s fees and expenses in the prospectuses of the Existing Funds.

New Funds

Under an investment advisory agreement, each New Fund will pay the Adviser a monthly investment advisory fee computed at the annual rate of 1.30% of the average daily net assets of the New Fund.

For more information, please see the discussion under “Comparison Fee Tables and Examples”.

C.	Principal Investment Strategies

Each Existing Fund and its corresponding New Fund has similar principal investment strategies, as described below.

Existing Funds

For information on the Existing Fund’s principal investment strategies, please see the discussion under “Comparison of the Existing Funds and the New Funds”. See also the discussion of each Existing Fund’s principal investment strategies in the prospectuses of the Existing Funds.

New Funds

Adviser’s Investment Process

The Adviser selects and delegates the daily management of a Fund’s portfolio to one or more sub-advisers. The Adviser determines the various percentages of each Fund’s assets to be allocated among each of the sub-advisers and retains the ability to override a sub-adviser’s selection of securities if it believes an investment or allocation is not consistent with that Fund’s investment guidelines. The Adviser is also responsible for ongoing performance evaluation and monitoring of all sub-advisers.

While each sub-adviser is subject to the oversight of the Adviser, the Adviser will not attempt to coordinate or manage the daily investments of the sub-advisers. Each sub-adviser has discretion to invest the portion of a Fund’s assets allocated to it by the Adviser as it deems appropriate, based on its particular philosophy, style, strategies and views.

Tactical Conservative Allocation Fund

The Fund may invest in equity securities of domestic and foreign equities issues of any size, equity-related securities such as options on equity indices or index ETFs, investment grade fixed income securities, ETFs that primarily invest in equities and/or fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that primarily invest in fixed income securities will include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment grade corporate bonds, municipal securities and U.S. Treasury securities. The Fund may short shares of equity and fixed income ETFs. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BBB- or lower by S&P and Baa3 or lower by Moody’s). The Fund may short shares of equity and fixed-income ETFs and invest in foreign equity securities or ETFs, including issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index.

Sub-Advisers and Strategies (for all Allocation Funds)

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and short in domestic and foreign equity and fixed income ETFs. Anchor

Capital expects its allocation of the Fund’s assets to have equity exposure between -20% and 25% and fixed income exposure between -50% and 75%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Capital Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of dividend-paying domestic and international equities and equity ETFs including fixed income. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The sub-adviser may also use volatility-linked ETNs for hedging purposes.

Synergy Financial Management, LLC (“Synergy”) – Synergy uses three different types of filters to identify a limited number of U.S. and foreign securities to invest in. Synergy applies a sector, a fundamental, and a hybrid filter that reduces the potential number of investments to those which would likely outperform the S&P 500 over a one-year period.

Heritage Capital Advisors, LLC (“Heritage”) uses a multi-strategy approach that combines five to six different types of sub-strategies to determine a blend of equity investments and bonds for each Fund. Heritage invests its allocation of the Fund’s assets in a diversified portfolio of global equity securities and short, intermediate, and long-term bonds. Heritage may also invest in exchange traded funds to provide global equity and bond exposure for the Fund. The Fund’s assets allocated to Heritage may have significant investment exposure to cash or fixed income positions during unfavorable market conditions and may be fully invested when favorable conditions warrant.

Tactical Moderate Allocation Fund

The Fund may invest in equity securities of domestic and foreign issuers of any size, equity-related securities such as options on equity indices or index ETFs, investment-grade fixed income securities, ETFs that primarily invest in equities and fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that primarily invest in fixed income securities will include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment grade corporate bonds, municipal securities and U.S. Treasury securities. The Fund may short shares of equity and fixed income ETFs. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BBB- or lower by S&P and Baa3 or lower by Moody’s). Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index.

See the above description for more information on the Sub-Advisers and Strategies.

Tactical Growth Allocation Fund

The Fund may invest in equity securities of domestic and foreign issuers of any size, equity-related securities such as options on equity indices or index ETFs, investment grade fixed income securities, ETFs that primarily invest in equities and investment-grade fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that the Fund may invest in include leveraged ETFs and ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment-grade corporate bonds, municipal securities, and U.S. Treasury securities. High yield bonds are securities that are generally rated below investment grade by the primary rating agencies (BBB- or lower by S&P or Baa3 or lower by Moody’s). The Fund may short shares of equity and fixed income ETFs. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase. Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index.

See the above description for more information on the Sub-Advisers and Strategies.

TFA Quantitative Fund

The Adviser executes the Fund’s investment strategy based on signals and analysis provided by the Fund’s sub-adviser, Potomac Advisors, Inc. (the “Sub-Adviser”) resulting from the outputs of the Sub-Adviser’s proprietary investment models. Under normal market conditions, the Adviser will invest the Fund’s assets in leveraged and unleveraged mutual funds and exchange-traded funds (the “Underlying Funds”), which seek to provide investment returns that match on a daily or monthly basis:

(1)	up to 150% exposure to the NASDAQ 100 Index,
(2)	up to 150% exposure to the S&P 500 Index,
(3)	up to 150% exposure to the Russell 2000 Index, or
(4)	up to 100% exposure to an inverse S&P 500 Index.

The Fund may invest in inverse funds, which are funds that are designed to provide returns that are the inverse, or opposite of a specific benchmark or index.

The Sub-Adviser’s model utilizes a proprietary quantitative process that aggregates information from over 30 different trading systems into one algorithm to identify buy, sell, and short signals. The Sub-Adviser uses these signals to invest in the Underlying Funds. The input information includes historic and raw stock market data, including major and secondary market indexes, interest rate data, internal market data such as technical indicators that measure market indices movements, new market highs and lows, volume and volatility measures and seasonality and sentiment data. The Sub-Adviser’s model incorporates seasonality and sentiment data to identify patterns in the time of year to determine stock market advances or declines and consumer sentiment about markets or the economy.

TFA Multidimensional Tactical Fund

The Adviser seeks to achieve the Fund’s investment objective by investing in:

(1)	equity securities of small, mid-, and large capitalization U.S. companies;
(2)	Exchange-traded funds (“ETFs”) that invest fixed income securities, including below investment grade securities (the “Underlying ETFs”);
(3)	Cash and cash equivalents.

The Underlying ETFs may hold U.S. Treasuries, investment-grade corporate securities, and high yield bonds with maturity dates ranging from one to 30 years. The Underlying ETFs are not limited to a to particular credit quality and may invest in below investment grade securities (commonly referred to as "junk bonds"). The Fund defines below investment grade securities as bonds.

The Adviser delegates the daily management of the Fund’s portfolio to the Fund’s sub-adviser, Preston Wealth Advisors, LLC (the “Sub-Adviser”). Under normal market conditions, the Sub-Adviser will allocate the Fund’s investments equally between equities and the Underlying ETFs. The Sub-Adviser will adjust the Fund’s holdings based on the daily output of its quantitative model, which analyzes multiple variables, such as price, risk, and other statistical factors. The Sub-Adviser utilizes the outputs of its proprietary model to determine whether to adjust the Fund’s investment allocations or shift the Fund to cash.

The Fund’s Sub-Adviser uses multiple types of analysis that combine technical, cyclical, charting, strategic and quantitative to determine when to buy, sell, or hold a security. Based on the output of the Sub-Adviser’s proprietary model, the Fund will invest in equity securities of U.S. small, medium, and large capitalization companies as well as fixed income ETFs. The Sub-Adviser increases or decreases the Fund’s investment allocations to equities, fixed income ETFs, or cash based on the output of key indicators over four different lookback periods.

D.	Performance and Portfolio Turnover

Existing Funds

If the Reorganization is approved by shareholders of each Existing Fund, the corresponding New Fund will adopt the performance history of the Existing Fund. The performance history of certain Existing Funds is presented below. The TFA Quantitative Fund and TFA Multidimensional Tactical Fund have been in operation for less than a full calendar year and have no performance history to present. In the future, performance history for those Funds will be presented in the New Funds’ prospectus. The bar charts and tables that follow provide some indication of the risks of investing in a New Fund by showing changes in the corresponding Existing Fund’s performance from year to year and by showing how the Existing Fund’s average annual total returns for one year and since inception periods compared with those of a broad-based securities market index.

How the Existing Funds have performed in the past (before and after taxes) is not necessarily an indication of how the New Funds will perform in the future.

PERFORMANCE SUMMARY – TACTICAL CONSERVATIVE ALLOCATION FUND

The bar chart and table that follow provide some indication of the risks of investing in the Existing Fund and New Fund by showing changes in the Existing Fund’s performance from year to year and by showing how the Existing Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Existing Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Existing Fund or New Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 974-3787 or by visiting the Fund’s website at www.tfafunds.com.

Calendar Year Returns – Class I Shares

Quarterly Returns During This Time Period

Highest:	6.26% (quarter ended December 31, 2020)
Lowest:	(12.41%) (quarter ended March 31, 2020)

Average Annual Total Returns (for periods ended December 31, 2020)	One Year	Since Inception (June 10, 2019)
Tactical Conservative Allocation Fund – Class I Shares
Return Before Taxes	2.99%	4.85%
Return After Taxes on Distributions	2.56%	4.40%
Return After Taxes on Distributions and Sale of Fund Shares	1.77%	3.52%
Class A Shares – Returns Before Taxes	2.71%	4.45%
Wilshire Liquid Alternative IndexSM (reflects no deduction for fees, expenses, or taxes)	0.61%	0.65%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an IRA. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and

Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

During the Tactical Conservative Allocation Fund’s most recent fiscal year, its portfolio turnover rate was 1,316.84% of the average value of its portfolio.

PERFORMANCE SUMMARY – TACTICAL MODERATE ALLOCATION FUND

The bar chart and table that follow provide some indication of the risks of investing in the Existing Fund and New Fund by showing changes in the Existing Fund’s performance from year to year and by showing how the Existing Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Existing Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Existing Fund or New Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 974-3787 or by visiting the Fund’s website at www.tfafunds.com.

Calendar Year Returns – Class I Shares

Quarterly Returns During This Time Period

Highest:	9.15% (quarter ended June 30, 2020)
Lowest:	(1.15%) (quarter ended March 31, 2020)

Average Annual Total Returns (for periods ended December 31, 2020)	One Year	Since Inception (June 10, 2019)
Tactical Moderate Allocation Fund – Class I Shares
Return Before Taxes	4.11%	4.74%
Return After Taxes on Distributions	3.74%	4.43%

Return After Taxes on Distributions and Sale of Fund Shares	2.43%	3.49%
Class A Shares – Returns Before Taxes	3.62%	4.17%
Wilshire Liquid Alternative IndexSM (reflects no deduction for fees, expenses, or taxes)	0.61%	0.65%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an IRA. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

During the Tactical Moderate Allocation Fund’s most recent fiscal year, its portfolio turnover rate was 1,308.86% of the average value of its portfolio.

PERFORMANCE SUMMARY – TACTICAL GROWTH ALLOCATION FUND

The bar chart and table that follow provide some indication of the risks of investing in the Existing Fund and New Fund by showing changes in the Existing Fund’s performance from year to year and by showing how the Existing Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Existing Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Existing Fund or New Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 974-3787 or by visiting the Fund’s website at www.tfafunds.com.

Calendar Year Returns – Class I Shares

Quarterly Returns During This Time Period

Highest:	11.65% (quarter ended June 30, 2020)
Lowest:	(14.85%) (quarter ended March 31, 2020)

Average Annual Total Returns (for periods ended December 31, 2020)	One Year	Since Inception (June 10, 2019)
Tactical Growth Allocation Fund – Class I Shares
Return Before Taxes	7.87%	7.53%
Return After Taxes on Distributions	5.92%	6.25%
Return After Taxes on Distributions and Sale of Fund Shares	4.66%	5.23%
Class A Shares – Returns Before Taxes	6.73%	6.66%
Wilshire Liquid Alternative IndexSM (reflects no deduction for fees, expenses, or taxes)	0.61%	0.65%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an IRA. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid

Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

During the Tactical Growth Allocation Fund’s most recent fiscal year, its portfolio turnover rate was 1,548.86% of the average value of its portfolio.

For a discussion of each Existing Fund’s performance during the fiscal year ended December 31, 2020, and of the portfolio turnover rate during the same period, please see the Annual Reports to Shareholders of the Existing Funds for the fiscal year ended December 31, 2020 (the “Existing Fund’s Annual Report”).

New Funds

This section would normally include a bar chart and a table showing how each New Fund has performed and how its performance has varied from year to year. Because the New Funds have not commenced operations prior to the date of this Combined Proxy Statement and Prospectus, the bar chart and table are not shown.

Because the New Funds and the corresponding Existing Funds will have substantially similar investment objectives and similar principal investment strategies, the performance history of each Existing Fund is expected to carry over to the corresponding New Fund.

Each New Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when New Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, will reduce a New Fund’s performance. Each New Fund is a new series of New Trust and therefore it does not yet have a portfolio turnover rate; however, each New Fund expects to engage in trading of portfolio securities at levels similar to the corresponding Existing Fund.

E.	Investment Adviser, Sub-Advisers and Portfolio Managers

Existing Funds

The Adviser is the investment adviser to the Existing Funds and the New Funds. For more information regarding the Adviser and a discussion of the services the Adviser provides to the Existing Funds, see the prospectuses and SAIs of the Existing Funds. The sub-advisers to the Existing Funds are outlined in the following table.

Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund	Anchor Capital Management Group, Inc. Exceed Advisory LLC Tuttle Capital Management, LLC Synergy Financial Management, LLC Heritage Capital Advisors, LLC
TFA Quantitative Fund	Potomac Advisors, Inc.

TFA Multidimensional Tactical Fund	Preston Wealth Advisors, LLC

The portfolio managers for the Existing Funds are responsible for the day-to-day management of the Existing Fund’s portfolio and are outlined in the table below. For a discussion of the experience and qualifications of the current portfolio managers, see below.

Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund

Drew Horter, Chief Executive Officer of the Adviser, has served the Fund as a portfolio manager since its inception in March 2019.

Eric Leake, President of Anchor Capital and Garrett Waters, Chief Executive Officer of Anchor Capital, have each served the Fund as a portfolio manager since its inception in March 2019.

Joseph Halpern, Managing Member of Exceed Advisory, has served the Fund as a portfolio manager since its inception in March 2019.

Matthew Tuttle, Managing Member and Chief Investment Officer of Tuttle, has served the Fund as a portfolio manager since its inception in March 2019.

Joe Maas, Chief Investment Officer of Synergy, has served the Fund as a portfolio manager since January 1, 2020.

David Moenning, Investment Officer of Heritage, and Jeff Pietsch, Portfolio Manager of Heritage, have served the Fund as portfolio managers since December 17, 2020.

TFA Quantitative Fund	Richard M. Paul, Founder and Chief Investment Officer of Potomac Advisors, and Meghan S. Paul, Vice President of Potomac Advisors, have served as the Fund’s portfolio managers since its inception in May 2020.
TFA Multidimensional Tactical Fund	Theodore J. Doremus, Chief Executive Officer and Co-Founder of Preston, has served as the Fund’s portfolio manager since its inception in May 2020.

A discussion of the factors that the Existing Fund Board considered in approving the advisory agreement with respect to the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund is included in those Funds’ Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2019. A discussion of the factors that the Existing Fund Board considered in approving the advisory agreement with respect to the TFA Quantitative Fund and TFA Multidimensional Tactical Fund is included in those Funds’ Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2020.

New Funds

Tactical Fund Advisors, LLC, located at 11726 Seven Gables Road, Cincinnati, Ohio 45249, will serve as investment adviser to the New Funds. Subject to the authority of the Board, the Adviser is responsible for the overall management of the New Funds’ business affairs. The Adviser is responsible for selecting the New Funds’ investments according to the New Funds’ investment objective, policies, and restrictions. Additionally, the Adviser is responsible for conducting initial and ongoing independent evaluation of asset allocation, Underlying Pools and their managers, selection of swap or structured note counterparties, and oversight of each sub-adviser’s investments. The Adviser was established in June 2018 for the purpose of advising mutual funds. As of December 31, 2020, the Adviser had $215 million in assets under management.

The Adviser, as investment adviser to the New Funds, will provide the New Funds with a continuous program of investing its assets and determining the composition of its portfolio.

Anchor Capital Management Group, Inc., located at 15 Enterprise, Suite 450, Aliso Viejo, CA 92656, is a California corporation which provides investment services to the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, Tactical Growth Allocation Fund, and other separately managed accounts and had approximately $11 million in assets under management as of December 31, 2020.

Exceed Advisory LLC, located at 79 Madison Avenue, 3rd Floor, New York, NY 10016, is a Delaware limited liability company which provides investment services to the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, Tactical Growth Allocation Fund, and other registered investment companies and had approximately $38 million in assets under management as of December 31, 2020.

Tuttle Capital Management, LLC, located at 155 Lockwood Road, Riverside, CT 06878 is a Delaware limited liability company which provides investment services to the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, Tactical Growth Allocation Fund, and other registered investment companies and had approximately $18 million in assets under management as of December 31, 2020.

Synergy Financial Management, LLC, located at 13231 SE 36th Street, Suite 215, Bellevue, WA 98006 is a Washington limited liability company which provides investment services to the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, Tactical Growth Allocation Fund, and other separately managed accounts and had approximately $37 million in assets under management as of December 31, 2020.

Heritage Capital Advisors, LLC, located at 98 Wadsworth Blvd #127-3028, Lakewood, CO 80226, is a Colorado limited liability company which provides investment services to the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, Tactical Growth Allocation Fund, and other separately managed accounts and had approximately $16 million in assets under management as of December 31, 2020.

Potomac Advisors, Inc., located at 7215 Teal Creek Glen, Lakewood Ranch, FL 34202, is a Florida corporation which provides investment services to the TFA Quantitative Fund and other separately managed accounts and had approximately $41 million in assets under management as of December 31, 2020.

Preston Wealth Advisors, LLC, located at 1886 Metro Center, Drive, Suite 620, Reston, VA 20190, is a Virginia limited liability company which provides investment services to the TFA Multidimensional Tactical Fund and other separately managed accounts and had approximately $54 million in assets under management as of December 31, 2020.

It is expected that the New Funds will be managed by the same sub-adviser or sub-advisers and portfolio management team as the corresponding Existing Fund.

Drew K Horter, CEO

Drew K. Horter is Chief Executive Officer and Chief Investment Strategist of Tactical Fund Advisors, LLC. Mr. Horter has been in financial services since 1982 and is a licensed insurance professional. He has extensive industry knowledge as an Investment Advisor Representative and has previously held FINRA securities licenses that include the Series 6, 7, 22 and 63. In 1991 Drew founded Horter Investment Management, an SEC-registered investment advisory firm.

Mr. Horter is a graduate of the University of Cincinnati with a degree in Economics.

Garrett Waters

Garrett Waters is Chief Executive Officer to Anchor Capital. Before joining Anchor Capital in 2009, Garrett began his investment career in New York City with J.P. Morgan Investment Management within its Institutional Investment Management division, then as a principal with Barclays Global Investors. Mr. Waters was involved in institutional and private fund management with Hollencrest Capital Management in 2001 and Pacific Financial Advisers. Mr. Waters is a graduate of Villanova University with a degree in business.

Eric Leake

Eric Leake is President and Chief Investment Officer to Anchor Capital. Mr. Leake is a level II Chartered Market Technician, member of the Market Technicians Association (MTA), American Association of Professional Technical Analysts (AAPTA), National Association of Active Investment Managers (NAAIM), and former advisory board member to Rydex Financial Services, LLC. Mr. Leake attended Azusa Pacific University majoring in Communications.

Joseph Halpern

As CEO of Exceed Advisory, LLC, Mr. Halpern is responsible for setting and managing the overall direction of the firm. Mr. Halpern founded Exceed in 2013. Prior to founding Exceed Advisory, Joseph was a director at Lamco, the asset management division of Lehman Brothers Holdings Inc. where he headed the exotic derivatives commodities book, was chief negotiator on a number of global bank settlements and was a lead member of a task force on structured products.

Matthew Tuttle

Matthew Tuttle is a Certified Financial Planner® professional. He has been the Chief Executive Officer and Chief Investment Officer of Tuttle Capital Management, LLC since starting the firm in 2012. Mr. Tuttle has an Masters in Business Administration in Finance from Boston University.

Joe Maas

Joe Maas founded Synergy in 2001 and has served as its chief executive officer since its inception. Mr. Maas is a chartered financial analyst, a certified valuation analyst, and is accredited in business appraisal review. Mr. Maas has a Masters of Science in Financial Services from American College.

David Moenning

David Moenning founded Heritage in January 2013 and has served as its investment officer since its inception. Mr. Moenning also, since 2013, has served as the managing partner of Numetrix Capital, LLC, an investing research firm. Mr. Moenning has a Bachelors of Computer Science and Economics from Northern Illinois University.

Jeff Pietsch

Jeff Pietsch has served as a portfolio manager at Heritage since December 2020. Mr. Pietsch has served also as the managing director of Eastsound Capital Advisors, LLC, a multi-state registered investment adviser since 2011. Mr. Pietsch is a Chartered Financial Analyst charterholder. He also holds an MBA in finance from Northwestern University’s Kellogg School of Management, a JD from the Northwestern University School of Law and a Bachelors of Science from Cornell University.

Richard M. Paul

Richard Paul founded Potomac Advisors in 2003 and has served as its Chief Investment Officer since its inception. Mr. Paul has a Bachelors of Electrical Engineering degree from New York University.

Meghan S. Paul

Meghan Paul is a Vice President of Potomac Advisors and joined the firm in 2016. Ms. Paul has a Bachelors in Economics and Political Science from Vanderbilt University.

Theodore J. Doremus

TJ Doremus co-founded Preston Wealth Advisors in 2012 and serves as its CEO and Co-Portfolio Manager. Mr. Doremus has a Bachelors in Political Science from Hampden-Sydney College.

A discussion of the factors considered by the New Fund Board in its approval of the New Funds’ investment advisory contract with the Adviser, including the Board’s conclusions with respect thereto, will be available in the first report to shareholders.

Additional information about the portfolio managers’ compensation and other accounts managed by them is available in the New Funds’ SAI, dated April 26, 2021.

F.	How the Funds Values their Shares

Existing Funds

For a discussion of how the offering price of each Existing Fund’s shares is determined, see the prospectuses of the Existing Funds.

New Funds

The net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) of each class of shares is determined as of the close of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business (the “Valuation Time”). NAV is computed by determining, on a per class basis, the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

A Fund’s securities or other investment assets for which market quotations are readily available will be valued at current market value based upon such market quotations as of the Valuation Time. A Fund may use independent pricing agents to provide current market values. Generally, a Fund's securities are valued each day at the last quoted sales price on each security's primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with procedures approved by the Board. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Funds may use independent pricing services to assist in calculating the value of a Fund's securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund. A Fund may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when a Fund does not price its shares, the value of a Fund’s portfolio may change on days when you may not be able to buy or sell Fund shares. In computing the NAV, a Fund values foreign securities held by a Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in a Fund's portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the securities will be valued at fair value.

For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using a Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. A Fund may invest in ETFs and other investment companies (“Underlying Funds”). The Fund’s NAV is calculated based, in part, upon the market prices of the Underlying Funds in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Because foreign securities trade on days when the Fund’s shares are not priced, the value of securities held by the Fund can change on days when the Fund’s shares cannot be purchased or redeemed.

G.	Purchase of Fund Shares

Existing Funds

For a discussion of each Existing Fund’s shares, including how the shares may be purchased, see the prospectuses of the Existing Funds.

New Fund

Share Classes

This Prospectus describes two classes of shares offered by each Fund: Class A and Class I. Under this Prospectus, each Fund offers two classes of shares so that you can choose the class that best suits your investment needs. Refer to the information below so that you can choose the class that best suits your investment needs. The main differences between the share classes are sales charges, ongoing fees and minimum initial investment. Class A shares pay an annual distribution fee of 0.25% of average daily net assets attributable to those share classes for distribution and shareholder servicing expenses pursuant to the Trust’s Master Distribution and Shareholder Servicing Plans adopted pursuant to Rule 12b-1. For information on ongoing distribution fees, see Distribution (12b-1) and Shareholder Servicing Fees. Each class of shares in a Fund represents interest in the same portfolio of investments within a Fund. There is no investment minimum on reinvested distributions and a Fund may change investment minimums at any time. Each Fund reserves the right to waive sales charges, as described below, and investment minimums. Each Fund reserves the right to waive all sales charges and investment minimums. All share classes may not be available for purchase in all states.

Class A Shares

Class A shares are offered at their public offering price and are subject to 12b-1 distribution fee of 0.25% on an annualized basis of the average daily net assets of Class A shares. The 12b-1 fees are accrued and paid monthly. Over time, fees paid under this distribution and service plan will increase the cost of a Class A shareholder’s investment and may cost more than other types of sales charges. The minimum initial investment in Class A shares of a Fund is $250 for all accounts. The minimum subsequent investment in Class A shares of a Fund is $250 for all accounts.

Class I Shares

The Funds’ Class I shares of are sold at NAV and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. This means that 100% of your initial investment is placed into shares of the Fund. Unless otherwise waived by a Fund, Class I shares require a minimum initial investment of $250 and the minimum subsequent investment is $250. Class I shares are offered to investment and institutional clients of the Fund’s Adviser and its affiliates, to certain persons affiliated with the Adviser, to certain of the Funds’ service providers, and to clients of financial institutions or intermediaries (i) that charge such clients an ongoing fee for advisory, investment, consulting or similar fee-based charges for financial services or (ii) that have entered into an agreement with the Funds’ distributor to offer Class I shares through a no-load network or platform.

Exchanges for Class I Shares

Holders of Class A shares issued by a Fund may exchange their shares for Class I shares if they: (1) hold their shares through a Selling Broker or other financial intermediary or institution that has a distribution agreement with the Fund’s distributor to offer Class I shares and which authorizes such an exchange; and (2) are otherwise eligible to invest in Class I shares in accordance with the terms of this Prospectus. Any such exchange is subject to the Funds’ discretion to accept or reject the exchange. For federal income tax purposes, an exchange of Class A shares for Class I shares within the same Fund will not result in the recognition of a capital gain or loss.

Factors to Consider When Choosing a Share Class: When deciding which class of shares of a Fund to purchase, you should consider your investment goals, present and future amounts you may invest in a Fund, and the length of time you intend to hold your shares. To help you decide as to which class of shares to buy, please refer back to the examples of each Fund’s expenses over time in the Fees and Expenses of the Fund section for a Fund in this Prospectus. You also may wish to consult with your financial Adviser for advice about which share class would be most appropriate for you.

Opening an Account: Each Fund is a separate series of Tactical Investment Series Trust (the “Trust”), and you may purchase shares directly from a Fund. You also may purchase shares through a brokerage firm or other intermediary that has contracted with the Trust to sell shares of a Fund. You may be charged a separate fee by the brokerage firm or other intermediary through whom you purchase shares.

If you are investing directly in a Fund for the first time, please call the Funds’ transfer agent at (833) 974-3787 to request a Shareholder Account Application. You will need to establish an account before investing. Be sure to sign up for all the account options that you plan to take advantage of. For example, if you would like to be able to redeem your shares by telephone, you should select this option on your Shareholder Account Application. Doing so when you open your account means that you will not need to complete additional paperwork later.

Your investment in a Fund should be intended as a long-term investment vehicle. The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Funds reserve the right to reject any purchase request that it regards as disruptive to the efficient management of the Funds, which includes investors with a history of excessive trading. The Funds also reserve the right to stop offering shares at any time.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We also may ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

If you have any questions regarding the Funds, please call (833) 974-3787.

You may buy shares on any “business day.” Business days are Monday through Friday, other than days the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Shares of the Funds are sold at NAV. The NAV generally is calculated as of the close of trading on the NYSE every day the NYSE is open. The NYSE normally closes at 4:00 p.m. Eastern Time (“ET”). Each Fund’s NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

If you are purchasing directly from the Trust, send the completed Shareholder Account Application and a check payable to the applicable Fund in which you are investing to the following address:

[Name of Fund]

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

Purchase orders received in “proper form” by the Funds’ transfer agent before the close of trading on the NYSE will be effective at the NAV next calculated after your order is received. On occasion, the NYSE closes before 4:00 p.m. ET. When that happens, purchase orders received after the NYSE closes will be effective the following business day.

To be in “proper form,” the purchase order must include:

● Fund name and account number;

● Account name(s) and address;

● The dollar amount or number of shares you wish to purchase.

The Funds may limit the amount of purchases and refuse to sell to any person.

Method of Payment. All purchases (both initial and subsequent) must be made in U.S. dollars and checks must be drawn on U.S. banks. Cash, credit cards and third-party checks will not be accepted. Third party checks and checks drawn on a non-U.S. financial institution will not be accepted, even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to Collaborative Investment Series Trust or the Fund are considered third-party checks.

A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Funds are unable to debit your pre-designated bank account on the day of purchase, each Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Funds (or a Fund’s agent) each have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

If you choose to pay by wire, you must call the Funds’ transfer agent, at 1-800-869-1679 to set up your account, to obtain an account number, and obtain instructions on how to complete the wire transfer.

Wire orders will be accepted only on a day on which the Funds’ custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money and the purchase order are received by the Funds. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or their transfer agent. The Funds presently do not charge a fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

Automatic Investment Plans

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly investments ($100 minimum per purchase) from your bank or savings account.

Other Purchase Information

If your wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.

The Funds may authorize certain brokerage firms and other intermediaries (including its designated correspondents) to accept purchase and redemption orders on its behalf. The Funds are deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the brokerage firm or other intermediary to transmit orders promptly to the Funds’ transfer agent.

H.	How to Redeem Shares

Existing Fund

For a discussion of how each Existing Fund’s shares may be redeemed, see the prospectuses of the Existing Funds.

New Fund

Redeeming Shares: You may redeem your shares on any business day. Redemption orders received in proper form by the Funds’ transfer agent or by a brokerage firm or other intermediary selling Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be processed at that day’s NAV. Your brokerage firm or intermediary may have an earlier cut-off time.

“Proper form” means your request for redemption must:

●	Include the Fund name and account number;
●	Include the account name(s) and address;
●	State the dollar amount or number of shares you wish to redeem; and
●	Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Funds may require that the signatures be guaranteed if the mailing address of the account has been changed within 30 days of the redemption request. The Funds also may require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (833) 974-3787 if you have questions regarding signature guarantees. At the discretion of the Funds, you may be required to furnish additional legal documents to insure proper authorization. The Funds will not make checks payable to any person other than the shareholder(s) of record.

Shares of the Funds may be redeemed by mail or telephone. You may receive redemption payments in the form of a check or federal wire transfer. A wire transfer fee of $20 will be charged to defray custodial charges for redemptions paid by wire transfer. Any charges for wire redemptions will be deducted from your account by redemption of shares. If you redeem your shares through a brokerage firm or other intermediary, you may be charged a fee by that institution.

Redeeming By Mail

You may redeem any part of your account in the Funds by mail at no charge. Your request, in proper form, should be addressed to:

[Name of Fund]

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

Telephone Redemptions

You may redeem any part of your account in a Fund by calling the transfer agent at (833) 974-3787. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and responding to telephone requests for redemptions or exchanges in a timely fashion. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

Redemptions In Kind

Each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount is greater than the lesser of $250,000 or 1% of a Fund’s assets. The securities will be chosen by a Fund and valued under a Fund’s net asset value procedures. To the extent feasible, redemptions in kind will be paid with a pro rata allocation of a Fund’s portfolio. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

Additional Redemption Information

If you are not certain of the redemption requirements, please call the transfer agent at (833) 974-3787. Redemptions specifying a certain date or share price cannot be accepted and will be returned. The Funds typically expect that it will take up to 5 days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. The Funds typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of fund shares, any lines of credit and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions. You may be assessed a fee if a Fund incurs bank charges because you request that the Fund re-issue a redemption check. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the SEC, the Funds may suspend redemptions or postpone payment dates.

Low Balances: Because the Funds incur certain fixed costs in maintaining shareholder accounts, a Fund may require that you redeem all of your shares in a Fund upon 30 days written notice if the value of your shares in a Fund is less than $1,000 due to redemption, or such other minimum amount as a Fund may determine from time to time. You may increase the value of your shares in a Fund to the minimum amount within the 30-day period. All shares of a Fund also are subject to involuntary redemption if the Board determines to liquidate a Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences to you and about which you should consult your tax adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds discourage and do not accommodate market timing. Frequent trading into and out of a Funds can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Funds’ Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently uses several methods to reduce the risk of market timing. These methods include:

•	Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds’ “Market Timing Trading Policy”,
•	Rejecting or limiting specific purchase requests,
•	Rejecting purchase requests from certain investors

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.

Based on the frequency of redemptions in your account, the Adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Funds as described in the Fund’s Market Timing Trading Policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchanges into the Funds.

The Funds reserve the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Fund.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of a Fund. While the Funds will encourage financial intermediaries to apply the Funds’ Market Timing Trading Policy to their customers who invest indirectly in a Fund, a Fund is limited in its ability to monitor the trading activity or enforce a Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, a Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, a Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If a Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

I.	Other Information

Existing Fund

For a discussion of other investment considerations with respect to each Existing Fund, see the prospectuses of the Existing Funds.

New Fund

DISTRIBUTION OF SHARES

Distributor: Ultimus Fund Distributors, LLC (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 is the distributor for the shares of the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds are offered on a continuous basis.

Distribution (12b-1) and Shareholder Servicing Fees: The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A, respectively (the “Plan”), pursuant to Rule 12b-1 of the 1940 Act, pursuant to which each Fund may pay the Funds’ distributor an annual fee for distribution and shareholder servicing expenses as indicated in the following table of a Fund’s average daily net assets attributable to the respective class of shares. Class I shares does not have a Plan.

12b-1 Fee	Class A
Tactical Conservative Allocation Fund	0.25%
Tactical Moderate Allocation Fund	0.25%
Tactical Growth Allocation Fund	0.25%
TFA Quantitative Fund	0.25%
TFA Multidimensional Tactical Fund	0.25%

The distributor and other entities are paid under the Plans for services provided and the expenses borne by the distributor and others in the distribution of a Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of a Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plans to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

Householding: To reduce expenses, we mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at (833) 974-3787 on days the Funds are open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

Additional Risk Factors

In addition to the strategies and risks described above, the New Funds may invest in other types of securities whose risks are described in the New Funds’ Statement of Additional Information (“SAI”).

Understanding Annual Fund Operating Expenses

The New Funds are newly registered and the annual operating expenses, as presented in the Comparison Fee Tables & Examples, generally are based on estimates of expenses and are expressed as a percentage (expense ratio) of each New Fund’s average net assets during that fiscal year. The expense ratios reflect each New Fund’s fee arrangements as of the date of this registration statement. Each New Fund’s assets will fluctuate, but unless indicated otherwise in the Comparison Fee Tables & Examples, no adjustments will be made to the expense ratios to reflect any differences in the New Fund’s average net assets during the fiscal year or a later date. In general, each New Fund’s expense ratios will increase as its net assets decrease, such that the New Fund’s actual expense ratios may be higher than the expense ratios presented in the Comparison Fee Tables & Examples if assets fall. Any commitment by the Adviser and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in a New Fund’s expense ratios that would otherwise result because of a decrease in the New Fund’s assets in the current fiscal year. Each New Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses.

J.	Dividends, Distributions and Taxes

Existing Funds

For a discussion of dividends, distributions, and taxes with respect to the Existing Funds, see the prospectuses of the Existing Funds.

New Fund

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Any sale or exchange of a Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in a Fund.)

Each Fund intends to distribute substantially all of their net investment income and net capital gains annually. Both distributions will be reinvested in shares of a Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year each Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

TAXES

In general, selling shares of the Funds and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. The Funds anticipate that distributions will be primarily taxed as ordinary income. You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares. The Funds may produce capital gains even if they do not have income to distribute and performance has been poor.

Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor’s tax circumstances are unique, please consult with your tax adviser about your investment.

For more information regarding the U.S. tax treatment of an investment in each New Fund, please refer to the SAI dated April 26, 2021, which is on file with the SEC and is incorporated by reference into the New Funds’ Prospectus.

K.	Financial Highlights

Existing Funds

The financial highlights for the Existing Funds are attached hereto as Appendix B.

New Funds

Financial information is not available because the New Funds have not commenced operations as of the date of this Combined Proxy Statement and Prospectus. Each New Fund will be the successor to the accounting and performance information of the corresponding Existing Fund after consummation of the Reorganization. As a result, the Existing Funds will be the accounting and performance survivors following the Reorganization. The initial fiscal year of the New Funds ends December 31, 2021. Once the financial highlights for the New Funds become available, you may request a copy of this information by calling the New Funds at 833-974-3787.

L.	Distribution Arrangements

Existing Funds

The Distributor is the distributor of the Existing Funds. For a discussion of Existing Funds’ distribution arrangements, see the prospectuses of the Existing Funds.

New Funds

After the Reorganization, UFD will serve as the New Funds’ principal underwriter and the exclusive agent for the distribution of the New Funds’ shares.

The New Funds’ SAI has more detailed information about UFD and other service providers to the New Funds.

M.	Investment Policies

The Existing Funds are subject to certain fundamental and non-fundamental investment policies as described in the prospectuses and SAIs of the Existing Funds. Fundamental investment policies cannot be changed without the consent of the holders of a majority of a fund’s outstanding voting securities (as such term is defined in the 1940 Act); other investment policies can be changed without such consent of the holders of a majority of a fund’s outstanding voting securities.

The New Funds have adopted substantially the same fundamental and non-fundamental investment policies as the Existing Funds. See the SAI of each of the Existing Funds and the New Funds (both of which are filed with the SEC and are incorporated herein by reference) for more information on each fund’s policies.

N.	Payments to Broker-Dealers and Other Financial Intermediaries

Existing Funds

For a discussion of payments to broker-dealers and other financial intermediaries applicable to the Existing Funds, see the prospectuses of the Existing Funds.

New Funds

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES: The distributor, its affiliates, and the Funds’ Adviser and Sub-Advisers and their affiliates may each, at its own expense and out of its own assets including their legitimate profits from Fund-related activities (and not as an additional charge to any Fund), provide additional cash payments to financial intermediaries who sell shares of a Fund. Financial intermediaries include broker-dealers, financial advisers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Certain administrative fees, such as sub-transfer agency or sub-administrative fees, may be payable by a Fund. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Such payments may provide incentives for such parties to make shares of a Fund available to their customers, and may allow the Fund greater access to such parties and their customers than would be the case if no payments were paid. Such access advantages include, but are not limited to, placement of a Fund on a list of mutual funds offered as investment options to the financial intermediary’s customers; access to the financial intermediary’s registered representatives and/or ability to assist in training and educating the financial intermediary’s registered representatives. These payment arrangements will not change the price an investor pays for shares of a Fund or the amount that a Fund receives to invest on behalf of the investor.

The Adviser does not direct the Funds’ portfolio securities transactions, or otherwise compensate broker-dealers in connection with the Funds’ portfolio transactions, in consideration of sales of Fund shares.

Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Funds rather than other mutual funds to their client investors, particularly if these payments exceed the amounts paid by other mutual funds.

PROPOSAL 2: To Approve the New Expense Limitation Agreement

You are also being asked to approve the New Expense Limitation Agreement between New Trust and the Adviser, on behalf of the New Funds (the “New ELA”). The Existing Funds’ and New Funds’ expense limitation agreements are substantially similar. The New ELA allows the Adviser to recoup fees and expenses that it previously waived or reimbursed the Existing Funds. The Adviser was permitted, under the Existing Funds’ expense limitation agreement (the “Existing ELA”), to recover these amounts. Therefore, by approving the New ELA, Shareholders will permit the Adviser to be in the same position it is in under the Existing ELA.

Existing Fund Expense Limitation Agreement. Under the Existing ELA, the Adviser has contractually agreed, until April 30, 2021, to reduce its Management Fees (as disclosed in the fee table above) and to reimburse Existing Funds expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each Existing Fund (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to an amount not exceeding 1.95% and 2.20% of the average daily net assets attributable to the Class I and Class A shares, respectively. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by each Existing Fund for a period of three years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. The Existing ELA may not be modified or terminated without the approval of the Board, on 60 days written notice to the Adviser. It is expected that the Existing ELA will continue from year-to-year provided such continuance is approved by the Existing Fund Board. The Existing ELA will terminate automatically if an Existing Fund’s Advisory Agreement with the Adviser is terminated.

New Fund Expense Limitation Agreement. Under the New ELA, the Adviser has contractually agreed, until April 30, 2023, to reduce its Management Fee and to reimburse New Fund expenses to the extent necessary to limit Total Annual Fund Operating Expenses of the New Fund (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to an amount not exceeding 1.89% and 2.14% of the average daily net assets attributable to the Class I and Class A shares, respectively. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by each New Fund for a period of three years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. The New ELA may not be modified or terminated without the approval of the Board, on 60 days written notice to the Adviser. It is expected that the New ELA will continue from year-to-year provided such continuance is approved by the New Fund Board. The New ELA will terminate automatically if a New Fund’s Advisory Agreement with the Adviser is terminated.

Under the New ELA, the Adviser has the right to recoup the prior fee waivers and expense reimbursements because the Adviser is continuing the operation and management of each Existing Fund and retaining the same portfolio management team. The Adviser could not recover any amounts that would increase the New Funds’ expenses beyond 1.89% for Class I shares and 2.14% for Class A shares. The recoverable amounts expire three years after the fee waiver or expense reimbursement.

Shareholders should note that if the Adviser recovers the previously waived or reimbursed amounts, then net expenses of a New Fund would be higher during the recoupment period. But the total net expenses would not rise above 1.89% for Class I shares and 2.14% for Class A shares and the shareholders would be in the same position that they would have been in under the expense limitation agreement with the Existing Fund.

A description of the differences between the Existing ELA and the New ELA is included below. The form of the New ELA is attached as Appendix C, and the description of the New ELA contained herein is qualified in its entirety by the attached New ELA.

Legal Analysis. Under the 1940 Act, a new expense limitation agreement does not require shareholder approval. Instead, the agreement must be approved by the New Funds’ Board only. The New Funds’ Board approved the New ELA and the Adviser’s ability to recoup previously waived fees and reimbursed expenses. The Adviser is asking shareholders to allow it to recoup amounts that it previously waived or reimbursed the Existing Funds. The Adviser is entitled to recoup these amounts under the Existing ELA, and wants to transfer the remaining balances as part of the reorganization.

The following table sets forth the amounts recoverable under such arrangements as of December 31, 2020.

	Recoverable Reimbursements and Expiration Dates*
Fund	2022	2023	Total
Tactical Conservative Allocation Fund	$4,147	$90,908	$95,055
Tactical Moderate Allocation Fund	$12,615	$107,059	$119,674
Tactical Growth Allocation Fund	$23,870	$65,684	$89,554
TFA Quantitative Fund	$0	$0	$0
TFA Multidimensional Tactical Fund	$0	$0	$0

* Previously waived fees or reimbursed expenses expire three years from the date when such waiver or reimbursement occurred.

The Adviser believes that allowing it to carryover these amounts is fair and equitable given it waived or reimbursed the prior expenses under the Existing ELA.

Differences Between the Agreements. There are no substantive differences between the agreements.

Material Terms of the New ELA. Under the terms of the New ELA, the Adviser has agreed to limit Total Fund Operating Expenses to 1.89% for Class I shares and 2.14% for Class A shares through April 30, 2023. The New ELA will continue annually unless terminated by the Board of Trustees of the Trust within 60 days of the termination date.

The Existing Fund Board has approved the New ELA and recommends that you vote “FOR” the New ELA.

6.	VOTING INFORMATION

The Existing Fund Board has fixed the close of business on January 29, 2021 (the “Record Date”), as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting and at any postponements or adjournments thereof.

Required Vote for the Proposals. Approval of each proposal requires the affirmative vote of a majority of the outstanding voting securities of each Existing Fund present, in person or by proxy. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of each Existing Fund present or represented by proxy at the Meeting, if holders of more than 50% of the outstanding shares are present or represented by proxy at the Meeting; or (ii) more than 50% of the total number of outstanding shares of each Existing Fund. A vote of shareholders of each New Fund is not needed to approve the Reorganization.

Quorum and Method of Tabulation. All properly executed proxies received in time for the Meeting that are not subsequently revoked will be voted as specified in the proxy. If no instructions are given, a proxy will be voted in favor of the proposals. A proxy with respect to shares held in the name of two or more persons is valid and will be counted if executed by any one of them unless, at or prior to its use, an Existing Fund receives written notification to the contrary from any one of such persons.

You may revoke a proxy once it is given by providing written notice to the Existing Funds. You may change your vote by submitting a subsequently executed and dated proxy card, by authorizing your proxy by internet or telephone on a later date, or by attending the Meeting and casting your vote in person. Attendance by a shareholder at the Meeting does not, by itself, revoke a proxy. If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it to the Inspector of Elections at the Meeting.

A majority of the shares of each Existing Fund entitled to vote on the Record Date, present in person or represented by proxy, constitute a quorum for the transaction of business by the shareholders of each Existing Fund at the Meeting. In determining whether a quorum is present, shares represented by proxies that reflect abstentions and “broker non-votes” will be counted as shares that are present and entitled to vote. Abstentions and broker non-votes have the effect of counting as a vote against the Reorganization. “Broker non-votes” are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

Treating broker non-votes as votes against the Reorganization may have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees. Broker non-votes will not be voted “for” or “against” any adjournment.

Solicitation of Proxies. The Existing Funds have engaged Okapi Partners, a proxy solicitation firm, to assist in the solicitation for an estimated fee of $26,438 plus out-of-pocket expenses. Pursuant to this arrangement, Okapi Partners has agreed to contact shareholders, banks, brokers, and proxy intermediaries to secure votes on the proposals. Proxies will be solicited primarily by mailing this Combined Proxy Statement and Prospectus and its enclosures, but proxies may also be solicited through further mailings, by telephone, over the Internet and/or in person by representatives of the Existing Funds, certain employees of the Adviser or their affiliate(s), or Okapi Partners .. The Adviser will bear the costs and expenses in connection with the preparation of proxy statements and related materials, including printing and delivery costs and expenses incurred in connection with the solicitation of proxies.

As the Meeting date approaches, certain shareholders whose votes have not been received may receive telephone calls or other communications from a representative of the Existing Funds, the Adviser, or Okapi Partners. Authorization to permit Okapi Partners to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of each Existing Fund. Proxies that are obtained telephonically will be recorded in accordance with applicable law and procedures that the Existing Funds believe are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

Proxies may be revoked at any time before they are voted either (i) by a written revocation received by an Existing Fund, (ii) by properly executing a later-dated proxy, or (iii) by attending the Meeting and voting in person. To vote via the internet go to the website that appears on the enclosed proxy card and follow the instructions.

Shareholders of each Existing Fund are entitled to cast one vote for each share owned on the Record Date, and a proportionate fractional vote for each fractional share entitled to vote on the Record Date. If you choose to vote by mail, please sign exactly as your name appears on the proxy card.

Costs. The Adviser has agreed to bear all costs and expenses in connection with the Reorganization. Neither the Existing Funds nor the New Funds will bear any costs relating to the Reorganization. The expenses of the Reorganization are expected to be approximately $110,074.

Dissenters’ Rights. If the Reorganization is approved at the Meeting, shareholders of each Existing Fund will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of each Existing Fund, however, have the right to redeem their shares at NAV until the closing of the Reorganization. After the Reorganization, Existing Fund shareholders will hold shares of the corresponding New Fund, which may also be redeemed at NAV.

Share Ownership

Existing Funds

As of the Record Date, the Existing Funds had the following shares outstanding:

Fund	Shares Outstanding
Tactical Conservative Allocation Fund	2,908,979.95
Tactical Moderate Allocation Fund	3,567,259.40
Tactical Growth Allocation Fund	4,776,495.37
TFA Quantitative Fund	3,808,408.99
TFA Multidimensional Tactical Fund	5,253,308.42

As of the Record Date, the Trustees and officers of the Existing Funds owned less than 1% of the outstanding shares of each Existing Fund. A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval. As of the Record Date, the following shareholders were considered either a control person or principal shareholder of each Existing Fund:

Tactical Conservative Allocation Fund – Class A Shares

Name and Address of Record Owner	Percentage Ownership
Ameritrade Inc. Omaha, NE 68103	96.07%

Tactical Conservative Allocation Fund – Class I Shares

Name and Address of Record Owner	Percentage Ownership
Ameritrade Inc. Omaha, NE 68103	89.24%
E*Trade Savings Bank PO Box 6503 Englewood, CO 80155	6.14%

Tactical Moderate Allocation Fund – Class A Shares

Name and Address of Record Owner	Percentage Ownership
Horter Investment Management 11726 Seven Gables Road Cincinnati, OH 45249	66.35%
Ameritrade Inc. Omaha, NE 68103	33.65%

Tactical Moderate Allocation Fund – Class I Shares

Name and Address of Record Owner	Percentage Ownership
Ameritrade Inc. Omaha, NE 68103	88.42%
E*Trade Savings Bank PO Box 6503 Englewood, CO 80155	9.44%

Tactical Growth Allocation Fund – Class A Shares

Name and Address of Record Owner	Percentage Ownership
Ameritrade Inc. Omaha, NE 68103	68.62%
Horter Investment Management 11726 Seven Gables Road Cincinnati, OH 45249	31.38%

Tactical Growth Allocation Fund – Class I Shares

Name and Address of Record Owner	Percentage Ownership
Ameritrade Inc. Omaha, NE 68103	94.86%

TFA Quantitative Fund – Class A Shares

Name and Address of Record Owner	Percentage Ownership
TD Ameritrade, Inc. PO Box 2226 Omaha, NE 68103	92.19%

TFA Multidimensional Tactical Fund – Class A Shares

Name and Address of Record Owner	Percentage Ownership
TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103	91.02%
E*Trade Savings Bank PO Box 6503 Englewood, CO 80155	8.69%

New Funds

As of the Record Date, the New Funds did not have any outstanding shares.

Adjournments; Other Business. If the necessary quorum to transact business is not obtained at the Meeting for any Existing Fund, or if a quorum is obtained but sufficient votes to approve the Reorganization for any Existing Fund have not been received, the persons named as proxies on the enclosed proxy card may propose that the Meeting, with respect to one or more Existing Funds, be adjourned one or more times to permit further solicitation of proxies. Except when a quorum is not present at the Meeting, any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. Abstentions and “broker non-votes” will not be counted for or against such proposal to adjourn. The persons named as proxies will vote those proxies that they are entitled to vote FOR the approval of the proposal in favor of such an adjournment, and will vote those proxies required to be voted AGAINST the approval of the proposal against such an adjournment. The Adviser will bear the costs of any adjournment. Any adjourned meeting may be held within a reasonable time after the date set for the original meeting without the necessity of further notice.

The Meeting has been called to transact any business that properly comes before it. The only business that management of the Existing Funds intends to present are proposals to approve the Reorganization, including the recoupment provisions under the New ELA. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies will vote the proxies in their discretion, unless the Secretary of the Trust has previously received written contrary instructions from the shareholder entitled to vote the shares.

7.	LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the New Funds will be passed upon by Strauss Troy Co., LPA.

8.	EXPERTS

The financial statements of the Existing Funds incorporated into this Combined Proxy Statement and Prospectus by reference from the Existing Funds’ Annual Report on Form N-CSR for the fiscal year ended December 31, 2020, have been audited by Cohen & Company, Ltd., an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Because the New Funds will not be in operation until after the Reorganization, there are currently no financial statements for the New Funds.

9.	INFORMATION FILED WITH THE SEC

Documents that relate to the Existing Funds are available, without charge, by writing to Collaborative Investment Series Trust, c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 or calling toll-free 1-800-869-1679.

Documents that relate to the New Funds are available, without charge, by writing to Tactical Investment Series Trust, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707 or calling toll-free 833-974-3787.

The Existing Funds and the New Funds are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and, in accordance therewith, each files reports, proxy materials, and other information relating to the Existing Funds and the New Funds, respectively, with the SEC. Reports, proxy and information statements, and other information filed by the Existing Funds and the New Funds can be obtained by calling or writing the funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC 20549, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this February __, 2021, by and among Collaborative Investment Series Trust (“CIST”), a Delaware statutory trust, with its principal place of business at 125 Greenwich Avenue, Greenwich, CT 06830, on behalf of its series listed on Exhibit A (each an “Acquired Fund” and collectively, the “Acquired Funds”), and Tactical Investment Series Trust (“TIST”), a Delaware statutory trust, with its principal place of business at 11726 Seven Gables Rd., Symmes Township, Cincinnati, OH 45249, on behalf of its series listed on Exhibit A (each an “Acquiring Fund” and collectively, the “Acquiring Funds” and, together with the Acquired Funds, the “Funds”) and, solely with respect to Article IX, Tactical Fund Advisors, LLC, with its principal place of business at 11726 Seven Gables Rd., Symmes Township, Cincinnati, OH 45249

WHEREAS, it is intended that the transactions contemplated by this Agreement constitute a “reorganization” as defined in Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury regulations thereunder. The reorganization will consist of: (i) the transfer of all of the property and assets of each Acquired Fund to the respective Acquiring Fund in exchange for (A) shares of beneficial interest, no par value per share, of corresponding classes of shares of the Acquiring Fund (the “Acquiring Fund Shares”), as noted below, and (B) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund; and (ii) the distribution of the Acquiring Fund Shares pro rata on a class-by-class basis to the shareholders of the corresponding classes of the Acquired Fund in exchange for their shares in the Acquired Fund (the “Acquired Fund Shares”) in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement ((i) and (ii) collectively, the “Reorganization”). The parties hereby adopt this Agreement as a “plan of reorganization” within the meaning of Treasury regulations Sections 1.368-2(g) and 1.368-3(a). Notwithstanding anything to the contrary contained herein, the obligations, agreements, representations and warranties with respect to each Fund shall be the obligations, agreements, representations and warranties of that Fund only, and in no event shall any other series of CIST or any other series of TIST or the assets of any other series of CIST or any other series of TIST be held liable with respect to the breach or other default by an obligated Fund of its obligations, agreements, representations and warranties as set forth herein;

WHEREAS, the Acquired Fund and Acquiring Fund are separate series of CIST and the TIST, respectively, CIST and TIST are open-end, registered management investment companies, and each Acquired Fund owns securities and other investments that are assets of the character in which the respective Acquiring Fund is permitted to invest;

WHEREAS, each Fund is authorized to issue its shares of beneficial interest;

WHEREAS, each Acquired Fund currently offers the following classes of shares: __, and, upon the Closing (as defined in section 3.1), each Acquiring Fund will offer the same classes of shares. As part of the Reorganization, Acquired Fund Shares of each class will be exchanged for Acquiring Fund Shares of the corresponding class;

WHEREAS, the Trustees of CIST have determined that the Reorganization, with respect to each Acquired Fund, is in the best interests of the Acquired Fund’s shareholders and that the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Trustees of TIST have determined that the Reorganization, with respect to each Acquiring Fund, is in the best interests of the Acquiring Fund and, there being no existing shareholders of

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the Acquiring Fund, that the Reorganization will not result in dilution of the Acquiring Fund’s shareholders’ interests;

NOW, THEREFORE, in consideration of the premises, covenants, and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS, ASSUMPTION OF LIABILITIES, AND TERMINATION OF THE ACQUIRED FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and based on the representations and warranties contained herein, each Acquired Fund agrees to sell, assign, convey, transfer and deliver all of its assets, as set forth in section 1.2, free and clear of all liens and encumbrances, except those liens and encumbrances as to which the respective Acquiring Fund has received notice, to the Acquiring Fund. In exchange, the Acquiring Fund agrees (a) to issue and deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Acquired Fund attributable to the corresponding class of the Acquired Fund Shares, as determined in the manner set forth in sections 2.1 and 2.2; and (b) to assume the liabilities of the Acquired Fund, as set forth in section 1.3. Such transactions comprising the Reorganization shall take place on the date of the Closing provided for in section 3.1 (the “Closing Date”).

1.2 ASSETS TO BE ACQUIRED. The assets of each Acquired Fund to be sold, assigned, transferred and delivered to and acquired by the respective Acquiring Fund shall consist of all assets and property of every kind and nature, including, without limitation, all cash, securities, goodwill, commodities, interests in futures and dividends or interest receivables, receivables for shares sold and other rights that are owned by the Acquired Fund on the Closing Date, and any prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date (the “Acquired Assets”). For the sake of clarity, the Acquired Assets include, but are not limited to, all rights (including rights to indemnification and contribution) and claims (including, but not limited to, claims for breach of contract, violation of standards of care and claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims or regulator or government established investor recovery fund claims and any and all resulting recoveries, free and clear of all liens, encumbrances and claims whatsoever, except those liens and encumbrances as to which the Acquiring Fund has received notice) of the Acquired Fund against any party with whom the Acquired Fund has contracted for any actions or omissions up to the Closing Date.

Each Acquired Fund has provided the respective Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements. Each Acquired Fund hereby represents that, as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities and the payment of normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders. Each Acquired Fund reserves the right to sell any of such securities or other investments.

1.3 LIABILITIES TO BE ASSUMED. Each Acquired Fund will endeavor, consistent with its obligation to continue to pursue its investment objective and employ its investment strategies in accordance with the terms of its registration statement, in good faith to discharge all its known liabilities and obligations to the extent practicable prior to the Closing Date. The respective Acquiring Fund shall assume all liabilities

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of the Acquired Fund not discharged before the Closing Date, whether known or unknown, contingent, accrued or otherwise, and investment contracts entered into in accordance with the terms of its registration statement, including options, futures, forward contracts, and swap agreements (the “Assumed Liabilities”).

1.4 LIQUIDATION AND DISTRIBUTION. On the Closing Date, each Acquired Fund will distribute, in liquidation, all of the respective Acquiring Fund Shares received by the Acquired Fund pursuant to section 1.1, pro rata on a class-by-class basis to its shareholders of record, determined as of the close of business on the Valuation Date (as defined in section 2.1) (the “Acquired Fund Shareholders”). In the Reorganization, each Acquired Fund Shareholder will receive, in respect of each class of Acquired Fund Shares held by such Acquired Fund Shareholder, the number of full and fractional Acquiring Fund Shares of the class corresponding to that class of Acquired Fund Shares held by such Acquired Fund Shareholder that has an aggregate NAV equal to the aggregate NAV of the Acquired Fund Shares of the corresponding class held of record by such Acquired Fund Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders, representing the respective numbers of Acquiring Fund Shares of each class due such shareholders. All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the Acquired Fund, and the Acquired Fund will thereupon proceed to terminate as set forth in section 1.7 below. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange. Each Acquired Fund Shareholder shall have the right to receive any unpaid dividends or other distributions that were declared by the Acquired Fund before the Effective Time (as defined in section 3.1) with respect to Acquired Fund Shares that are held of record by the Acquired Fund Shareholder at the Effective Time on the Closing Date.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the transfer of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be transferred.

1.7 TERMINATION. As soon as practicable on or after the Closing Date, the Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete dissolution under Delaware law. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its dissolution.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of the Acquired Fund’s Acquired Assets to be acquired by the Acquiring Fund hereunder shall be the value of such Acquired Assets computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (such time and date being hereinafter called the “Valuation Date”). The NAV per share of each class of Acquiring Fund Shares shall be computed by Ultimus Fund Solutions, LLC (the “Acquiring Funds Administrator”), the Acquiring Funds’ accounting agent, in the manner set forth in TIST’s Agreement and Declaration of Trust or By-Laws, and the Acquiring Funds then-current registration statement. The NAV per share of each class of Acquired Fund Shares shall be computed by Collaborative Fund Services, LLC (the “Acquired Funds Administrator”), the Acquired Funds’ accounting agent, in the manner set forth in CIST’s Agreement and Declaration of Trust, or By-Laws, and the Acquired Fund’s then-current registration statement. The NAV

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per share of each class of Acquired Fund Shares shall be subject to adjustment by an amount, if any, agreed to by the Acquiring Funds Administrator and the Acquired Fund Administrator.

2.2 VALUATION OF SHARES AND CALCULATION OF NUMBERS OF SHARES. The NAV per share of each class of Acquiring Fund Shares and the NAV per share of each class of Acquired Fund Shares shall, in each case, be computed as of the close of normal trading on the NYSE on the Valuation Date. The number of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in the Reorganization in exchange for a corresponding class of Acquired Fund Shares shall be determined by the Acquiring Funds Administrator by dividing the NAV of the Acquired Fund attributable to that class of Acquired Fund Shares, as determined in accordance with section 2.1 and 2.2, by the NAV of one Acquiring Fund Share of the corresponding class, as determined in accordance with Section 2.1 hereof.

2.3 DETERMINATION OF VALUE. All computations of value with respect to the Acquired Fund shall be made by the Acquired Funds Administrator, in accordance with its regular practice in pricing the shares and assets of the Acquired Fund, and confirmed by the Acquiring Funds Administrator, and shall be subject to adjustment by an amount, if any, agreed to by the Acquiring Funds Administrator and the Acquired Funds Administrator.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. Subject to the satisfaction or waiver of the conditions set forth in Articles VI, VII and VIII of this Agreement, the closing (the “Closing”) will be on the Closing Date, which will be on or about __, or such other date as the parties may agree to in writing. The Closing shall be held as of the close of business (the “Effective Time”) at the offices of Tactical Fund Advisors, 11726 Seven Gables Rd., Symmes Township, Cincinnati, OH 45249, or at such other time and/or place as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously immediately at the Effective Time, unless otherwise provided.

3.2 CUSTODIAN’S CERTIFICATE. The portfolio securities and other investments of the Acquired Fund shall be made available by the Acquired Fund to the Acquiring Fund’s custodian for examination no later than five business days preceding the Closing Date. The custodian for the Acquired Funds, shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Funds on the Closing Date; and (b) all necessary Taxes (as defined below), including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Funds or the Acquired Funds are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Funds or the Acquired Funds is impracticable as mutually determined by the parties, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

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3.4 TRANSFER AGENT’S CERTIFICATE. The Acquired Funds shall cause Collaborative Fund Services, LLC, as its transfer agent, to deliver at the Closing to the Secretary of TIST a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Funds Shareholders, and the number and percentage ownership of outstanding shares of the outstanding classes of Acquired Funds Shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Ultimus Fund Solutions, LLC, its transfer agent, to issue and deliver to the Secretary of CIST a confirmation evidencing the number of each class of Acquiring Funds Shares to be credited on the Closing Date or provide evidence satisfactory to each Acquired Funds that the respective Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts, and other documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE ACQUIRED FUND. CIST and each Acquired Fund represent and warrant to TIST and the Acquiring Funds as follows:

(a) The Acquired Fund is a separate series of CIST, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware. CIST has the power to own all of its properties and assets and, subject to approval by the Acquired Funds Shareholders, to perform its obligations under this Agreement.

(b) CIST is registered as an open-end management investment company, and its registration with the U.S. Securities and Exchange Commission (the “SEC”) as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), is in full force and effect.

(c) The current registration statement of the Acquired Fund conforms in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Acquired Fund is not currently engaged in, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in, the violation of any material provision of the Agreement and Declaration of Trust of CIST or its By-Laws, or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

(e) The Acquired Fund Shares are the only outstanding equity interests in the Acquired Fund.

(f) The Acquired Fund has no material contracts or other commitments (other than this Agreement and agreements for the purchase and sale of securities or other permitted investments) that if terminated will result in material liability to the Acquired Fund.

(g) Except as otherwise disclosed in writing to and accepted by the respective Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Funds or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the

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conduct of its business, or the ability of the Acquired Funds to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Acquired Fund’s business or its ability to consummate the transactions contemplated herein.

(h) The financial statements of the Acquired Fund for the most recently completed fiscal year ended , if the audited financial statements for the most recently completed fiscal year are not available at the Closing Date, are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Funds) fairly reflect the financial condition of each Acquired Fund as of the end of such fiscal year, in all material respects as of that date, and there are no known contingent liabilities of a Acquired Fund as of that date not disclosed in such statements.

(i) Since the end of the Acquired Fund’s most recently completed fiscal year, there have been no material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of material indebtedness, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subsection (i), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in market value of portfolio securities, or net redemptions shall not constitute a material adverse change.

(j) All Tax (as defined below) returns and reports (including, but not limited to, information returns) that are required to have been filed by each Acquired Fund have been duly and timely filed. All such returns and reports were true, correct, and complete as of the time of their filing, and accurately state the amount of Tax (if any) owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income or other information required to be reported by the Acquired Fund. All Taxes due or properly shown to be due on such returns and reports have been paid, or provision has been made and properly accounted therefor. To the knowledge of CIST, no such return is currently being audited by any federal, state, local or foreign taxing authority. To the knowledge of CIST, there are no deficiency assessments (or deficiency assessments proposed in writing) with respect to any Taxes of the Acquired Fund. As used in this Agreement, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto, and including any obligations to indemnify or otherwise assume or succeed to such a liability of any other person. There are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the Acquired Fund (other than liens for Taxes not yet due and payable). Each Acquired Fund has not changed its annual accounting period within the 60-month period ending on the Closing Date.

(k) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, validly issued, fully paid and non-assessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. All the issued and outstanding shares of each Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in section 3.4. No Acquired Fund has outstanding options, warrants, or other rights to subscribe for or purchase any Acquired Fund Shares and has no outstanding securities convertible into any Acquired Fund Shares.

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(l) At the Closing Date, each Acquired Fund will have good and valid title to the Acquired Fund’s Acquired Assets to be transferred to the Acquiring Fund pursuant to section 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such Acquired Assets hereunder. Upon delivery and payment for such Acquired Assets, each Acquiring Fund will acquire good and valid title, subject to no restrictions on the full transfer of such Acquired Assets, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

(m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund’s shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(n) The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations.

(o) From the mailing of the Form N-14 Registration/Proxy Statement (as defined in section 5.6), through the time of the meeting of the Acquired Funds’ Shareholders and on the Closing Date, any written information furnished by an Acquired Fund for use in the Form N-14 Registration Statement, the N-1A Registration Statement (as defined in section 4.3), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(p) CIST has in effect an election to treat each Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Chapter 1, Subchapter M of the Code. The Acquired Fund is a fund that is treated as a corporation separate from each other series of CIST under Section 851(g) of the Code. The Acquired Fund has no earnings and profits accumulated in any taxable year for which the provisions of Part I of Chapter 1, Subchapter M of the Code (or the corresponding provisions of prior law) did not apply to it. Each Acquired Fund has qualified for treatment as a RIC for each taxable year since its formation (or since it was first treated as a separate corporation under Section 851(g) of the Code) that has ended prior to the Closing Date and, subject to the accuracy of the representations set forth in section 4.2(m), expects to satisfy the requirements of Part I of Chapter 1, Subchapter M of the Code to maintain qualification for such treatment for the taxable year that includes the Closing Date. Subject to the accuracy of the representations set forth in section 4.2(m), the Acquired Fund does not expect that the consummation of the transactions contemplated by this Agreement will cause it to fail to qualify for treatment as a RIC as of the Closing Date or as of the end of its taxable year that includes the Closing Date. The Acquired Fund has not at any time since its inception been liable for any income or excise tax pursuant to Sections 852 or 4982 of the Code that has not been timely paid. The Acquired Fund is in compliance in all material respects with all applicable provisions of the Code and all applicable Treasury regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and to withholding in respect of dividends and other distributions to shareholders and redemption of shares, and is not liable for any material penalties that could be imposed thereunder.

(q) The Acquired Fund’s investment operations from inception to the date hereof have complied in all material respects with the investment policies and investment restrictions set forth in the Acquired Fund’s Prospectus, except as previously disclosed in writing to the Acquiring Fund.

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(r) The Acquiring Fund Shares to be issued to the Acquired Fund pursuant to section 1.1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in section 1.4.

(s) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Agreement by CIST, for itself and on behalf of each Acquired Fund, except for the effectiveness of the N-1A Registration Statement and the Form N-14 Registration/Proxy Statement and such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the Acquired Fund Shareholders as described in section 5.2.

(t) The books and records of the Acquired Fund, including FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements, made available to the Acquiring Fund and/or its counsel, are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(u) The Acquired Fund would not be subject to corporate-level taxation on the sale of any assets currently held by it because of the application of Section 337(d) of the Code and the Treasury regulations thereunder.

(v) The Acquired Fund has not waived or extended any applicable statute of limitations with respect to the assessment or collection of Taxes.

(w) The Acquired Fund has not received written notification from any taxing authority that asserts a position contrary to any of the representations set forth in sections (j), (p), (t), (u), and (v) of this section 4.1.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. TIST and each Acquiring Fund represent and warrant to CIST and the Acquired Funds as follows:

(a) The Acquiring Fund is a separate series of TIST, a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware. TIST has the power to own all its properties and assets and to perform its obligations under this Agreement.

(b) TIST is registered as an open-end management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect.

(c) The current Prospectus and Statement of Additional Information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, considering the circumstances under which they were made, not misleading.

(d) The Acquiring Fund is not currently engaged in, and the execution, delivery and performance of this Agreement will not result in, a violation of any material provision of the Amended and Restated Agreement and Declaration of Trust of the TIST or its By-Laws, or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

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(e) Except as otherwise disclosed in writing to the Acquired Fund and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending, or to its knowledge, threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(f) There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than a nominal number of shares (“Initial Shares”) issued to a seed capital investor (which shall be the investment advisor of the Acquiring Fund or an affiliate thereof) to vote on the investment advisory and sub-advisory contracts, distribution and service plan under Rule 12b-1 of the 1940 Act, and other agreements and plans as may be required by the 1940 Act and to take whatever action it may be required to take as the Acquiring Fund’s sole shareholder. The Initial Shares have been or will be redeemed by the Acquiring Fund prior to the Closing for the price for which they were issued, and any price paid for the Initial Shares shall always have been held by the Acquiring Fund in a non-interest-bearing account.

(g) All issued and outstanding Acquiring Fund Shares will be, at the Closing Date, validly issued, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund shares, and there are no outstanding securities convertible into any Acquiring Fund shares.

(h) The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(i) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations.

(j) From the mailing of the Form N-14 Registration/Proxy Statement through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by TIST with respect to the Acquiring Fund for use in the N-14 Registration/Proxy Statement, the N-1A Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(k) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state blue sky or securities laws as it may deem appropriate to continue its operations after the Closing Date.

(l) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by TIST, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by TIST, for itself and on

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behalf of the Acquiring Fund, except for the effectiveness of the N-1A Registration Statement and the N-14 Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(m) Subject to the accuracy of the representations and warranties in section 4.1(p), for the taxable year that includes the Closing Date, TIST expects that the Acquiring Fund will meet the requirements of Chapter 1, Part I of Subchapter M of the Code for qualification as a RIC and will be eligible to, and will, compute its federal income tax under Section 852 of the Code. After the Closing, the Acquiring Fund will be a fund that is treated as a separate corporation under Section 851(g) of the Code.

(n) The Acquiring Fund is, and will be at the time of Closing, a newly created series without assets (other than the seed capital provided in exchange for Initial Shares) and without liabilities, created for the purpose of acquiring the assets and assuming the liabilities of the Acquired Fund, and, prior to the Closing, will not carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations).

4.3       REPRESENTATIONS OF TIST. TIST represents and warrants to CIST as follows:

(a) TIST has filed a post-effective amendment to its registration statement on Form N-1A (“N-1A Registration Statement”) for the purpose of registering the Acquiring Fund under the 1940 Act.

(b) TIST has adopted compliance policies and procedures, including policies and procedures pursuant to Rule 22e-4 under the 1940 Act, that are reasonably designed to prevent violation of the federal securities laws.

4.4 REPRESENTATIONS OF CIST. CIST represents and warrants to TIST that CIST has adopted compliance policies and procedures, including policies and procedures pursuant to Rule 22e-4 under the 1940 Act, that are reasonably designed to prevent violation of the federal securities laws.

ARTICLE V

COVENANTS

5.1 OPERATION IN ORDINARY COURSE. Each Acquiring Fund and the Acquired Fund will operate their businesses in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business may include payment of customary dividends and distributions and shareholder redemptions in the case of the Acquired Fund and redemptions of the Initial Shares in the case of the Acquiring Fund.

5.2 APPROVAL OF SHAREHOLDERS. CIST will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 ADDITIONAL INFORMATION. Each Acquired Fund will assist the respective Acquiring Fund in obtaining such information as the Acquiring Fund reasonably request concerning the beneficial ownership of the Acquired Fund Shares.

5.4 FURTHER ACTION. Subject to the provisions of this Agreement, each Acquiring Fund and Acquired Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably

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necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.5 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Closing Date, the Acquired Funds shall furnish the Acquiring Funds, in such form as is reasonably satisfactory to the Acquiring Funds, a statement of the earnings and profits of the Acquired Funds for federal income tax purposes that will be carried over by the Acquiring Funds, as well as any capital loss carryovers that will be carried over to the Acquiring Funds as a result of Section 381 of the Code, and which will be certified by CIST’s Treasurer.

5.6 PREPARATION OF FORM N-14 REGISTRATION/PROXY STATEMENT. TIST will prepare and file with the SEC a registration/proxy statement on Form N-14 (the “N-14 Registration Statement”) relating to the transactions contemplated by this Agreement in compliance with the 1933 Act, the 1934 Act and the 1940 Act. The Acquired Funds will provide the Acquiring Funds with the materials and information necessary to prepare the N-14 Registration Statement.

5.7 INDEMNIFICATION.

(a) Each Acquiring Fund (solely out of the Acquiring Fund’s assets and property, including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the respective Acquired Fund and its Trustees and officers (collectively, “Acquired Fund Indemnified Persons”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund or any of the Acquired Fund Indemnified Persons may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any material breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

(b) Each Acquired Fund (solely out of the Acquired Fund’s assets and property, including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the respective Acquiring Fund and its Trustees and officers (collectively, “Acquiring Fund Indemnified Persons”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund or any of the Acquiring Fund Indemnified Persons may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any material breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

5.8 TAX RETURNS. CIST covenants that by the time of the Closing, all of the Acquired Funds’ federal and other Tax returns and reports required by law to have been filed on or before the Closing Date (taking extensions into account) shall have been filed and all federal and other Taxes (if any) shown as due on said returns shall have either been paid or, if not yet due, adequate liability reserves shall have been provided for the payment of such Taxes.

5.9 CLOSING DOCUMENTS. At the Closing, CIST will provide TIST with the following:

(a) A certificate, signed by the President and the Treasurer or Assistant Treasurer of CIST on behalf of the Acquired Funds, stating each Acquired Fund’s known assets and liabilities, together with information concerning the tax basis and holding period of the Acquired Fund in all securities or investments transferred to the Acquiring Fund.

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(b) A copy of any Tax books and records of the Acquired Funds necessary for purposes of preparing any Tax returns, schedules, forms, statements, or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treasury regulation Section 1.6045A-1)) required by law to be filed by the Acquiring Funds after the Closing.

(c) A copy (which may be in electronic form) of the shareholder ledger accounts of the Acquired Funds, including, without limitation, the name, address and taxpayer identification number of each shareholder of record; the number of shares of beneficial interest held by each shareholder; the dividend reinvestment elections applicable to each shareholder; the backup withholding certifications (e.g., IRS Form W-9) or foreign person certifications (e.g., IRS Form W-8BEN, W-8BEN-E, W-8ECI, or W-8IMY), notices or records on file with the Acquired Funds with respect to each shareholder; and such information as TIST may reasonably request concerning Acquired Fund Shares or Acquired Fund Shareholders in connection with the Acquiring Funds’ cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury regulations following the Closing for all of the Acquired Fund Shareholders (the “Acquired Fund Shareholder Documentation”), certified by CIST’s transfer agent or its President or its Vice President to the best of their knowledge and belief.

(d) All FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Acquired Funds.

5.10 TAX TREATMENT. The Acquiring Funds and the Acquired Funds intend that the Reorganization will qualify as a reorganization described in Section 368(a)(1)(F) of the Code. Neither the Acquiring Funds nor the Acquired Funds shall take any action or cause any action to be taken (including, without limitation the filing of any Tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization described in Section 368(a)(1)(F) of the Code.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of each Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the respective Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

6.1 All representations, covenants, and warranties of the Acquiring Funds contained in this Agreement shall be true and correct in all material respects as of the Closing Date, with the same force and effect as if made on and as of that Closing Date. The Acquiring Funds shall have delivered to the Acquired Funds a certificate executed in the Acquiring Fund’s name by TIST’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Funds and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Funds shall reasonably request.

6.2 TIST, on behalf of the Acquiring Funds, shall have executed and delivered to CIST an Assumption of Liabilities dated as of the Closing Date pursuant to which each Acquiring Fund will assume all the Assumed Liabilities of the respective Acquired Fund not discharged prior to the Closing Date in accordance with section 1.3 of this Agreement.

6.3 The Acquired Funds shall have received on the Closing Date a certificate from the President of TIST, dated as of the Closing Date, addressing the following points:

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       (i)       TIST is a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the power to own all its properties and assets and to carry on its business as presently conducted and described in the registration statement on Form N-1A of TIST, and each Acquiring Fund is a separate series of TIST constituted in accordance with the applicable provisions of the 1940 Act and the Amended and Restated Agreement and Declaration of Trust of TIST.

(ii)       TIST is registered with the SEC as an investment company under the 1940 Act and such registration with the SEC is in full force and effect.

(iii)       Assuming that consideration of not less than the NAV of the Acquiring Fund Shares has been paid, the Acquiring Fund Shares to be issued and delivered to the each Acquired Fund, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the respective Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

(iv)       The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of TIST’s Amended and Restated Agreement and Declaration of Trust.

(v)       The N-14 Registration Statement has been filed with the SEC and no consent, approval, authorization or order of any court or governmental authority under U.S. federal law or the Delaware Statutory Trust Act is required to be obtained for consummation by TIST and the Acquiring Funds of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act, and as may be required under Delaware securities laws.

(vi)       To the knowledge of the President of TIST, except as has been disclosed in writing to CIST, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to TIST or the Acquiring Funds or any of their properties or assets or any person whom TIST or the Acquiring Funds may be obligated to indemnify in connection with such litigation, proceeding or investigation, and neither TIST nor the Acquiring Funds is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

6.4 The N-1A Registration Statement filed by TIST with the SEC to register the offer of the sale of the Acquiring Fund Shares will be in effect on the Closing Date.

6.5 Subject to section 6.3 as of the Closing Date with respect to the Reorganization, there shall have been no material change in the investment objective, policies and restrictions, nor any material change in the investment management fees, fee levels payable pursuant to the shareholder servicing plan, other fees payable for services provided to the Acquiring Funds, or fee waiver or expense reimbursement undertakings of the Acquiring Funds from those fee amounts and undertakings of the Acquiring Funds described in the N-14 Registration Statement or N-1A Registration Statement.

6.6 The TIST Board of Trustees, including a majority of Trustees who are not “interested persons” as defined under the 1940 Act, has determined that the transactions contemplated by this Agreement are in the best interests of the Acquiring Funds and that the interests of the existing shareholders of the Acquiring Funds would not be diluted as a result of such transactions.

6.7 The Adviser shall have paid the estimated costs of the Reorganization as set forth in section 9.1 of this Agreement.

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ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Funds to consummate the transactions provided for herein shall be subject, at its election, to the performance by each Acquired Funds of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants, and warranties of the Acquired Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Funds shall have delivered to the Acquiring Funds on such Closing Date a certificate executed in the Acquired Funds’ name by CIST’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Funds and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Funds shall reasonably request.

7.2 CIST, on behalf of the Acquired Funds, shall have duly executed and delivered to TIST such bills of sale, assignments, certificates and other instruments of transfer as may be necessary or desirable to transfer all right, title and interest of the Acquired Funds in and to the Acquired Assets.

7.3 The Acquiring Funds shall have received on the Closing Date a certification from the President of CIST, dated as of the Closing Date, addressing the following points:

(i)       CIST is a statutory trust validly existing and in good standing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted and described in the registration statement on Form N-1A of CIST, and each Acquired Fund is a separate series of the CIST constituted in accordance with the applicable provisions of the 1940 Act and the Agreement and Declaration of Trust of the CIST.

(ii)       CIST is registered with the SEC as an investment company under the 1940 Act and such registration with the SEC is in full force and effect.

(iii)       Each Acquired Funds has the power to sell, assign, transfer and deliver its assets to be transferred by it under the Agreement, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have transferred such assets to the respective Acquiring Fund.

(iv)       The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of CIST’s Agreement and Declaration of Trust.

(v)       No consent, approval, authorization or order of any court or governmental authority under U.S. law or the Delaware Statutory Trust Act is required to be obtained for the consummation by CIST and the Acquired Funds of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under Delaware securities laws.

(vi)       To the knowledge of the President of CIST, except as has been disclosed in writing to TIST, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to CIST or the Acquired Funds or any of their properties or assets

A-14

or any person whom CIST or the Acquired Funds may be obligated to indemnify in connection with such litigation, proceeding or investigation, and neither CIST nor the Acquired Funds is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

7.4 The Acquired Funds shall have delivered to the Acquiring Funds (a) a certificate, signed by the President or Vice President and the Treasurer or Assistant Treasurer of CIST on behalf of the Acquired Fund, stating each Acquired Fund’s known assets and liabilities, together with information concerning the tax basis and holding period of the Acquired Fund in all securities or investments transferred to the respective Acquiring Fund; (b) the Acquired Fund Shareholder Documentation; (c) all FASB ASC 740-10-25 (formerly, FIN 48) work papers; (d) copies of the Tax books and records of the Acquired Fund for purposes of preparing any Tax returns required by law to be filed after the Closing Date; and (e) a statement of earnings and profits of the Acquired Fund, as described in section 5.5.

7.5 The CIST Board of Trustees, including a majority of Trustees who are not “interested persons” as defined under the 1940 Act, has determined that the transactions contemplated by this Agreement are in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of such transactions.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUNDS AND ACQUIRED FUNDS

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Funds or the Acquiring Funds, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement. Notwithstanding anything to the contrary in the foregoing, if the conditions stated in sections 8.1 and 8.5 below do not exist on or before the Closing Date with respect to the Acquired Funds or the Acquiring Funds, the transactions contemplated by this Agreement shall not be consummated:

8.1 This Agreement and the transactions contemplated herein, with respect to each Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with Delaware law and the provisions of the Agreement and Declaration of Trust of CIST. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Funds. Notwithstanding anything herein to the contrary, neither the Acquiring Funds nor the Acquired Funds may waive the conditions set forth in this section 8.1.

8.2 On the Closing Date, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the SEC and of state blue sky securities authorities, including any necessary no-action positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on

A-15

the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4 Each of the N-1A Registration Statement and the N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act.

8.5 CIST and TIST shall have received the opinion of Strauss Troy Co., LPA dated as of the Closing Date and addressed to TIST and CIST, in a form satisfactory to them, substantially to the effect that, based upon certain facts, qualifications, certifications, representations and assumptions, for federal income tax purposes:

(a) The Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and each Acquired Fund and the Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) No gain or loss will be recognized by an Acquired Fund upon the transfer of all the Acquired Assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund, or upon the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

(c) The tax basis in the hands of each Acquiring Fund of each Acquired Asset transferred from the Acquired Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such Acquired Asset in the hands of the Acquired Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund on the transfer;

(d) The holding period in the hands of each Acquiring Fund of each Acquired Asset transferred from the Acquired Fund to the Acquiring Fund in the Reorganization, other than Acquired Assets with respect to which gain or loss is required to be recognized, will include the Acquired Fund’s holding period for such Acquired Asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);

(e) No gain or loss will be recognized by an Acquiring Fund upon its receipt of all the Acquired Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund as part of the Reorganization;

(f) No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund Shares for Acquiring Fund Shares as part of the Reorganization;

(g) The aggregate tax basis of the Acquiring Fund Shares that each Acquired Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefor;

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(h) Each Acquired Fund Shareholder’s holding period for the Acquiring Fund Shares received in the Reorganization will include the Acquired Fund Shareholder’s holding period for the Acquired Fund Shares exchanged therefor, provided that the Acquired Fund Shareholder held such Acquired Fund Shares as capital assets on the date of the exchange; and

(i) The taxable year of the Acquired Fund will not end because of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquiring Funds nor the Acquired Funds may waive the conditions set forth in this section 8.5.

ARTICLE IX

EXPENSES

9.1 Except as otherwise provided for herein, Tactical Fund Advisors, LLC (the “Adviser”) shall bear all expenses of the transactions contemplated by this Agreement (other than expenses, if any, of the shareholders). Such expenses include, without limitation: (a) expenses associated with the preparation and filing of the N-14 Registration Statement; (b) postage; (c) printing; (d) accounting fees; (e) audit and legal fees, including fees of the counsel to CIST, counsel to the Independent Trustees of CIST, counsel to TIST, and counsel to the Independent Trustees of the TIST; (f) solicitation costs of the transactions; (g) service provider conversion fees; and (g) any costs associated with meetings of each trust’s Board of Trustees relating to the transactions contemplated herein.

The Adviser shall remain so liable for expenses, regardless of whether the transactions contemplated by this Agreement occur, and this section 9.1 shall survive the Closing and any termination of this Agreement pursuant to section 11.1. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by either an Acquired Fund or Acquiring Fund to qualify for treatment as a RIC within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a reorganization within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on either an Acquired Fund or Acquiring Fund or on any of their respective shareholders.

9.2 At the Closing, the Adviser shall pay the estimated costs of the Reorganization to be paid by it pursuant to section 9.1, and any remaining balance within 30 days after the Closing.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL

10.1 TIST, on behalf of the Acquiring Funds, and CIST, on behalf of the Acquired Funds, agree that neither party has made to the other party any representation, warranty, or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations and warranties contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, including, without limitation, the indemnification obligations under section 5.7, shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, and the obligations of the Acquiring Funds, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

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TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of TIST and CIST. In addition, either TIST or CIST may at its option terminate this Agreement at or before the Closing Date due to:

(a) a breach by the other of any representation, warranty, covenant, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days or, in the sole discretion of the non-breaching party’s Board of Trustees, before the Closing Date;

(b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears to the terminating party’s Board of Trustees that it will not or cannot be met; or

(c) a determination by the terminating party’s Board of Trustees that the consummation of the transactions contemplated herein is not in the best interest of the shareholders of the Acquired Fund or Acquiring Fund, and to give notice to the other party hereto.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Funds, the Acquired Funds, TIST, CIST, or the respective Trustees or officers to the other party or its Trustees or officers, but section 9.1 shall continue to apply.

ARTICLE XII

AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of CIST and TIST; provided, however, that following the meeting of the Acquired Fund Shareholders pursuant to section 5.2 of this Agreement, no such amendment may have the effect of changing any provisions to the detriment of such shareholders.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

13.1 The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

A-18

13.5 It is expressly agreed that the obligations of the Acquiring Funds hereunder shall not be binding upon any of the Trustees, shareholders, officers, agents, or employees of TIST personally, but shall bind only the trust property of each Acquiring Fund, as provided in the Agreement and Declaration of Trust of TIST. The execution and delivery of this Agreement have been authorized by the Trustees of TIST on behalf of the Acquiring Funds and signed by authorized officers of TIST, acting as such. Such authorization by such Trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Funds as provided in TIST’s Agreement and Declaration of Trust.

13.6 It is expressly agreed that the obligations of each Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, officers, agents, or employees of CIST personally, but shall bind only the trust property of the Acquired Fund, as provided in the Agreement and Declaration of Trust of CIST. The execution and delivery of this Agreement have been authorized by the Trustees of CIST on behalf of the Acquired Funds and signed by authorized officers of CIST, acting as such. Such authorization by such Trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each Acquired Fund as provided in CIST’s Agreement and Declaration of Trust.

13.7       Each of TIST, on behalf of the Acquiring Funds, and CIST, on behalf of the Acquired Funds, specifically acknowledges and agrees that any liability under this Agreement with respect to an Acquiring Fund or Acquired Fund, respectively, or in connection with the transactions contemplated herein with respect to an Acquiring Fund or Acquired Fund, respectively, shall be discharged only out of the assets of the Acquiring Fund or Acquired Fund, respectively, and that no other series of TIST or CIST shall be liable with respect thereto.

ARTICLE XIV

CONFIDENTIALITY

14.1 Each Fund agrees to treat confidentially and as proprietary information of the other Fund all records and other information, including any information relating to portfolio holdings, of such other Fund and not to use such records and information for any purpose other than the performance of its duties under this Agreement; provided, however, that after prior notification of and written approval by such other Fund (which approval shall not be withheld if the disclosing Fund would be exposed to civil or criminal contempt proceedings for failure to comply when requested to divulge such information by duly constituted authorities having proper jurisdiction, and which approval shall not be withheld unreasonably in any other circumstance), a Fund may disclose such records and/or information as so approved.

ARTICLE XV

COOPERATION AND EXCHANGE OF INFORMATION

15.1 CIST and TIST will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended Tax returns or claims for Tax refunds, determining a liability for Taxes or a right to a refund of Taxes, requesting a closing agreement or similar relief from a taxing authority or participating in or conducting any audit or other proceeding in respect of Taxes, or in determining the financial reporting of any Tax position. Each party or its respective agents will retain for a period of six years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of each Acquired Fund and Acquiring Fund for its taxable

A-19

period first ending after the Closing and for prior taxable periods for which the party is required to retain records as of the Closing, provided that the Acquired Funds shall not be required to maintain any such documents that it has delivered to the Acquiring Funds.

15.2 Any reporting responsibility of an Acquired Fund is and shall remain the responsibility of the Acquired Fund, up to and including the date of the Closing, and such later date on which the Acquired Fund is terminated including, without limitation, responsibility for (i) preparing and filing any Tax returns relating to Tax periods ending on or prior to the date of the Closing (whether due before or after the Closing); and (ii) preparing and filing other documents with the SEC, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, except as otherwise is mutually agreed by the parties.

***Signature Page Follows.***

A-20

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

COLLABORATIVE INVESTMENT SERIES TRUST on behalf of the Acquired Fund

By: _________________________

Name:

Title: President

TACTICAL INVESTMENT SERIES TRUST on behalf of the Acquiring Fund

By: _________________________

Name:

Title: President

TACTICAL FUND ADVISORS, LLC, solely with respect to Article IX

By: __________________________

Name:

Title:

A-21

APPENDIX B

FINANCIAL HIGHLIGHTS

These financial highlights are intended to help you understand the Existing Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single share of the Existing Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Existing Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Existing Fund’s independent registered public accounting firm, and whose report, along with the Existing Fund’s financial statements are included in the Annual Report to shareholders, which is available upon request.

Tactical Conservative Allocation Fund – Class A Shares

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

	Year Ended 12/31/2020	For the Period Ended (c) 12/31/2019
Net Asset Value at Beginning of Year/Period	$ 10.36	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) * (g)	(0.06)	0.05
Net Gain on Securities (Realized and Unrealized)	0.34	0.37
Total From Investment Operations	0.28	0.42

Distributions:
Net Investment Income	(0.01)	(0.02)
Realized Gains	(0.10)	(0.04)
Total from Distributions	(0.11)	(0.06)

Net Asset Value, at End of Year/Period	$ 10.53	$ 10.36

Total Return **	2.71%	4.21%	(b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 27	$ 30
Before Waivers
Ratio of Expenses to Average Net Assets (d) (e) (h)	2.56%	2.30%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(1.02)%	0.58%	(a)
After Waivers
Ratio of Expenses to Average Net Assets (d) (f) (h)	2.14%	2.00%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.61)%	0.89%	(a)
Portfolio Turnover	1316.84%	674.08%	(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses include 0.15% and 0.01% of administrative fees which were voluntarily waived by the administrator for the year/period ended December 31, 2020 and 2019, respectively.

(e) Expenses before reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.55% and 2.30% for year/period ended 2020 and 2019, respectively.

(f) Expenses after reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.13% and 2.00% for year/period ended 2020 and 2019, respectively.

(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

B-1

Tactical Conservative Allocation Fund – Class I Shares

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

	Year Ended 12/31/2020	For the Period Ended (c) 12/31/2019
Net Asset Value at Beginning of Year/Period	$ 10.39	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) * (g)	(0.04)	0.03
Net Gain on Securities (Realized and Unrealized)	0.35	0.42
Total From Investment Operations	0.31	0.45

Distributions:
Net Investment Income	(0.01)	(0.02)
Realized Gains	(0.10)	(0.04)
Total from Distributions	(0.11)	(0.06)

Net Asset Value, at End of Year/Period	$ 10.59	$ 10.39

Total Return **	2.99%	4.55%	(b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 31,535	$ 42,675
Before Waivers
Ratio of Expenses to Average Net Assets (d) (e) (h)	2.30%	1.86%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.77)%	0.48%	(a)
After Waivers
Ratio of Expenses to Average Net Assets (d) (f) (h)	1.89%	1.75%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.36)%	0.59%	(a)
Portfolio Turnover	1316.84%	674.08%	(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses include 0.15% and 0.09% of administrative fees which were voluntarily waived by the administrator for the year/period ended December 31, 2020 and 2019, respectively.

(e) Expenses before reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.29% and 1.86% for year/period ended 2020 and 2019, respectively.

(f) Expenses after reimbursements (excluding interest expense of 0.01% and 0.00%) was 1.88% and 1.75% for year/period ended 2020 and 2019, respectively.

(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

B-2

Tactical Moderate Allocation Fund – Class A Shares

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

	Year Ended 12/31/2020	For the Period Ended (c) 12/31/2019
Net Asset Value at Beginning of Year/Period	$ 10.29	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) * (g)	(0.10)	0.02
Net Gain on Securities (Realized and Unrealized)	0.47	0.29
Total From Investment Operations	0.37	0.31

Distributions:
Net Investment Income	- +	(0.02)
Realized Gains	(0.09)	-
Total from Distributions	(0.09)	(0.02)

Net Asset Value, at End of Year/Period	$ 10.57	$ 10.29

Total Return **	3.62%	3.05%	(b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 2	$ 35
Before Waivers
Ratio of Expenses to Average Net Assets (d) (f) (h)	2.32%	4.66%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(1.26)%	(2.31)%	(a)
After Waivers
Ratio of Expenses to Average Net Assets (e) (f) (h)	2.08%	2.00%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(1.03)%	0.36%	(a)
Portfolio Turnover	1308.86%	911.79%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ Amount calculated is less than $0.005.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.31% and 4.66% for year/period ended 2020 and 2019, respectively.

(e) Expenses after reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.07% and 2.00% for year/period ended 2020 and 2019, respectively.

(f) Expenses include 0.15% and 0.04% of administrative fees which were voluntarily waived by the administrator for the year/period ended December 31, 2020 and 2019, respectively.

(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

B-3

Tactical Moderate Allocation Fund – Class I Shares

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

	Year Ended 12/31/2020	For the Period Ended (c) 12/31/2019
Net Asset Value at Beginning of Year/Period	$ 10.30	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) * (g)	(0.04)	0.03
Net Gain on Securities (Realized and Unrealized)	0.46	0.29
Total From Investment Operations	0.42	0.32

Distributions:
Net Investment Income	- +	(0.02)
Realized Gains	(0.09)	-
Total from Distributions	(0.09)	(0.02)

Net Asset Value, at End of Year/Period	$ 10.63	$ 10.30

Total Return **	4.11%	3.25%	(b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 38,171	$ 74,054
Before Waivers
Ratio of Expenses to Average Net Assets (d) (f) (h)	2.27%	1.82%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.79)%	0.40%	(a)
After Waivers
Ratio of Expenses to Average Net Assets (e) (f) (h)	1.88%	1.75%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.40)%	0.47%	(a)
Portfolio Turnover	1308.86%	911.79%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ Amount calculated is less than $0.005.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.26% and 1.82% for year/period ended 2020 and 2019, respectively.

(e) Expenses after reimbursements (excluding interest expense of 0.01% and 0.00%) was 1.87% and 1.75% for year/period ended 2020 and 2019, respectively.

(f) Expenses include 0.15% and 0.04% of administrative fees which were voluntarily waived by the administrator for the year/period ended December 31, 2020 and 2019, respectively.

(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

B-4

Tactical Growth Allocation Fund – Class A Shares

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

	Year Ended 12/31/2020	For the Period Ended (c) 12/31/2019
Net Asset Value at Beginning of Year/Period	$ 10.35	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) * (g)	(0.11)	0.02
Net Gain on Securities (Realized and Unrealized)	0.80	0.34
Total From Investment Operations	0.69	0.36

Distributions:
Net Investment Income	- +	(0.01)
Realized Gains	(0.49)	-
Total from Distributions	(0.49)	(0.01)

Net Asset Value, at End of Year/Period	$ 10.55	$ 10.35

Total Return **	6.73%	3.62%	(b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 4	$ 31
Before Waivers
Ratio of Expenses to Average Net Assets (d) (f) (h)	2.29%	4.55%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(1.30)%	(2.24)%	(a)
After Waivers
Ratio of Expenses to Average Net Assets (e) (f) (h)	2.08%	2.00%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(1.09)%	0.31%	(a)
Portfolio Turnover	1548.86%	929.77%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ Amount calculated is less than $0.005.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.28% and 4.55% for year/period ended 2020 and 2019, respectively.

(e) Expenses after reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.07% and 2.00% for year/period ended 2020 and 2019, respectively.

(f) Expenses include 0.15% and 0.04% of administrative fees which were voluntarily waived by the administrator for the year/period ended December 31, 2020 and 2019, respectively.

(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

B-5

Tactical Growth Allocation Fund – Class I Shares

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

	Year Ended 12/31/2020	For the Period Ended (c) 12/31/2019
Net Asset Value at Beginning of Year/Period	$ 10.37	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) * (g)	(0.05)	0.02
Net Gain on Securities (Realized and Unrealized)	0.86	0.36
Total From Investment Operations	0.81	0.38

Distributions:
Net Investment Income	- +	(0.01)
Realized Gains	(0.49)	-
Total from Distributions	(0.49)	(0.01)

Net Asset Value, at End of Year/Period	$ 10.69	$ 10.37

Total Return **	7.87%	3.83%	(b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 50,372	$ 55,952
Before Waivers
Ratio of Expenses to Average Net Assets (d) (f) (h)	2.18%	1.87%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.82)%	0.19%	(a)
After Waivers
Ratio of Expenses to Average Net Assets (e) (f) (h)	1.89%	1.76%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.54)%	0.30%	(a)
Portfolio Turnover	1548.86%	929.77%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ Amount calculated is less than $0.005.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before reimbursements (excluding interest and dividend expense of 0.01% and 0.01%) was 2.17% and 1.86% for year/period ended 2020 and 2019, respectively.

(e) Expenses after reimbursements (excluding interest and dividend expense of 0.01% and 0.01%) was 1.88% and 1.75% for year/period ended 2020 and 2019, respectively.

(f) Expenses include 0.15% and 0.03% of administrative fees which were voluntarily waived by the administrator for the year/period ended December 31, 2020 and 2019, respectively.

(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

B-6

TFA Quantitative Fund – Class I Shares

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

	For the
	Period Ended (a)
	12/31/2020

Net Asset Value at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss * (d)	(0.11)
Net Gain on Securities (Realized and Unrealized)	1.92
Total from Investment Operations	1.81

Distributions:
Net Investment Income	-
Realized Gains	(0.52)
Total from Distributions	(0.52)

Net Asset Value, at End of Period	$ 11.29

Total Return **	18.13%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 41,414
Before Waivers
Ratio of Expenses to Average Net Assets (e)	2.06%	(b)
Ratio of Net Investment Loss to Average Net Assets (d)	(1.83)%	(b)
After Waivers
Ratio of Expenses to Average Net Assets (e)(f)	1.91%	(b)
Ratio of Net Investment Loss to Average Net Assets (d) (f)	(1.68)%	(b)
Portfolio Turnover	963.53%	(c)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

(b) Annualized.

(c) Not Annualized.

(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(e) Does not include expenses of the investment companies in which the Fund invests.

(f) The Administrator has voluntarily waived 0.15% for the period ended December 31, 2020.

B-7

TFA Multidimensional Tactical Fund – Class I Shares

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

	For the
	Period Ended (a)
	12/31/2020

Net Asset Value at Beginning of Period	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Loss * (e)	(0.04)
Net Gain on Securities (Realized and Unrealized)	1.28
Total from Investment Operations	1.24

Distributions:
Net Investment Income	-
Realized Gains	(0.52)
Total from Distributions	(0.52)

Net Asset Value, at End of Period	$ 10.72

Total Return **	12.48%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 54,124
Before Waivers
Ratio of Expenses to Average Net Assets (d)(f)	2.04%	(b)
Ratio of Net Investment Loss to Average Net Assets (e)	(0.75)%	(b)
After Waivers
Ratio of Expenses to Average Net Assets (d)(f)(g)	1.89%	(b)
Ratio of Net Investment Loss to Average Net Assets (e)(g)	(0.60)%	(b)
Portfolio Turnover	934.35%	(c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

(b) Annualized.

(c) Not Annualized.

(d) Includes interest expense on securities sold short of 0.02% for the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(f) Does not include expenses of the investment companies in which the Fund invests.

(g) The Administrator has voluntarily waived 0.15% for the period ended December 31, 2020.

B-8

APPENDIX C

TACTICAL INVESTMENT SERIES TRUST

EXPENSES LIMITATION AGREEMENT

TACTICAL FUND ADVISORS, LLC

THIS EXPENSES LIMITATION AGREEMENT (the “Agreement”), dated July 9, 2021, by and between TACTICAL INVESTMENT SERIES TRUST, a Delaware statutory trust (the “Trust”), on behalf of the series named on Appendix A hereto (each, a “Fund” and together the “Funds”), each a series of the Trust and the Adviser, Tactical Fund Advisors, LLC (the “Adviser”).

WITNESSETH:

WHEREAS, the Adviser renders advice and services to each Fund pursuant to the terms and provisions of an Investment Advisory Agreement between the Trust and the Adviser dated as of the July 9, 2021 (the “Investment Advisory Agreement”); and

WHEREAS, the Funds are responsible for, and have assumed the obligation for, payment of certain expenses pursuant to the Investment Advisory Agreement that have not been assumed by the Adviser; and

WHEREAS, the Adviser desires to limit each Fund’s Operating Expenses (as that term is defined in Paragraph 2 of this Agreement) pursuant to the terms and provisions of this Agreement, and the Trust (on behalf of the Fund) desires to allow the Adviser to implement those limits;

NOW THEREFORE, in consideration of the covenants and the mutual promises hereinafter set forth, the parties, intending to be legally bound hereby, mutually agree as follows:

1. Limit on Operating Expenses. The Adviser hereby agrees to limit each Fund's current Operating Expenses to an annual rate, expressed as a percentage of a share classes’ average daily net assets, to the amounts listed in Appendix A (the "Annual Limit") for the time periods indicated.  In the event that the current Operating Expenses of the Fund, on a class-specific basis, as accrued each month, exceed the respective Annual Limit, the Adviser will, as needed, waive its fees and pay to each Fund, on a monthly basis, the excess expense within 30 days of being notified that an excess expense payment is due.

2. Definition. For purposes of this Agreement, the term “Operating Expenses” with respect to each Fund, is defined to include all expenses necessary or appropriate for the operation of the Fund and including the Adviser’s investment advisory or management fee detailed in the Investment Advisory Agreement (or a predecessor fund’s investment advisory agreement with the Adviser), but does not include any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation.

3. Reimbursement of Fees and Expenses. The Adviser retains its right to receive reimbursement of any fees waived or excess expense payments paid by it pursuant to this Agreement (or any prior

C-1

expense limitation agreement with a predecessor fund to each Fund) for three years from the date on which the waiver or reimbursement occurs, if such reimbursement can be achieved within the lesser of the Operating Expense Limitations listed in Appendix A or the expense limits in place at the time of recoupment. The Adviser’s right to receive such reimbursement shall survive the termination of either this Agreement or the Investment Advisory Agreement.

4. Term. This Agreement shall become effective on the date specified herein and shall remain in effect until the dates listed in Appendix A for each Fund, unless sooner terminated as provided in Paragraph 5 of this Agreement.

5. Termination. This Agreement may be terminated at any time, and without payment of any penalty, by the Board of Trustees of the Trust, on behalf of each Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board of Trustees of the Trust. This Agreement will automatically terminate, with respect to each Fund listed in Appendix A if the Investment Advisory Agreement for each Fund is terminated, with such termination effective upon the effective date of the Investment Advisory Agreement’s termination for each Fund.

6. Assignment. This Agreement and all rights and obligations hereunder may not be assigned without the written consent of the other party.

7. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute or rule, or shall be otherwise rendered invalid, the remainder of this Agreement shall not be affected thereby.

8. Governing Law. This Agreement shall be governed by, and construed in accordance with, the laws of the State of Delaware without giving effect to the conflict of laws principles thereof; provided that nothing herein shall be construed to preempt, or to be inconsistent with, any federal law, regulation or rule, including the Investment Company Act of 1940 and the Investment Advisers Act of 1940 and any rules and regulations promulgated thereunder.

C-2

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed and attested by their duly authorized officers, all on the day and year first above written.

TACTICAL INVESTMENT SERIES TRUST	TACTICAL FUND ADVISORS, LLC

By:	By:
Name: Drew K. Horter	Name: Drew K. Horter
Title: President	Title: CEO

C-3

Appendix A

Tactical Moderate Allocation Fund:

Class	Annualized Percentage of Average Daily Net Assets	Minimum Duration
A	2.14%	April 30, 2023
I	1.89%	April 30, 2023

Tactical Conservative Allocation Fund:

Class	Annualized Percentage of Average Daily Net Assets	Minimum Duration
A	2.14%	April 30, 2023
I	1.89%	April 30, 2023

Tactical Growth Allocation Fund:

Class	Annualized Percentage of Average Daily Net Assets	Minimum Duration
A	2.14%	April 30, 2023
I	1.89%	April 30, 2023

TFA Quantitative Fund:

Class	Annualized Percentage of Average Daily Net Assets	Minimum Duration
A	2.14%	April 30, 2023
I	1.89%	April 30, 2023

TFA Multidimensional Tactical Fund:

Class	Annualized Percentage of Average Daily Net Assets	Minimum Duration
A	2.14%	April 30, 2023
I	1.89%	April 30, 2023

TFA AlphaGen Growth Fund:

Class	Annualized Percentage of Average Daily Net Assets	Minimum Duration
A	2.14%	April 30, 2023
I	1.89%	April 30, 2023

C-4

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2021

TACTICAL INVESTMENT SERIES TRUST
11726 Seven Gables Road
Cincinnati, OH 45249

Tactical Conservative Allocation Fund
Tactical Moderate Allocation Fund
Tactical Growth Allocation Fund
TFA Quantitative Fund
TFA Multidimensional Tactical Fund

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus dated April 29, 2021, for the special meeting of shareholders of Collaborative Investment Series Trust (the “Trust”) with respect to the series identified above (the “Existing Funds”) to be held on May 7, 2021. At the special meeting, shareholders of the Existing Funds will be asked to consider and approve the proposed Agreement and Plan of Reorganization (the “Plan”), between the Trust and Tactical Investment Series Trust (the “New Trust”) on behalf of the series identified above (the “New Funds”). Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by calling 855-208-8903. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

Further information about the Existing Funds is contained in and incorporated by reference to the Prospectuses and Statements of Additional Information for the Trust dated March 4, 2020 and May 1, 2020. The audited financial statements and related independent registered public accounting firm's report for the Trust contained in the Annual Report to Shareholders for the fiscal year ending December 31, 2020, are incorporated herein by reference.

Further information about the New Funds is contained in and incorporated by reference to a Prospectus and Statement of Additional Information (“SAI”) dated April 26, 2021, which was filed with the SEC on April 22, 2021. Copies are available upon request and without charge by calling 833-974-3787. The New Funds have not yet commenced operations and, therefore, have not produced shareholder reports.

Table of Contents

PRO FORMA FINANCIAL INFORMATION	2
1

PRO FORMA FINANCIAL INFORMATION

Pro forma financial information has not been prepared for the Reorganization because the New Funds are newly organized funds with no assets and liabilities that will commence investment operations upon completion of the Reorganization.

The New Funds will be the successor to the accounting and performance information of the shares of the corresponding Existing Funds after consummation of the Reorganization. As a result, each Existing Fund will be the accounting and performance survivor following the Reorganization. The audited financial statements of the Existing Funds, for the fiscal year ended December 31, 2020, are incorporated herein by reference to the Annual Reports to Shareholders of the Existing Funds for their fiscal year ended December 31, 2020, filed on Form N-CSR (File No. 811-23306) with the SEC on March 2, 2021 and March 11, 2021.

2

PROXY PROXY

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD JUNE 10, 2021
11726 SEVEN GABLES ROAD, CINCINNATI, OHIO 45249

[INSERT FUND NAME HERE]

The undersigned holder of shares of beneficial interest of the above-referenced Fund (the "Fund"), hereby revokes any previous proxy and appoints Greg Skidmore and Adam Snitkoff, and each of them, with full power of substitution and revocation, as proxies to represent the undersigned at the Special Meeting of Shareholders (the "Special Meeting") of the above-mentioned Fund to be held on June 10, 2021 at 10:00 a.m., Eastern Time, at the offices of Tactical Fund Advisors, 11726 Seven Gables Road, Cincinnati, Ohio 45249, and at any or all adjournments or postponements thereof, and to vote all shares of beneficial interest of the Fund which the undersigned would be entitled to vote, with all powers the undersigned would possess if personally present, in accordance with the instructions on this proxy.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THIS PROXY CARD WILL BE VOTED AS INSTRUCTED. IF NO SPECIFICATION IS MADE AND THE PROXY CARD IS EXECUTED, THE PROXY CARD WILL BE VOTED "FOR" THE PROPOSALS SET FORTH ON THE REVERSE. THE PROXIES ARE AUTHORIZED, IN THEIR DISCRETION, TO VOTE UPON SUCH MATTERS AS MAY COME BEFORE THE MEETING OR ANY ADJOURNMENTS OR POSTPONEMENTS.

Receipt of Notice of Meeting and Proxy Statement is hereby acknowledged.

CONTROL #:

SHARES:

Note: Please date and sign exactly as the name appears on this proxy card. When shares are held by joint owners/tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person.

Signature(s) (Title(s), if applicable)

Date

PLEASE VOTE VIA THE INTERNET OR TELEPHONE OR MARK, SIGN, DATE AND RETURN THIS PROXY USING THE ENCLOSED ENVELOPE

CONTINUED ON THE REVERSE SIDE

EVERY SHAREHOLDER'S VOTE IS IMPORTANT!
VOTE THIS PROXY CARD TODAY!

THERE ARE 3 EASY WAYS TO VOTE YOUR PROXY:

1. **By Phone:** Call Okapi Partners toll-free at: **(855) 208-8903** to vote with a live proxy services representative. Representatives are available to take your vote or to answer any questions Monday through Friday 9:00 AM to 9:00 PM (EST)

OR

2. **By Internet:** Refer to your proxy card for the control number and go to: WWW.OKAPIVOTE.COM/TFA2021 and follow the simple on-screen instructions.

OR

3. **By Mail:** Sign, Date, and Return this proxy card using the enclosed postage-paid envelope.

If possible, please utilize option 1 or 2 to ensure that your vote is received and registered in time for the meeting on June 10, 2021

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" ALL PROPOSALS BELOW

The transaction of such other business as may properly come before the Special Meeting or any continuations after an adjournment thereof.

PLEASE FOLD ALONG THE PERFORATION, DETACH AND RETURN THE UPPER PORTION IN THE ENCLOSED ENVELOPE.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

You may have received more than one proxy card due to multiple investments in the Funds.
PLEASE REMEMBER TO VOTE ALL OF YOUR PROXY CARDS!

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THIS SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 10, 2021

THE PROXY STATEMENT AND THE NOTICE OF COMBINED SPECIAL MEETING OF SHAREHOLDERS FOR THIS MEETING ARE AVAILABLE AT: WWW.OKAPIVOTE.COM/TFA

PART C: OTHER INFORMATION

Item 15. INDEMNIFICATION

Article VIII of the Registrant’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 2.  Indemnification and Limitation of Liability.

a.                   To the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, shall indemnify and hold harmless each officer and Trustee from and against all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether such Person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Person’s office.

b.                   Every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefor, except as described in the last sentence of the first paragraph of this Article VIII, Section 2.

Pursuant to the Distribution Agreement, Distributor agrees to indemnify the Registrant, its officers and trustees against claims, demands, liabilities and expenses under specified circumstances, all as more fully set forth in the Registrant’s Distribution Agreement, which has been filed as an exhibit to the Registration Statement.

The Registrant may be party to other contracts that include indemnification provisions for the benefit of the Registrant’s trustees and officers.

The trustees and officers of the Registrant and the personnel of the Registrant’s investment adviser are insured under an errors and omissions liability insurance policy.

Item 16. EXHIBITS

(1)	Declaration of Trust.[1]
(2)	Bylaws.[1]

(3)	None.
(4)	Agreement and Plan of Reorganization of the Funds is attached as Appendix A to the Combined Proxy Statement and Prospectus and incorporated herein by reference.
(5)	Instruments Defining Rights of Security Holders are incorporated by reference to Declaration of Trust and Bylaws.
(6)(a)	Form of Investment Advisory Agreement.[1]
(6)(b)	Form of Sub-Advisory Agreement.[1]
(7)	Distribution Agreement. To be filed by amendment.
(8)	None.
(9)	Custody Agreement. To be filed by amendment.
(10)(a)	Distribution Plan under Rule 12b-1 for the Funds.[1]
(10)(b)	Rule 18f-3 Plan for the Funds.[1]
(11)	Opinion and Consent of Counsel. Filed herewith.
(12)	Form of Opinion of Counsel as to tax matters. Filed herewith.
(13)(a)	Administration Agreement. To be filed by amendment.
(13)(b)	Sub-Administration Agreement. To be filed by amendment.
(13)(c)	Master Services Agreement. To be filed by amendment.
(13)(d)	Form Of Expense Limitation Agreement is attached as Appendix C to the Combined Proxy Statement and Prospectus and incorporated herein by reference.
(14)	Consent of Existing Fund’s Independent Registered Public Accounting Firm. Filed herewith.
(15)	Not applicable.
(16)	Powers of Attorney. Incorporated by reference to the Trust’s Registration Statement on Form N-14 filed on February 24, 2021.
(17)	None.
1.	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on April 22, 2021.

UNDERTAKINGS

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3)	The undersigned Registrant undertakes to file a form of the opinion of counsel supporting tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus in herewith.
(4)	Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

As required by the Securities Act of 1933 this registration statement has been signed on behalf of the Registrant, in the City of Cincinnati, and State of Ohio, on April 29, 2021.

Tactical Investment Series Trust

By:	/s/Drew K. Horter
Drew K. Horter, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/Drew K. Horter	April 29, 2021
Drew K. Horter, Interested Trustee, Principal Executive and Financial Officer	Date

*	April 29, 2021
Matthew Brennan, Independent Trustee	Date

*	April 29, 2021
Richard Curry, Independent Trustee	Date

*	April 29, 2021
Peter Baden, Independent Trustee	Date

/s/Drew K. Horter	April 29, 2021
Drew K. Horter, Attorney in Fact*	Date

INDEX TO EXHIBITS

(11)	Opinion and Consent of Counsel

(12)	Opinion of Counsel as to tax matters

(14)	Consent of Independent Registered Public Accounting Firm